[Background Art Omitted]
 [SEI Logo Omitted]




                                      Annual Report as of August 31, 2002



                                                     SEI Tax Exempt Trust



                                                            Tax Free Fund

                                               California Tax Exempt Fund

                                              Institutional Tax Free Fund

                                              Massachusetts Tax Free Fund

                                               Pennsylvania Tax Free Fund

                                         Intermediate-Term Municipal Fund

                                         Pennsylvania Municipal Bond Fund

                                        Massachusetts Municipal Bond Fund

                                           New Jersey Municipal Bond Fund

                                             New York Municipal Bond Fund

                                           California Municipal Bond Fund

Table of Contents



-------------------------------------------------------------
Letter to Shareholders                                     1
-------------------------------------------------------------
Municipal Bond Market Overview                             2
-------------------------------------------------------------
Management's Discussion and Analysis of Fund Performance   3
-------------------------------------------------------------
Report of Independent Public Auditors                      9
-------------------------------------------------------------
Statements of Net Assets                                  10
-------------------------------------------------------------
Statements of Operations                                  78
-------------------------------------------------------------
Statements of Changes in Net Assets                       80
-------------------------------------------------------------
Financial Highlights                                      84
-------------------------------------------------------------
Notes to Financial Statements                             87
-------------------------------------------------------------
Trustees and Officers of the Trust                        94
-------------------------------------------------------------
Notice to Shareholders                                    97
-------------------------------------------------------------

SEI TAX EXEMPT TRUST -- AUGUST 31, 2002



Letter to Shareholders



TO OUR SHAREHOLDERS:
The fiscal year ended August 2002 was a challenging time for the financial markets as well as the country. As the Federal Reserve appeared to be nearing an end to it's easing policy in the late summer, the events of September 11th disrupted the recovery. The economy slipped into a brief recession by historical standards and the equity markets became depressed. In the second half of the fiscal year the economy experienced a slower than anticipated upturn and the equity markets continued to struggle. Investor confidence was weakened by terrorist concerns, corporate mistrust, and a weakening labor market, among other issues.

Money market yields across the industry continued to fall. The federal funds rate began the fiscal year at 3.50% and ended at 1.75%. The majority of interest rate cuts were focused on propping up the economy after the terrorist attacks. In early 2002, there were expectations of interest rate increases starting in the summer. The lack of inflation coupled with slow sustainable economic growth allowed the Federal Reserve to postpone raising interest rates and maintaining their accommodative posture. Currently, the market is expecting interest rates to increase in the next year, which would in turn cause money market yields to rise.

In the upcoming year the SEI Tax Exempt Trust will continue to seek safe investment opportunities that provide the yields our shareholders expect. We thank you for your continued confidence in the SEI Tax Exempt Trust, and we look forward to serving your investment needs in the future.



Sincerely,



/s/Edward D. Loughlin

Edward D. Loughlin
President






--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                         1

SEI TAX EXEMPT TRUST -- AUGUST 31, 2002



Municipal Bond Market Overview


Fiscal year 2002 was a positive one for municipal bond returns amid volatile capital markets. Declining bond yields and strong demand helped fuel municipal returns, enabling municipals to post some of the best asset class returns over the last year. Demand for municipals was strong due to increased geopolitical risks, equity market volatility, corporate event risk and moderation in the pace of economic growth. Overall, municipals benefited from investor risk aversion that precipitated an allocation away from equities.

The fiscal year began with municipals recording positive returns and strong demand even though new issuance was approaching record levels. After the tragic events of September 11th, investors became more risk averse. The Fed did its part to provide liquidity and confidence in the financial markets by lowering the federal funds rate three times at the start of the fiscal year to 1.75%. During the fiscal first quarter, the capital markets experienced a high degree of volatility forcing many investors to reassess their investment portfolios.

Increased market volatility continued as corporate malfeasance caused investors to question the validity of financial statements, especially in the aftermath of the Enron and Worldcom fiascoes. Doubts about the soundness of financial reporting ensured that equity markets recorded a second consecutive calendar year of negative returns. Within this environment, even record amounts of new issuance could not prevent municipal yields from declining.

As the second half of the fiscal year began, the sentiment in the municipal market remained strong, despite growing budget deficits amongst many municipalities. A slowing economy resulted in weaker tax receipts reducing revenues for municipal coffers. During the growth of 1990's many municipalities used surpluses to fund rainy day funds. Municipalities were able to tap these funds to balance budgets without severely reducing services.

Municipal issuance continued its torrid pace and is on pace for a record calendar year issuance in 2002. Yields for municipals declined over the second half of the fiscal year, with March being the only month of negative returns. Nearly insatiable demand for the perceived safety of municipals remained the theme that drove the municipal market to positive returns. Over the course of the fiscal year, municipal yields declined across the AAA G.O. curve. Although municipal yields declined, municipals underperformed comparable to treasury bonds for the year.

At fiscal year-end municipal yields were at historical lows. Although absolute yields are low, relative to Treasury yields, municipals look attractive. Ten-year municipal bonds provide nearly 90% of a ten-year Treasury yield, while 30-year municipals yield nearly 100% of the 30-year Treasury. With no abatement in the volatility of capital markets demand for municipals should remain strong. A potential caveat for the municipal market is that slowing tax receipts weaken the financial strength of municipal issuers. However, economic growth appears to be expanding modestly, which should help mitigate the negative impact of the decline in tax revenues.




--------------------------------------------------------------------------------
2                         SEI Tax Exempt Trust / Annual Report / August 31, 2002

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2002


Intermediate-Term Municipal Fund


For the fiscal year ended August 31, 2002, the SEI Tax Exempt Trust Intermediate-Term Municipal Fund, Class A (the "Fund") posted a total return of 6.10% versus a total return of 6.56% for the Lehman Brothers 5-Year G.O. Municipal Bond Index (the "Benchmark") and 6.53% for the Lehman Brothers 3-10 Year Blend Municipal Index.

Sector allocation was the biggest detractor from returns versus the Lehman Brothers 5-Year G.O. Municipal Bond Index during the fiscal year. Overall, general obligation bonds outperformed revenue bonds and the fund's allocation to the revenue sector subtracted from relative performance. The Fund's housing bond exposure detracted from relative performance, as declining yields raised mortgage prepayment expectations. In a year where investors placed a premium on quality, pre-refunded bonds posted solid returns and the Fund's underweight diminished relative performance. A slightly longer duration posture was a positive with yields declining.

In a like manner, sector allocation detracted from returns versus the Lehman Brothers 3-10 Year Blend Municipal Index. An underweight to general obligation bonds and an overweight to revenue bonds, particularly housing bonds detracted from relative performance. Declining yields increased mortgage prepayment expectations and the Fund's holdings in housing bonds subtracted from performance. Enhancing performance was a slightly longer duration posture and an overweight to insured bonds. Insured bonds performed strongly due to investor demand for high quality liquid investments. Overall, the Fund maintains a yield advantage versus the Lehman Brothers 3-10 Year Blend Municipal Index that contributed to relative performance.


Intermediate-Term Municipal Fund:

AVERAGE ANNUAL TOTAL RETURN1,2
--------------------------------------------------------------------------------
                             Annualized  Annualized   Annualized   Annualized
                    One Year     3-Year      5-Year      10-Year    Inception
                    Return       Return      Return       Return      to Date
--------------------------------------------------------------------------------
Intermediate-Term
Municipal, Class A   6.10%       6.81%       5.63%         5.64%      6.08%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Tax Exempt Trust Intermediate-Term Municipal Fund, Class A, versus the Lehman Brothers 5-Year G.O. Municipal Bond Index, andthe Lehman Brothers 3-10 Year Blended Municipal Bond Index

[Line Graph Omitted]
Plot points are as follows

        Intermediate-Term      Lehman Brothers          Lehman Brothers
         Municipal Fund          5 Year G.O.            3-10 Year G.O.
             Class A        Municipal Bond Index     Municipal Bond Index

8/31/92      10,000                10,000                   10,000
8/31/93      10,862                10,884                   10,983
8/31/94      10,933                11,062                   11,138
8/31/95      11,756                11,960                   12,090
8/31/96      12,198                12,414                   12,581
8/31/97      13,165                13,243                   13,541
8/31/98      14,113                14,147                   14,517
8/31/99      14,208                14,459                   14,781
8/31/00      15,020                15,213                   15,667
8/31/01      16,318                16,601                   17,093
8/31/02      17,313                17,691                   18,209

1 For the periods ended August 31, 2002. Past performance is no indication of future performance. Shares of the Fund were offered beginning September 5, 1989.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.





--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                         3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2002



Pennsylvania Municipal Bond Fund

For the Fiscal year ended August 31, 2002, the SEI Tax Exempt Trust Pennsylvania Municipal Bond Fund (the "Fund"), Class A and Class B shares posted a total return of 6.62% and 6.75%, respectively, versus a total return of 6.56% for the Lehman Brothers 5-Year G.O. Municipal Bond Index (the "Benchmark") and 7.10% for the Lehman Brothers MF Pennsylvania Intermediate Municipal Index.

In general, the Fund's objective is to invest only in bonds exempt from Pennsylvania taxes which enhanced returns as Pennsylvania bonds outperformed the general market bonds that comprise the Lehman Brothers 5-Year G.O. Municipal Bond Index. In a year where investors placed a premium on quality, pre-refunded bonds posted solid returns and the Fund's overweight helped relative performance. Overall, the Fund's yield advantage versus the Benchmark added to returns. General obligation bonds outperformed revenue bonds and the Fund's allocation to the revenue sector, particularly housing bonds subtracted from relative performance. With yields declining over the course of the fiscal year, housing bonds suffered from increased mortgage prepayment expectations.

The Fund's underperformance versus the Lehman Brothers MF Pennsylvania Intermediate Municipal Index was mainly the result of its sector allocation and premium coupon biases. Specifically, the fund's overweight to revenue bonds, particularly housing bonds detracted from returns as prepayment expectations rose as yields declined. Typically in a rallying market, the prices of the most liquid bonds advance first and the Fund's allocation to the insured and pre-refunded sectors added to returns. In broad terms, the Fund's yield advantage versus the Lehman Brothers MF Pennsylvania Intermediate Municipal Index served to enhance results.


Pennsylvania Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1,2
--------------------------------------------------------------------------------
                                       Annualized    Annualized
                              One Year     3-Year     Inception
                                Return     Return       to Date
--------------------------------------------------------------------------------
Pennsylvania
Municipal Bond, Class A          6.62%      6.90%         5.36%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Tax Exempt Trust Pennsylvania Municipal Bond Fund, Class A, versus the Lehman Brothers 5-Year G.O. Municipal Bond Index and the Lehman Brothers MF Pennsylvania Intermediate Municipal Index

[Line Graph Omitted]
Plot points are as follows

          Pennsylvania         Lehman Brothers        Lehman Brothers MF
         Municipal Bond          5 Year G.O.       Pennsylvania Intermediate
          Fund, Class A     Municipal Bond Index        Municipal Index

8/31/98      10,000                10,000                   10,000
8/31/99      10,065                10,221                   10,143
8/31/00      10,645                10,767                   10,751
8/31/01      11,534                11,735                   11,739
8/31/02      12,297                12,506                   12,572

1 For the periods ended August 31, 2002. Past performance is no indication of future performance. Class A shares were offered beginning August 25, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURN1,2

--------------------------------------------------------------------------------
                       Annualized   Annualized   Annualized    Annualized
            One Year       3-Year       5-Year      10-Year     Inception
              Return       Return       Return       Return       to Date
--------------------------------------------------------------------------------
Pennsylvania
Municipal
Bond, Class B  6.75%        7.03%         5.77%        5.76%       6.24%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Tax Exempt Trust Pennsylvania Municipal Bond Fund, Class B, versus the Lehman Brothers 5-Year G.O. Municipal Bond Index

[Line Graph Omitted]
Plot points are as follows

          Pennsylvania         Lehman Brothers
         Municipal Bond          5 Year G.O.
          Fund, Class B     Municipal Bond Index

8/31/92      10,000                10,000
8/31/93      10,891                10,884
8/31/94      11,015                11,062
8/31/95      11,765                11,960
8/31/96      12,231                12,414
8/31/97      13,219                13,243
8/31/98      14,177                14,147
8/31/99      14,273                14,459
8/31/00      15,098                15,231
8/31/01      16,393                16,601
8/31/02      17,500                17,691

1 For the periods ended August 31, 2002. Past performance is no indication of future performance. Class B shares were offered beginning August 14, 1989.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
4                         SEI Tax Exempt Trust / Annual Report / August 31, 2002

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2002



Massachusetts Municipal Bond Fund

For the fiscal year ended August 31, 2002, the SEI Tax Exempt Trust Massachusetts Municipal Bond Fund, Class A, (the "Fund") posted a total return of 6.25% versus a total return of 6.56% for the Lehman Brothers 5-Year G.O. Municipal Bond Index (the "Benchmark") and 7.22% for the Lehman Brothers MF Massachusetts Intermediate Municipal Index.

The primary driver of underperformance versus the Lehman Brothers 5-Year G.O. Municipal Bond Index was the Fund's overweight to revenue bonds, which underperformed general obligation bonds. The Fund's housing bond exposure subtracted from relative performance as declining yields raised mortgage prepayment expectations. Security selection within the industrial development sector also diminished returns. Enhancing returns was the Fund's slightly longer duration posture in a declining yield environment.

The primary drivers of underperformance versus the Lehman Brothers MF Massachusetts Intermediate Municipal Index can be explained by the Fund's sector allocation and yield curve positioning. An overweight to housing bonds and an underweight to the Commonwealth's general obligation bonds subtracted from returns. The Commonwealth's general obligation bonds benefited from strong investor demand, despite mounting fiscal problems. The Fund's security selection in the hospital sector added to returns. Overall, the Fund maintains a yield advantage versus the Lehman Brothers MF Massachusetts Intermediate Municipal Index that contributed to relative performance.

Massachusetts Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1,2
--------------------------------------------------------------------------------
                                  Annualized   Annualized
                       One Year       3-Year   Inception
                         Return       Return      to Date
--------------------------------------------------------------------------------
Massachusetts
Municipal Bond, Class A   6.25%        7.05%        5.35%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the SEI Tax Exempt Trust Massachusetts Municipal Bond Fund, Class A, versus the Lehman Brothers 5-Year G.O. Municipal Bond Index and the Lehman Brothers MF Massachusetts Intermediate Municipal Index

[Line Graph Omitted]
Plot points are as follows

          Massachusetts        Lehman Brothers        Lehman Brothers MF
         Municipal Bond          5 Year G.O.      Massachusetts Intermediate
          Fund, Class A     Municipal Bond Index        Municipal Index

8/31/98      10,000                10,000                   10,000
8/31/99      10,007                10,221                   10,164
8/31/00      10,582                10,767                   10,787
8/31/01      11,554                11,735                   11,834
8/31/02      12,276                12,506                   12,688

1 For the periods ended August 31, 2002. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 19, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                         5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2002



New Jersey Municipal Bond Fund


For the fiscal year ended August 31, 2002, the SEI Tax Exempt Trust New Jersey Municipal Bond Fund, Class A, (the "Fund") posted a total return of 5.91% versus a total return of 6.56% for the Lehman Brothers 5-Year G.O. Municipal Bond Index (the "Benchmark") and 6.53% for the Lehman Brothers 3-10 Year Municipal Blend Index.

Overall, New Jersey bonds underperformed the general market. As a result, the Fund's objective to invest only in bonds issued in New Jersey was the primary driver of underperformance versus the Benchmark. General obligation bonds outperformed revenue bonds and the fund's allocation to the revenue sector subtracted from relative performance. Higher quality bonds outperformed lower quality bonds enabling the Fund's insured holdings to enhance performance.

In a similar manner, the underperformance versus the Lehman Brothers 3-10 Year Municipal Blend Index can be explained by the Fund's underweight to the general obligation sector. An allocation to BBB rated bonds subtracted from relative performance as investors paid a premium for the highest quality most liquid bonds. Likewise, an overweight to the insured sector enhanced returns. The Fund's holdings in Puerto Rico bonds added to returns as Puerto Rico bonds performed strongly due to ample demand. Territorial debt like that issued by Puerto Rico, is exempt from all federal and state income taxes and benefited from investors reallocation out of equities.

New Jersey Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1,2

--------------------------------------------------------------------------------
                                  Annualized   Annualized
                        One Year      3-Year    Inception
                          Return      Return      to Date
--------------------------------------------------------------------------------
New Jersey
Municipal Bond, Class A    5.91%       6.54%        5.31%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the SEI Tax Exempt Trust New Jersey Municipal Bond Fund, Class A, versus the Lehman Brothers 5-Year G.O. Municipal Bond Index and the Lehman Brothers 3-10 Year Municipal Blend Index

[Line Graph Omitted]
Plot points are as follows

           New Jersey          Lehman Brothers          Lehman Brothers
         Municipal Bond          5 Year G.O.         3-10 Year Municipal
          Fund, Class A     Municipal Bond Index          Bond Index

8/31/98      10,000                10,000                   10,000
8/31/99      10,129                10,221                   10,182
8/31/00      10,634                10,767                   10,792
8/31/01      11,568                11,735                   11,774
8/31/02      12,252                12,506                   12,543

1 For the periods ended August 31, 2002. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 18, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
6                         SEI Tax Exempt Trust / Annual Report / August 31, 2002

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE SEI TAX EXEMPT TRUST -- AUGUST 31, 2002



New York Municipal Bond Fund


For the fiscal year ended August 31, 2002, the SEI Tax Exempt Trust New York Municipal Bond Fund, Class A, (the "Fund") posted a total return of 5.70% versus a total return of 6.56% for the Lehman Brothers 5-Year G.O. Municipal Bond Index (the "Benchmark") and 6.06% for the Lehman Brothers MF New York Intermediate Municipal Index.

The primary driver of outperformance versus the Lehman Brothers 5-Year G.O. Municipal Bond Index was the Fund's longer duration posture. In general, bonds issued in New York underperformed the general market and the Fund's objective to only invest in New York bonds was the largest detractor from relative performance. A slightly longer duration posture enhanced relative performance with yields declining.

The Fund's underperformance versus the Lehman Brothers MF New York Intermediate Municipal Index was due to yield curve positioning and sector allocation. Intermediate bonds posted higher returns than shorter-term bonds and the Fund's overweight to the short-term segment of the municipal yield curve subtracted from returns. In a year where investors placed a premium on quality, pre-refunded bonds posted solid returns and the Fund's underweight diminished relative performance. A slightly longer duration posture enhanced relative performance with yields declining. The Fund maintained its underweight to New York City bonds, which was a positive, as New York City bonds came under pressure following the tragic events of September 11th.

New York Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1,2
--------------------------------------------------------------------------------
                                  Annualized   Annualized
                        One Year      3-Year    Inception
                          Return      Return      to Date
--------------------------------------------------------------------------------
New York
Municipal Bond, Class A    5.70%       7.20%        5.62%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the SEI Tax Exempt Trust New York Municipal Bond Fund, Class A, versus the Lehman Brothers 5-Year G.O. Municipal Bond Index and the Lehman Brothers MF New York Intermediate Municipal Index

[Line Graph Omitted]
Plot points are as follows

            New York           Lehman Brothers        Lehman Brothers MF
         Municipal Bond          5 Year G.O.          New York Municipal
          Fund, Class A             Index           Intermediate Municipal
                                                            Index

8/31/98      10,000                10,000                   10,000
8/31/99      10,068                10,221                   10,156
8/31/00      10,687                10,767                   10,816
8/31/01      11,735                11,735                   11,892
8/31/02      12,403                12,506                   12,612

1 For the periods ended August 31, 2002. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 18, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                         7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST-- AUGUST 31, 2002



California Municipal Bond Fund


For the fiscal year ended August 31, 2002, the SEI Tax Exempt Trust California Municipal Bond Fund, Class A, (the "Fund") posted a total return of 5.55% versus a total return of 6.56% for the Lehman Brothers 5-Year G.O. Index (the "Benchmark") and 6.34% for the Lehman Brothers MF California Intermediate Municipal Index.

Overall, California bonds underperformed the general market. As a result, the Fund's objective to invest only in bonds issued in California was the primary driver of underperformance versus the Benchmark. California bonds suffered from mounting budget deficits with no long-term resolution on how to balance the budget. General obligation bonds outperformed revenue bonds and the fund's allocation to the revenue sector subtracted from relative performance. An allocation to Puerto Rico bonds enhanced returns. Territorial debt like that issued by Puerto Rico, is exempt from all federal and state income taxes and benefited from strong municipal demand.

In a like manner, the Fund's underweight to general obligation bonds explained most of the Fund's underperformance versus the Lehman Brothers MF California Intermediate Municipal Index. Despite mounting budget deficits, California G.O. bonds outperformed revenue bonds and the Fund's underweight subtracted from relative performance. An overweight to BBB rated bonds detracted from returns as investors sought out the highest quality most liquid bonds. The Fund benefited from an allocation to Puerto Rico bonds for the aforementioned reasons.

California Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1,2
--------------------------------------------------------------------------------
                                   Annualized  Annualized
                        One Year       3-Year   Inception
                          Return       Return     to Date
--------------------------------------------------------------------------------
California
Municipal  Bond, Class A   5.55%        7.04%      6.01%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the SEI Tax Exempt Trust California Municipal Bond Fund, Class A, versus the Lehman Brothers 5-Year G.O. Municipal Bond Index and the Lehman Brothers MF California Intermediate Municipal Index

[Line Graph Omitted]
Plot points are as follows

           California          Lehman Brothers        Lehman Brothers MF
         Municipal Bond          5 Year G.O.        California Intermediate
          Fund, Class A     Municipal Bond Index        Municipal Index

8/31/98      10,000                10,000                   10,000
8/31/99      10,240                10,221                   10,176
8/31/00      10,997                10,767                   10,921
8/31/01      11,898                11,735                   11,851
8/31/02      12,559                12,506                   12,602

1 For the periods ended August 31, 2002. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 19, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
8                         SEI Tax Exempt Trust / Annual Report / August 31, 2002

SEI TAX EXEMPT TRUST -- AUGUST 31, 2002



Report of Independent Public Auditors



To the Shareholders and Board of Trustees of SEI tax exempt Trust:
We have audited the accompanying statements of net assets of SEI Tax Exempt Trust (comprising, respectively, the Tax Free Fund, California Tax Exempt Fund, Institutional Tax Free Fund, Massachusetts Tax Free Fund, Pennsylvania Tax Free Fund, Intermediate-Term Municipal Fund, Pennsylvania Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund and California Municipal Bond Fund) (the "Trust") as of August 31, 2002, and the related statements of operations, statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the periods ended August 31, 2001 and the financial highlights for the periods presented through August 31, 2001 for the Trust were audited by other auditors whose report dated October 8, 2001 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the SEI Tax Exempt Trust, as of August 31, 2002, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


                                                     /s/Ernst & Young LLP




Philadelphia, Pennsylvania
October 11, 2002




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                         9

STATEMENT OF NET ASSETS


Tax Free Fund
August 31, 2002



--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Municipal Bonds -- 95.3%
ALABAMA -- 0.3%
   Lee County, Industrial
     Development Authority,
     Lifesouth Community Blood
     Center Project, RB (A) (B) (C)
        1.400%, 12/01/19            $ 2,440        $   2,440
                                                   ----------
ARIZONA -- 2.1%
   Arizona State, Healthcare
     Facilities Authority, Pooled
     Financing Project, Ser A, RB
     (A) (B)
        1.800%, 06/01/30              7,630            7,630
   Rancho Ladera, Ser A, COP (A)
     (B) (C)
        1.500%, 10/01/08             10,300           10,300
                                                   ----------
                                                      17,930
                                                   ----------
ARKANSAS -- 0.7%
   Pulaski County, Lease Purchase
     Project, Ser B, RB (A) (B) (E)
        1.460%, 03/01/07              5,000            5,000
   Springdale, Water & Sewer
     Authority, RB, FSA
        3.750%, 09/01/02                830              830
                                                   ----------
                                                       5,830
                                                   ----------
CALIFORNIA -- 0.4%
   Fremont, Multi-Family Housing
   Authority, Mission Project, Ser E,
   RB (A) (B) (C)
        1.350%, 09/01/14                140              140
   Oakland, TRAN
        3.000%, 07/29/03              3,000            3,042
                                                   ----------
                                                       3,182
                                                   ----------
COLORADO-- 5.0%
   Arvada, Water Authority,
     RB, FSA (A) (B)
        1.500%, 11/01/20              1,500            1,500
   Boulder County, Development
     Authority, Geological Society
     of America Project,
     Ser 92, RB (A) (B) (C)
        2.000%, 12/01/08              1,335            1,335
   Boulder, Health Facilities
     Authority, Community Hospital
     Project,
     RB (A) (B) (C)
        1.500%, 10/01/30             17,050           17,050
   Castle Pines, North
     Metropolitan District
     Authority, GO (A) (B) (C)
        1.500%, 12/01/28              3,620            3,620

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Colorado State, Health
     Facilities Authority,
     Christian Living Project, RB
     (A) (B) (C)
        1.430%, 01/01/24            $   340        $     340
   Colorado State, Housing &
     Finance Authority, Ser AA-3,
     RB (A) (B)
        2.150%, 05/01/36              1,500            1,500
   Denver (City & County),
     Multi-Family Housing Authority,
     Cottonwood Creek Project, Ser A,
     RB (A) (B)(C)
        1.300%, 04/15/14              2,500            2,500
   Denver (City & County),
     Multi-Family Housing
     Authority, Ogden Residences
     Project, Ser 85-B, RB (A) (B)
     (C)
        1.850%, 12/01/09              3,700            3,700
   Dove Valley, Metropolitan
     District Authority, Arapahoe
     County Project, Ser C, GO (A)
     (B) (C)
        2.250%, 11/01/25              2,160            2,160
   East Smoky Hill, Metropolitan
     District Authority, GO (A)
     (B) (C)
        2.000%, 12/01/30              1,000            1,000
   NBC, Metropolitan District
     Authority, GO (A) (B) (C)
        2.000%, 12/01/30              1,000            1,000
   Summit County, Recreational
     Facilities Authority, Copper
     Mountain Project, RB (A) (B)
     (C)
        1.450%, 04/01/17              1,805            1,805
   Thornton, Multi-Family Housing
     Authority, Quaile Ridge
     Project,
     Ser A, RB (A) (B) (C)
        1.300%, 04/15/05              4,315            4,315
   Willow Trace, Metropolitan
     District Authority, Ser A, GO
     (A) (B) (C)
        2.000%, 12/01/31              1,000            1,000
                                                   ----------
                                                      42,825
                                                   ----------
DELAWARE -- 2.9%
   Delaware State, Economic
     Development Authority,
     Hospital Billing, Ser B, RB,
     AMBAC (A) (B)
        1.400%, 12/01/15             11,220           11,220
   Delaware State, Economic
     Development Authority,
     Peninsula United Methodist
     Project,
     Ser B, RB (A) (B) (C)
        1.400%, 05/01/12              5,430            5,430
   Delaware State, Economic
     Development Authority, School
     House Project, RB (A) (B) (C)
        1.350%, 12/01/15              3,300            3,300


--------------------------------------------------------------------------------
10                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Delaware State, Economic
     Development Authority,
     Wilmington Montessori School
     Project,
     RB (A) (B) (C)
        1.400%, 05/01/20            $ 2,900        $   2,900
   University of Delaware,
     University Revenue Authority,
     Ser A, RB (A) (B)
        1.350%, 11/01/18              1,585            1,585
                                                   ----------
                                                      24,435
                                                   ----------
DISTRICT OF COLUMBIA -- 0.1%
   District of Columbia, Institute
     of International Economic
     Issues,
     RB (A) (B) (C)
        1.400%, 06/01/25              1,300            1,300
                                                   ----------
FLORIDA -- 6.0%
   Alachua County, Industrial
     Development Authority,
     Florida Convention Centers
     Project,
     Ser A, RB (A) (B) (C)
        1.450%, 01/01/12                700              700
   Capital Trust Agency,
     Multi-Family Housing
     Authority, Community Loan
     Project, Ser A, RB (A) (B)
        1.510%, 12/01/32             20,300           20,300
   Dade County, Water & Sewer
     System Authority, RB, FGIC
     (A) (B)
        1.400%, 10/05/22             10,000           10,000
   Florida State, Multi-Family
     Housing Authority, RB (A) (B)
        1.350%, 12/01/05              1,200            1,200
   Florida State, Municipal Loan
     Council, Ser A, RB, MBIA
        3.250%, 11/01/02              1,200            1,203
   Fort Pierce, Health Facilities
     Authority, New Horizons
     Project,
     RB (A) (B) (C)
        1.400%, 10/01/17              2,975            2,975
   Jacksonville, Industrial
     Development Authority,
     Trailer Marine-Crowly
     Project, RB (A) (B) (C)
        1.350%, 02/01/14              3,600            3,600
   Miami-Dade County, Industrial
     Development Authority, Saral
     Publications Project, RB (A)
     (B) (C)
        1.400%, 04/01/08              2,350            2,350
   Orange County, Healthcare
     Facilities Authority, Florida
     Hospital Association Project,
     Ser A, RB (A) (B)
        1.800%, 06/01/30              3,300            3,300

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Orange County, Industrial
     Development Authority,
     University of Central Florida
     Foundation Project,
     Ser A, RB (A) (B) (C)
        1.400%, 02/01/16            $ 2,000        $   2,000
   Orange County, Multi-Family
     Housing Authority, Post
     Fountains Project, RB (A) (B)
     (E)
        1.350%, 06/01/25              1,000            1,000
   Orange County, Multi-Family
     Housing Authority, Post Lake
     Apartments Project, RB (A)
     (B) (E)
        1.350%, 06/01/25              1,175            1,175
   Pasco County, Housing Finance
     Authority, Carlton Arms
     Magnolia Project, RB (A) (B)
     (C)
        1.430%, 12/01/07              1,000            1,000
   Volusia County, Housing Finance
     Authority, Sun Pointe
     Apartments Project, Ser H, RB
     (A) (B) (C)
        1.300%, 12/01/05                250              250
                                                   ----------
                                                      51,053
                                                   ----------
GEORGIA -- 7.3%
   Brooks County, Development
     Authority, Presbyterian Home
     Project,
     RB (A) (B) (C)
        1.400%, 03/01/18              2,000            2,000
   Catoosa County, Industrial
     Development Authority, Galaxy
     Carpet Project, RB (A) (B) (C)
        1.450%, 12/01/06              6,500            6,500
   Cobb County, Industrial
     Development Authority,
     Institute of Nuclear Power
     Operations Project, RB (A)
     (B) (C)
        1.400%, 02/01/13             11,760           11,760
   Cobb County, Residential
     Facilities for the Elderly,
     Presbyterian Village Project,
     RB (A) (B) (C)
        1.400%, 08/01/15              2,625            2,625
   DeKalb County, Development
     Authority, Dart Container
     Project,
     RB (A) (B) (C)
        1.800%, 08/01/11              1,000            1,000
   DeKalb County, Housing
     Development Authority,
     Winters Creek Apartments
     Project, RB (A) (B) (D)
        1.400%, 06/15/25              1,400            1,400
   Forsyth County, Development
     Authority, Pinecrest Academy
     Project, RB
     (A) (B) (C)
        1.400%, 09/01/25              5,000            5,000

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        11

STATEMENT OF NET ASSETS

August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Fulton County, Development
     Authority, Arthritis
     Foundation Project,
     RB (A) (B) (C)
        1.400%, 12/01/16            $ 1,200        $   1,200
   Fulton County, Development
     Authority, Robert W. Woodruff
     Arts Center Project, RB (A)
     (B) (C)
        1.400%, 02/01/16                400              400
   Georgia State, Road & Thruway
     Authority, BAN
        2.750%, 11/20/02              3,500            3,500
   Gordon County, Hospital
     Authority, Adventist Health
     Systems Project, Ser A, RB
     (A) (B) (C)
        1.400%, 11/15/27              1,245            1,245
   Gwinnett County, Development
     Authority, Wesleyan School
     Project, RB (A) (B) (C)
        1.400%, 03/01/17                350              350
        1.400%, 03/01/21              2,800            2,800
   Marietta, Multi-Family Housing
     Authority, Falls at Bells
     Ferry Project, RB (A) (B) (C)
        2.000%, 01/15/09              5,135            5,135
   Monroe County, Industrial
     Development Authority,
     Baptist Village
     Project, RB (A) (B) (C)
        1.400%, 08/01/18              1,600            1,600
   Newton County, Industrial
     Development Authority, HB
     Fuller Project,
     Ser B, RB (A) (B) (C)
        1.450%, 12/01/04              3,100            3,100
   Roswell, Multi-Family Housing
     Authority, Post Canyon
     Project,
     RB (A) (B) (D)
        1.350%, 06/01/25              2,895            2,895
   Savannah, Economic Development,
     Westside Urban Health
     Center, RB (A) (B) (C)
        1.500%, 03/01/18              2,990            2,990
   Savannah, Multi-Family Housing
     Authority, Somerset Place
     Project, Ser A, RB (A) (B) (D)
        1.350%, 06/15/26              3,050            3,050
   Savannah, Multi-Family Housing
     Authority, Somerset Wharf
     Project, Ser B, RB (A) (B) (E)
        1.350%, 06/15/26              2,200            2,200
   Southern Georgia, Hospital
     Authority, Alliance Community
     Hospitals Project, Ser A, RB,
     AMBAC (A) (B)
        1.500%, 04/01/29              1,300            1,300
                                                   ----------
                                                      62,050
                                                   ----------

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
HAWAII -- 0.4%
   Hawaii State, Ser CS, GO, MBIA
        5.250%, 04/01/03            $ 3,000        $   3,056
                                                   ----------
ILLINOIS -- 9.0%
   Chicago, Park District, TAW
        3.000%, 05/01/03             10,000           10,095
   East Peoria, Multi-Family
     Housing Authority,
     Radnor/East Peoria Project,
     RB (A) (B) (C)
        1.550%, 06/01/08              1,040            1,040
   Illinois State, Educational
     Facilities Authority, Art
     Institute of Chicago Project,
     RB (A) (B)
        1.450%, 03/01/27              8,450            8,450
   Illinois State, Educational
     Facilities Authority,
     Concordia University River
     Project, RB (A) (B) (C)
        1.900%, 10/01/31                600              600
   Illinois State, Educational
     Facilities Finance
     Development Authority,
     Creative Childrens Academy
     Project, RB (A) (B) (C)
        1.550%, 10/01/28              2,900            2,900
   Illinois State, Educational
     Facilities Finance
     Development Authority,
     Trinity International
     University,
     Ser A, RB (A) (B) (C)
        1.400%, 10/01/30              2,000            2,000
   Illinois State, Finance
     Development Authority,
     American College Occupational
     Project, RB (A) (B) (C)
        1.550%, 10/01/18              1,610            1,610
   Illinois State, Finance
     Development Authority,
     Christian Brothers Services
     Project, RB (A) (B) (C)
        1.550%, 05/01/20              1,800            1,800
   Illinois State, Finance
     Development Authority, Dart
     Container Project,
     RB (A) (B) (C)
        1.500%, 12/01/09              1,300            1,300
   Illinois State, First Ser, GO
        5.500%, 06/01/03              3,100            3,190
   Illinois State, Health
     Facilities Authority,
     Elmhurst Memorial Hospital
     Project, Ser B, RB (A) (B)
        1.900%, 01/01/20                700              700
   Illinois State, Pollution
     Control Development Finance
     Authority, Commonwealth
     Edison Project, Ser B, RB (A)
     (B) (C)
        1.350%, 10/15/14              2,000            2,000


--------------------------------------------------------------------------------
12                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, Toll Highway
     Authority, Ser B, RB, FSA (A)
     (B)
        1.400%, 01/01/16            $ 4,900        $   4,900
   Kane McHenry Cook & DeKalb
     Counties, TAW
        3.750%, 09/27/02              8,000            8,007
   Lake County, Adlai E. Stevens
     School District, GO
        5.500%, 01/01/03                705              714
   Macon County, Industrial
     Development Authority,
     Decatur Family YMCA Project,
     RB (A) (B) (C)
        1.600%, 05/01/35              4,400            4,400
   McHenry & Kane Counties, TAW
        3.125%, 09/30/02              2,000            2,001
   Rockford, School District No.
     205, TAW
        3.400%, 10/30/02             13,000           13,014
   Rockford, Wesley Willows
     Obligation, RB (A)(B)
        1.850%, 04/01/32              2,000            2,000
   Skokie, Economic Development
     Authority, Skokie Fashion
     Square Project, RB (A) (B) (C)
        1.680%, 12/01/14              4,350            4,350
   Tinley Park, Town Pointe
     Development Project, SPA (A)
     (B) (C)
        1.450%, 02/01/07              1,205            1,205
                                                   ----------
                                                      76,276
                                                   ----------
INDIANA -- 6.5%
   Carmel Clay, Independent
     Schools, TAW
        2.100%, 12/31/02              5,000            5,003
   Goshen, Industrial Economic
     Development Authority, Goshen
     College Project, RB (A) (B)
     (C)
        1.450%, 10/01/37              9,000            9,000
   Griffith, Public School
     District, TAW
        2.750%, 12/31/02              1,000            1,001
   Hamilton, Southeastern Schools,
     Temporary Loan Warrants
        1.880%, 12/31/02              3,500            3,500
   Indiana State, Educational
     Facilities Authority,
     Wesleyan University Project,
     RB (A) (B) (C)
        1.550%, 12/01/15              3,975            3,975
   Indiana State, Financial
     Development Authority,
     Educational Facilities,
     Cathedral High School
     Project,
     RB (A) (B)
        1.850%, 09/01/26              3,600            3,600

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Indiana State, Financial
     Development Authority,
     Educational Facilities,
     Brebeuf Preparatory School
     Project, RB (A) (B) (C)
        1.550%, 07/01/26            $ 3,400        $   3,400
   Indiana State, Health
     Facilities Financing
     Authority, Baptist Homes of
     Indiana Project, RB (A) (B) (C)
        1.400%, 11/01/30              6,335            6,335
   Indiana State, Health
     Facilities Financing
     Authority, Bethesda Living
     Center Project, Ser B, RB (A)
     (B) (C)
        1.450%, 08/01/31              1,350            1,350
   Indiana State, Health
     Facilities Financing
     Authority, Capital Access
     Pool Program, RB (A) (B) (C)
        1.350%, 04/01/12              4,700            4,700
   Indiana State, Health
     Facilities Financing
     Authority, Lutherwood
     Project, RB (A) (B) (C)
        1.500%, 07/01/10                770              770
   Indiana State, Industrial
     Finance Development
     Authority, Goodwill
     Industries Center Project,
     RB (A) (B) (C)
        1.500%, 06/01/16              1,975            1,975
   Indiana State Bond Bank,
     Advanced Funding Program, Ser
     B, RB (B)
        2.000%, 01/22/03              4,300            4,310
   Indiana State Bond Bank,
     Funding Program Notes, Ser
     A-2, RB
        2.250%, 01/22/03              3,000            3,007
   Mishawaka, School City, TAW
        2.500%, 12/31/02              2,125            2,127
   Muncie, Independent Community
     Schools, Temporary Loan
     Warrants
        2.200%, 12/31/02              1,000            1,001
   Portage, Industrial Economic
     Development Authority,
     RB (A) (B) (C)
        1.570%, 09/01/03                130              130
                                                   ----------
                                                      55,184
                                                   ----------
IOWA -- 3.2%
   Council Bluffs, Pollution
     Control Authority,
     Iowa-Illinois Gas & Electric
     Project, RB (A) (B) (C)
        1.550%, 01/01/25              4,950            4,950
   Iowa State, Finance Authority,
     Burlington Medical Center
     Project, RB, FSA (A) (B)
        1.850%, 06/01/27              1,250            1,250

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        13

STATEMENT OF NET ASSETS

August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Iowa State, Higher Education
     Loan Authority, Private
     College Facilities, Wartburg
     Project, RB (A) (B) (C)
        1.850%, 03/01/30            $ 2,000        $   2,000
   Iowa State, Higher Education
     Loan Authority, Saint Ambrose
     Project, RB (A) (B) (C)
        1.550%, 02/01/05              1,500            1,500
   Iowa State, Private College
     Finance Authority, Drake
     University Project, RB (A)
     (B) (C)
        1.900%, 07/01/31              3,600            3,600
   Louisa County, Pollution
     Control Authority,
     Iowa-Illinois Gas & Electric
     Project, RB (A) (B)
        1.500%, 03/01/17              3,900            3,900
   Louisa County, Pollution
     Control Authority,
     Iowa-Illinois Gas & Electric
     Project, Ser A, RB (A) (B)
        1.500%, 09/01/16             10,000           10,000
                                                   ----------
                                                      27,200
                                                   ----------
KANSAS -- 0.5%
   Salina, Central Mall Dillard
     Project, Ser 84, RB (A) (B) (C)
        1.600%, 12/01/14                495              495
   Topeka, Multi-Family Housing
     Authority, Fleming Court
     Project,
     RB (A) (B) (C)
        1.460%, 12/01/28              3,860            3,860
                                                   ----------
                                                       4,355
                                                   ----------
KENTUCKY -- 1.6%
   Henderson County, Hospital
     Association Health Facilities
     Authority, Ser A, RB (A) (B)
        1.800%, 12/01/30              3,740            3,740
   Kentucky State, Association of
     Counties, TRAN
        3.000%, 06/30/03              7,264            7,342
   Kentucky State, Economic
     Development Finance
     Authority, Adventist Health
     Systems, Ser A, RB (A) (B) (C)
        1.400%, 11/15/27              1,400            1,400
   Louisville, Multi-Family
     Housing Authority, Station
     House Square Project, RB (A)
     (B) (C)
        1.900%, 07/15/19              1,345            1,345
                                                   ----------
                                                      13,827
                                                   ----------

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
LOUISIANA -- 0.2%
   New Orleans, Aviation Board
     Authority, Ser C, GO, MBIA
     (A) (B)
        1.350%, 08/01/11            $   945        $     945
   New Orleans, Industrial
     Development Authority,
     Spectrum Control Technology
     Project, RB (A) (B) (C)
        1.400%, 03/01/07              1,100            1,100
                                                   ----------
                                                       2,045
                                                   ----------
MARYLAND -- 1.2%
   Anne Arundel County, Kellington
     Association Project, RB (A)
     (B)
        1.450%, 06/15/11              1,150            1,150
   Maryland State, Economic
     Development Authority,
     Goodwill Industrial Project,
     RB (A) (B) (C)
        1.400%, 09/01/24              2,500            2,500
   Maryland State, Industrial
     Financing Development
     Authority, Johnson Controls
     Project, RB (A) (B)
        1.750%, 12/01/03                600              600
   Montgomery County, Multi-Family
     Housing Community Authority,
     Oakwood Project, Ser A, RB
     (A) (B)
        1.400%, 11/01/07              5,600            5,600
                                                   ----------
                                                       9,850
                                                   ----------
MASSACHUSETTS -- 3.8%
   Blackstone Valley, Vocational
     School Authority, BAN
        2.500%, 07/15/03              4,000            4,022
   Gateway, Mass Regional School
     District, BAN
        2.500%, 01/31/03              1,500            1,506
   Glouchester, BAN
        2.750%, 06/27/03              1,500            1,514
   Massachusetts State, Finance
     Development Agency, Draper
     Laboratory Issue, RB, MBIA
     (A) (B)
        1.350%, 06/01/30              1,500            1,500
   Massachusetts State, Finance
     Development Agency, Fessenden
     School Project, RB (A) (B) (C)
        1.350%, 08/01/31              2,500            2,500
   Massachusetts State, Finance
     Development Agency, Belmont
     Day School Project,
     RB (A) (B) (C)
        1.350%, 07/01/31              3,800            3,800
   Massachusetts State, Health &
     Educational Facilities
     Authority, Berklee College of
     Music Project, Ser D, RB,
     MBIA (A) (B)
        1.170%, 10/01/27              1,530            1,530
--------------------------------------------------------------------------------
14                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities
     Authority, Partners
     Healthcare System Project,
     Ser P-1, RB, FSA (A) (B)
        1.300%, 07/01/27            $ 3,500        $   3,500
   Massachusetts State, Health &
     Educational Facilities
     Authority, RB (A) (B)
        1.880%, 01/01/26              1,800            1,800
   Massachusetts State, Health &
     Educational Facilities
     Authority, University
     of Massachusetts,
     Ser A, RB (A) (B) (C)
        1.250%, 11/01/30              1,000            1,000
   Massachusetts State, Health &
     Educational Facilities
     Authority, Wellesley College
     Issue Project,
     Ser E, RB (A) (B) (C)
        1.300%, 07/01/22                500              500
   Massachusetts State, Industrial
     Finance Agency, Goddard House
     Project, Ser 1995, RB
     (A) (B) (C)
        1.350%, 11/01/25              2,010            2,010
   Massachusetts State, Industrial
     Finance Agency, Milton
     Academy Issue, RB, MBIA (A) (B)
        1.350%, 03/01/27              1,900            1,900
   Massachusetts State,
     Multi-Family Housing Finance
     Authority, Ser A, RB
     (A) (B) (E)
        1.250%, 12/01/25              2,000            2,000
   Massachusetts State,
     Transportation Improvement
     Association, Route 3 North
     Project, Ser B, RB,
     AMBAC (A) (B)
        1.300%, 06/15/33              1,000            1,000
   Worchester, BAN
        1.800%, 08/29/03              2,000            2,007
                                                   ----------
                                                      32,089
                                                   ----------
MICHIGAN -- 2.1%
   Farmington Hills, Botsford
     General Hospital, Ser B, RB,
     MBIA (A) (B)
        1.850%, 02/15/16                300              300
   Jackson County, Economic
     Development Authority,
     Limited Thrifty Leoni
     Project, RB (A) (B) (C)
        1.600%, 12/01/14                800              800
   Lakeville, Community School
     District, State Aid Notes
        2.150%, 06/27/03              3,000            3,005

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Michigan State, Job Development
     Authority, East Lansing
     Residential Project, RB
     (A) (B) (C)
        1.450%, 12/01/14            $ 1,000        $   1,000
   Michigan State, Strategic Fund,
     Peachwood Center Association,
     RB
        2.250%, 08/22/03              6,500            6,553
   Michigan State, Strategic Fund,
     Peachwood Center Association,
     RB
        1.400%, 06/01/16 (A) (B)      1,725            1,725
   Northville Township, Economic
     Development Authority,
     Thrifty Northville Project,
     RB (A) (B) (C)
        1.525%, 05/01/14              1,000            1,000
   Sterling Heights, Economic
     Development Authority,
     Sterling Shopping Center
     Project,
     RB (A) (B) (C)
        1.400%, 12/01/10              3,565            3,565
                                                   ----------
                                                      17,948
                                                   ----------
MINNESOTA -- 1.6%
   Lauderdale, Children's Home
     Society Project,
     RB (A) (B) (C)
        1.950%, 12/01/30              3,000            3,000
   Mankato, Bethany Lutheran
     College Project, Ser B, RB
     (A) (B) (C)
        1.850%, 11/01/15              1,700            1,700
   Minneapolis & St. Paul, Housing
     & Redevelopment Authority,
     Childrens' Healthcare System
     Project,
     Ser B, RB, FSA (A) (B)
        1.850%, 08/15/25              5,825            5,825
   Minnesota State, Rural Water
     Finance Authority, Public
     Project, RB
        2.625%, 02/01/03              2,000            2,008
   St. Paul, Port Authority
     District, Ser M,
     RB (A) (B) (C)
        1.900%, 03/01/21              1,300            1,300
                                                   ----------
                                                      13,833
                                                   ----------
MISSOURI -- 3.6%
   Clayton, Industrial Development
     Authority, Bailey Court
     Project, RB (A) (B) (C)
        1.300%, 01/01/09              1,500            1,500
   Jackson County, Industrial
     Development Authority, YMCA
     of Greater Kansas City
     Project, Ser A, RB (A) (B) (C)
        1.950%, 11/01/15                800              800
        1.950%, 11/01/16              2,400            2,400

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        15

STATEMENT OF NET ASSETS

August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Kansas City, Industrial
     Development Authority,
     Woodlands Partners Project,
     RB (A) (B) (C)
        1.420%, 02/15/31            $ 4,045        $   4,045
   Missouri State, Development
     Finance Board, Infrastructure
     Facilities Authority, Science
     City Union Station Project, RB
        4.400%, 12/01/02              4,000            4,025
   Missouri State, Health &
     Educational Facilities
     Authority, Drury College
     Project, RB (A) (B) (C)
        1.900%, 08/15/24              5,900            5,900
   Missouri State, Health &
     Educational Facilites
     Authority, Independent School
     District, Ser I, RB
        3.000%, 10/21/02              5,000            5,005
   Missouri State, Health &
     Educational Facilities
     Authority, Kansas City Art
     Institute Project,
     RB (A) (B) (C)
        1.950%, 11/01/29                500              500
   Missouri State, Health &
     Educational Facilities
     Authority, Pembroke Hill
     School Project, RB (A) (B) (C)
        1.550%, 07/01/25              2,950            2,950
        1.550%, 07/01/26              3,740            3,740
                                                   ----------
                                                      30,865
                                                   ----------
NEW JERSEY -- 1.6%
   New Jersey State, Economic
     Development Authority, Urban
     Renewal Project,
     RB (A) (B) (C)
        1.650%, 04/01/19              1,000            1,000
   New Jersey State, TRAN
        3.000%, 06/12/03             12,500           12,647
                                                   ----------
                                                      13,647
                                                   ----------
OHIO -- 3.7%
   American Municipal Power, Lodi
     Village Project, BAN
        2.250%, 03/20/03              1,250            1,250
   Cincinnati & Hamilton County,
     Port Authority, CEI Realty
     Association Project,
     RB (A) (B) (C)
        1.900%, 08/01/15                980              980
   Cuyahoga County, Hospital
     Authority, University
     Hospitals Project,
     Ser D, RB, AMBAC (A) (B)
        1.400%, 01/15/29              3,200            3,200
   Jonathan Alder, Local School
     District, BAN
        2.125%, 12/03/02              2,000            2,003

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Lima, Refunding & Improvement
     Authority, Lima Memorial
     Hospital Project,
     RB (A) (B) (C)
        1.500%, 12/01/10            $ 2,330        $   2,330
   Lorain County, Industrial
     Development Authority,
     Regional Medical Center
     Project, RB (A) (B) (C)
        1.500%, 05/01/22                865              865
   Ohio State, Higher Educational
     Facilities, Pooled Financing
     Program, Ser A, RB (A) (B) (C)
        1.400%, 09/01/27             15,000           15,000
   Ohio State, Higher Educational
     Facilities Commission, Mount
     Union College Project, RB (A)
     (B) (C)
        1.400%, 09/01/20              2,785            2,785
   Ohio State, Water Development
     Authority, Road Loan Advance
     Project, Ser A, RB (A) (B) (C)
        1.420%, 05/01/03              1,000            1,000
   Summit County, Industrial
     Development Authority,
     Arlington Plaza Project,
     RB (A) (B) (C)
        1.650%, 09/01/15              1,840            1,840
                                                   ----------
                                                      31,253
                                                   ----------
OKLAHOMA -- 2.4%
   Oklahoma State, Hospital
     Industries Authority,
     Deaconess Health Project, Ser
     A, RB (A) (B) (C)
        1.500%, 10/01/17              4,000            4,000
   Tulsa County, Industrial
     Healthcare Authority,
     Laureate Psychiatric Project,
     RB (A) (B)
        1.700%, 12/15/08              3,500            3,500
   Tulsa, GO
        4.250%, 03/01/03              2,100            2,128
   Tulsa, Industrial Development
     Authority, Tulsa Childrens'
     Coalition Project, RB (A) (B)
     (C)
        1.550%, 04/01/15              3,140            3,140
   Tulsa, Industrial Development
     Authority, Tulsa County
     Housing Fund Project,
     RB (A) (B)
        1.510%, 10/01/32              7,600            7,600
                                                   ----------
                                                      20,368
                                                   ----------
OREGON -- 0.6%
   Oregon State, Ser A, TAN
        3.250%, 05/01/03              5,000            5,041
                                                   ----------

--------------------------------------------------------------------------------
16                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
PENNSYLVANIA -- 13.3%
   Allegheny County, Industrial
     Development Authority,
     Commercial Development,
     Two Marquis Project,
     RB (A) (B) (C)
        1.400%, 12/01/14            $ 3,640        $   3,640
   Allegheny County, Industrial
     Development Authority, Jewish
     Home & Hospital Project,
     Ser B, RB (A) (B) (C)
        1.400%, 10/01/26              2,405            2,405
   Allegheny County, Industrial
     Development Authority,
     Pittsburgh Theological
     Society Project,
     RB (A) (B) (C)
        1.650%, 08/01/31              1,000            1,000
   Allegheny County, Ser B, TRAN
        3.250%, 12/20/02              5,000            5,016
   Allegheny County, Ser C-50,
     GO (A) (B)
        2.050%, 05/01/27             10,000           10,000
   Berks County, Industrial
     Development Authority, Rilsan
     Industrial Project,
     RB (A) (B) (C)
        1.400%, 12/01/04              2,050            2,050
   Bucks County, Industrial
     Development Authority,
     Pennswood Village Project,
     Ser B, RB (A) (B) (C)
        1.450%, 10/01/34              1,000            1,000
   Chester County, Industrial
     Development Authority,
     Archdiocese of Philadelphia
     Project, RB (A) (B) (C)
        1.850%, 07/01/31              2,000            2,000
   Chester County, Industrial
     Development Authority, The
     Woods Project,
     RB (A) (B) (C)
        1.400%, 03/31/15              1,150            1,150
   Dallastown, Area School
     District Authority, GO,
     FGIC (A) (B)
        1.420%, 05/01/20              1,395            1,395
   Dauphin County, General
     Authority, Allhealth Pooled
     Finance Program, Ser B,
     RB, FSA (A) (B)
        1.500%, 10/01/27                500              500
   Delaware County, Hospital
     Authority, Crozer-Chester
     Medical Center Project, RB
     (A) (B) (C)
        1.350%, 12/15/31              1,000            1,000
   Delaware River, Joint Toll
     Bridge Commission, BAN
        2.250%, 11/01/02              1,715            1,715
   Delaware Valley, Regional
     Finance Authority,
     RB (A) (B) (C)
        1.350%, 08/01/16              2,900            2,900

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   East Hempfield Township,
     Industrial Development
     Authority, Menonnite Home
     Project, RB (A) (B) (C)
        1.420%, 06/01/25            $ 1,500        $   1,500
   Easton, City School District,
     GO, FGIC (A) (B)
        1.420%, 10/01/17              1,500            1,500
   Erie County, Hospital
     Authority, Hamot Health
     Foundation Project, RB,
     AMBAC (A) (B)
        1.850%, 05/15/20                700              700
   Hazleton, Industrial
     Development Authority, MMI
     Preparatory School Project,
     RB (A) (B) (C)
        1.400%, 10/01/24              1,800            1,800
   Lancaster, Higher Education
     Authority, Franklin &
     Marshall College Project, RB
     (A) (B)
        1.460%, 04/15/27              2,080            2,080
   Lehigh County, General Purpose
     Authority, Lehigh Valley
     Healthcare Project, Ser B,
     RB, MBIA (A) (B)
        1.880%, 07/01/29              1,475            1,475
   Montgomery County,
     Redevelopment Authority,
     Brookside Manor Apartments
     Project,
     Ser A, RB (A)(B)
        1.300%, 08/15/31              3,500            3,500
   Montgomery County,
     Redevelopment Authority,
     Kingswood Apartments Project,
     Ser A, RB (A) (B)
        1.300%, 08/15/31              6,000            6,000
   Moon Township, Industrial
     Development Authority,
     Executive Office Association
     Project,
     RB (A) (B) (C)
        1.400%, 11/01/10                900              900
   Northampton County, Industrial
     Development Authority,
     Kirkland Village Project, RB
     (A) (B) (C)
        1.320%, 11/01/30              1,000            1,000
   Northampton County, Industrial
     Development Authority,
     Moravian Academy Project, RB
     (A) (B) (C)
        1.400%, 02/01/18              1,850            1,850
   Pennsylvania State, Economic
     Development Financing
     Authority, Mercy Health
     Systems Project,
     Ser E1, RB (A) (B) (C)
        1.400%, 09/01/19              1,900            1,900
   Pennsylvania State, Economic
     Development Financing
     Authority, Philadelphia Area,
     Ser J1,
     RB (A) (B) (C)
        1.400%, 11/01/30              5,400            5,400
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        17

STATEMENT OF NET ASSETS

August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Economic
     Development Financing
     Authority, Philadelphia Area,
     Ser J3, RB (A) (B) (C)
        1.410%, 11/01/30            $ 3,900        $   3,900
   Pennsylvania State, Higher
     Educational Facilities
     Authority, Association of
     Independent Colleges,
     Ser I5, RB (A) (B) (C)
        1.400%, 11/01/21              4,000            4,000
   Pennsylvania State, Higher
     Education Facilities
     Authority, Carnegie Mellon
     University, Ser D, RB (A) (B)
        1.800%, 11/01/30              1,400            1,400
   Pennsylvania State, Turnpike
     Commision, Ser U, RB (A) (B)
        1.400%, 12/01/19             12,825           12,825
   Philadelphia, Hospital & Higher
     Education Facility Authority,
     Temple East Project, Ser B,
     RB (A) (B) (C)
        1.400%, 06/01/14                600              600
   Philadelphia, Industrial
     Development Authority, Inglis
     House Project,
     RB (A) (B) (C)
        2.150%, 05/01/17              7,000            7,000
   Philadelphia, Ser A, TRAN
        3.000%, 06/30/03             14,000           14,168
   Sayre, Healthcare Facilities
     Authority, VHR Capital
     Financing Project,
     Ser I, RB, AMBAC (A) (B)
        1.350%, 12/01/20              1,200            1,200
   South Fork, Municipal Hospital
     Authority, Conemaugh Health
     Systems Project, Ser A, RB,
     MBIA (A) (B)
        1.880%, 07/01/28              1,000            1,000
   Washington County, State
     Leasing Authority, Eye & Ear
     Project,
     Ser B-1, Sub-Ser D, RB (A)
     (B) (C)
        1.450%, 12/15/18              2,200            2,200
                                                   ----------
                                                     113,669
                                                   ----------
SOUTH CAROLINA -- 0.8%
   Charleston County, School
     District, GO
        4.000%, 02/01/03              2,000            2,020
   South Carolina State, Economic
     Jobs Development Authority,
     St. Joseph's High School
     Project, RB (A) (B) (C)
        1.560%, 05/15/25              5,000            5,000
                                                   ----------
                                                       7,020
                                                   ----------

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
TENNESSEE -- 2.3%
   Jackson, Electric Systems,
     RB (A) (B) (C)
        1.400%, 11/01/26            $ 5,600        $   5,600
   Knox County, Industrial
     Development Board Authority,
     Professional Plaza Project,
     RB, FGIC (A) (B) (C)
        1.400%, 12/01/14              3,300            3,300
   Memphis, Health, Educational &
     Housing Authority,
     Not-For-Profit Multi-Family
     Housing Program,
     RB (A) (B)
        1.510%, 08/01/32              8,100            8,100
   Metropolitan Nashville &
     Davidson County, Health &
     Educational Facilities Board,
     Belmont University Project,
     RB (A) (B) (C)
        1.400%, 12/01/22                200              200
   Metropolitan Nashville &
     Davidson County, Health &
     Educational Facilities Board,
     Dede Wallace Healthcare
     System Project,
     RB (A) (B) (C)
        1.400%, 03/01/16              1,000            1,000
   Metropolitan Nashville &
     Davidson County, Health &
     Educational Facilities Board,
     Franklin Road Project, RB (A)
     (B) (C)
        1.400%, 07/01/21              1,160            1,160
                                                   ----------
                                                      19,360
                                                   ----------
TEXAS -- 1.4%
   Gulf Coast, Industrial
     Development Authority,
     Petrounited Project,
     RB (A) (B) (C)
        1.550%, 11/01/19              1,500            1,500
   Gulf Coast, Waste Disposal
     Authority, Armco Project, RB
     (A) (B) (C)
        1.400%, 12/01/08              1,800            1,800
   Lewisville, Special Assessment,
     Castle Hills No. 2 Project, RB
        4.900%, 11/01/02              3,000            3,010
   Tarrant County, Multi-Family
     Housing Finance Authority,
     Sierra Project,
     RB (A) (B) (E)
        1.400%, 02/15/27              5,700            5,700
                                                   ----------
                                                      12,010
                                                   ----------

--------------------------------------------------------------------------------
18                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
VERMONT -- 1.2%
   Vermont State, Educational &
     Health Buildings Financing
     Authority, Capital Asset
     Financing Project,
     Ser 1, RB (A) (B) (C)
        1.500%, 06/01/22            $   675        $     675
   Vermont State, Educational &
     Health Buildings Financing
     Authority, Capital Asset
     Financing Project,
     Ser 2, RB (A) (B) (C)
        1.500%, 06/01/27              5,265            5,265
   Vermont State, Student
     Assistance Authority,
     RB (A) (B) (C)
        1.450%, 01/01/04              3,925            3,925
                                                   ----------
                                                       9,865
                                                   ----------
WASHINGTON -- 2.1%
   Port Moses Lake, Public
     Industrial Authority, Basic
     American Foods Project, RB
     (A) (B) (C)
        1.350%, 09/01/05              4,200            4,200
   Seattle, Low Income Housing
     Authority, Foss Home Project,
     RB (A) (B)
        1.450%, 12/01/24              4,525            4,525
   Washington State,
     Not-For-Profit Housing
     Finance Commission, Local 82,
     JATC Educational Development
     Training Project, RB (A) (B)(C)
        1.600%, 11/01/25              1,000            1,000
   Washington State,
     Not-For-Profit Housing
     Finance Commission, Panorama
     City Project, RB
     (A) (B) (C)
        1.750%, 01/01/27              6,195            6,195
   Washington State,
     Not-For-Profit Housing
     Finance Commission, Rockwood
     Retirement Project,
     RB (A) (B) (C)
        1.750%, 01/01/30              1,100            1,100
   Washington State,
     Not-For-Profit Housing
     Finance Commission, Tacoma
     Art Museum Project,
     RB (A) (B) (C)
        1.650%, 06/01/32              1,000            1,000
                                                   ----------
                                                      18,020
                                                   ----------
WEST VIRGINIA -- 0.2%
   West Virginia State, Hospital
     Finance Authority, St.
     Joseph's Hospital Project, RB
     (A) (B) (C)
        1.470%, 10/01/10              1,700            1,700
                                                   ----------

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
WISCONSIN -- 5.0%
   Appleton, Industrial
     Development Authority, Valley
     Packaging Industries Project,
     RB (A) (B) (C)
        1.550%, 02/01/11            $   650        $     650
   Freedom, Area School District,
     TRAN
        2.310%, 10/22/02              1,000            1,000
   Green Bay, Industrial
     Development Authority,
     Curative Rehabilitation
     Center Project, RB (A) (B) (C)
        1.550%, 07/01/13                845              845
   Greenfield, School District,
     TRAN
        2.420%, 09/27/02              2,000            2,000
   Kimberly, Area School District,
     TRAN
        2.260%, 10/31/02              2,150            2,150
   Menomonee Falls, Industrial
     Development Authority,
     Maysteel Project, RB (A) (B)
        1.500%, 11/01/14              1,900            1,900
   Milwaukee, Area Technical
     College,
     Ser A, GO
        4.875%, 12/01/02              2,055            2,072
   Milwaukee, Redevelopment
     Authority, Blatz Apartments
     Project,
     Ser A, RB (A) (B)
        1.350%, 12/01/30              3,985            3,985
   Oconomowoc, Area School
     District, TRAN
        2.500%, 09/25/02              2,000            2,000
   Onconto, Unified School
     District, TRAN
        2.800%, 09/10/02              2,000            2,000
   Pewaukee, School District, TRAN
        2.610%, 09/12/02              3,000            3,000
   Pulaski, Community School
     District, TRAN
        2.800%, 09/27/02              1,700            1,700
   Wisconsin State, Health &
     Education Facilities
     Authority, Blood Center
     Project, Ser A, RB (A) (B) (C)
        1.450%, 06/01/19              7,180            7,180
   Wisconsin State, Health &
     Educational Facilities
     Authority, Milwaukee
     Protestant Home Project,
     Ser A, RB (A) (B) (C)
        1.450%, 10/01/29              9,855            9,855
   Wisconsin State, Master Lease
     Program, Ser A, COP
        5.000%, 03/01/03              2,495            2,538
                                                   ----------
                                                      42,875
                                                   ----------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        19

STATEMENT OF NET ASSETS

Tax Free Fund (Concluded)
August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
WYOMING -- 0.5%
   Cambell County, School District
     No. 1, TAW
        2.500%, 06/26/03            $ 4,000        $   4,013
                                                   ----------
MULTI-STATE -- 1.7%
   Greystone, Tax Exempt
     Certificate Trust Authority,
     Senior Certificate of
     Beneficial Ownership Project,
     RB (A) (B) (C)
        1.500%, 05/01/28             10,990           10,990
   Greystone, Tax Exempt
     Certificate Trust Authority,
     Senior Certificate of
     Beneficial Ownership Project,
     Ser A, COP (A) (B) (C)
        1.530%, 07/01/05              3,935            3,935
                                                   ----------
                                                      14,925
                                                   ----------
Total Municipal Bonds
   (Cost $811,339)                                   811,339
                                                   ----------
Total Investments -- 95.3%
   (Cost $811,339)                                   811,339
                                                   ----------

OTHER ASSETS AND LIABILITIES -- 4.7%
   Investment Advisory Fees Payable                      (28)
   Management Fees Payable                              (282)
   Distribution Fees Payable                              (4)
   Other Assets and Liabilities                       40,658
                                                   ----------
Other Assets & Liabilities, Net                       40,344
                                                   ----------

--------------------------------------------------------------------------------
                                                    Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 851,877,988 outstanding shares
   of beneficial interest                           $851,729
Distributions in excess of net investment income          (4)
Accumulated net realized loss on investments             (42)
                                                    ---------
Total Net Assets -- 100.0%                          $851,683
                                                    =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $1.00
                                                    =========
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2002.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Security is escrowed to maturity.
(E) Securities are collateralized under an agreement from FHLMC/FNMA/GNMA.
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal Natiional Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment
TAN -- Tax Anticipation Note
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
20                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

California Tax Exempt Fund

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Municipal Bonds -- 99.9%
CALIFORNIA -- 99.9%
   ABAG, Financial Authority
     Not-For-Profit, Hamlin School
     Project,
     Ser A, RB (A) (B) (C)
        1.300%, 08/01/32             $1,500        $   1,500
   Alhambra, Industrial
     Development Authority,
     Sunclipse Project,
     RB (A) (B) (C)
        1.250%, 05/01/07                100              100
   Anaheim, Multi-Family Housing
     Authority, Heritage Village
     Apartments, Ser A, RB (A) (B)
     (C)
        1.450%, 11/01/22              1,050            1,050
   Bay Area, Toll Authority, San
     Francisco Bay Area Project,
     Ser C, RB, AMBAC (A) (B)
        1.200%, 04/01/25              1,000            1,000
   California State, Economic
     Development Finance
     Authority, Volk Enterprises
     Project, RB (A) (B) (C)
        1.300%, 06/01/21                500              500
   California State, Educational
     Facilities Authority, Chapman
     University Project, RB (A)
     (B) (C)
        1.300%, 12/01/30                900              900
   California State, Educational
     Facilities Authority,
     Stanford University Project,
     Ser L-9, RB (A) (B)
        1.250%, 10/01/22              1,000            1,000
   California State, Health
     Facilities Financing
     Authority, Catholic
     Healthcare Project, Ser C,
     RB, MBIA (A) (B)
        1.300%, 07/01/20                600              600
   California State, Health
     Facilities Financing
     Authority, Scripps Memorial
     Hospital Project,
     Ser B, RB, MBIA (A) (B)
        1.180%, 10/01/21                200              200
   California State, School Cash
     Reserve Program, Ser A, RB
        3.000%, 07/03/03                500              506
   California Statewide,
     Communities Development
     Authority, Covenant
     Retirement Communities
     Project, COP (A) (B) (C)
        1.300%, 12/01/22                600              600
   California Statewide,
     Communities Development
     Authority, Ser A, TRAN
        3.000%, 06/30/03                500              505

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California Statewide,
     Communities Development
     Authority, Motion Picture &
     Television Project,
     Ser A, RB (A) (B) (C)
        1.180%, 03/01/31             $  500        $     500
   Costa Mesa, Redevelopment
     Agency, Family Village
     Apartments Project, Ser A, RB
     (A) (B) (C)
        1.250%, 11/01/14                385              385
   Desert Sands, Unified School
     District, BAN
        3.000%, 07/01/03                500              505
   Fairfield, TRAN
        3.000%, 06/30/03                500              505
   Fremont, Building & Equipment
     Financing Project, COP (A)
     (B) (C)
        1.300%, 07/01/15                750              750
   Fremont, Family Residence
     Center Financing Project, COP
     (A) (B) (C)
        1.300%, 08/01/28                985              985
   Fremont, Multi-Family Housing
     Authority, Mission Project,
     Ser E, RB (A) (B) (C)
        1.350%, 09/01/14                195              195
   Fullerton, Industrial
     Development Authority,
     Sunclipse Project,
     Ser A, RB (A) (B) (C)
        1.250%, 07/01/15                200              200
   GAF, Tax Exempt Bond Grantor
     Trust, RB (A) (B) (C)
        2.000%, 10/01/12                440              440
   Golden Empire, Schools
     Financing Authority, Kern
     High School District
     Projects, RB (A) (B) (C)
        1.300%, 08/01/31              1,000            1,000
   Huntington Park, Public
     Financing Authority, Parking
     Project,
     Ser A, RB (A) (B) (C)
        1.600%, 09/01/19                305              305
   Long Beach, TRAN
        2.750%, 10/15/02              1,500            1,501
   Los Angeles County, Ser A, TRAN
        3.000%, 06/30/03                500              506
   Los Angeles, Housing Authority,
     Canyon Ranch Project,
     Ser F, RB (A) (B) (C)
        1.300%, 11/01/06              1,200            1,200
   Los Angeles, Multi-Family
     Housing Authority, Canyon
     Project,
     RB (A) (B) (C)
        1.280%, 12/01/10              1,200            1,200
   Los Angeles, Unified School
     District, Ser B, TRAN
        3.000%, 07/01/03                500              505



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        21

STATEMENT OF NET ASSETS


California Tax Exempt Fund (Concluded)
August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Lynwood, Unified School
     District, Bridge Financing
     Program,
     Ser A, COP (A) (B) (C)
        1.400%, 08/01/34             $1,000        $   1,000
   Moreno Valley, Unified School
     District, TRAN
        3.000%, 07/24/03                450              456
   Oakland, Capital Equipment
     Project, COP (A) (B) (C)
        1.300%, 12/01/15                900              900
   Oakland, Liquidity Facilities
     Authority, Bay Area
     Government Project,
     RB (A) (B) (C)
        1.300%, 12/01/09                105              105
   Oakland, TRAN
        3.000%, 07/29/03                500              507
   Pico Riviera, Redevelopment
     Agency, Crossroads Plaza
     Project,
     RB (A) (B) (C)
        1.200%, 12/01/10                600              600
   Riverside, Asset Leasing
     Authority, Southwest Justice
     Project,
     Ser B, RB, MBIA (A) (B)
        1.200%, 11/01/32                800              800
   Riverside, Housing Authority,
     De Anza Villas Project, RB
     (A) (B) (C)
        1.300%, 12/01/16                195              195
   San Bernardino County, County
     Center Refinancing Project,
     COP (A) (B) (C)
        1.250%, 07/01/15                500              500
   San Bernardino County, Housing
     Authority, Indian Knoll
     Apartments Project, Ser A,
     RB (A) (B)
        1.300%, 06/01/05                270              270
   San Bernardino County,
     Multi-Family Housing Authority,
     Gold West Phase 2 Project,
     RB (A) (B) (C)
        1.250%, 05/01/17                500              500
   San Diego County, School
     District Authority, Ser A,
     TRAN
        3.000%, 06/30/03                500              506
   San Diego, Multi-Family Housing
     Authority, University Town
     Center Apartments Project, RB
     (A) (B) (C)
        1.350%, 10/01/15                100              100
   San Diego, Museum of Art
     Project, COP (A) (B) (C)
        1.400%, 09/01/30                600              600
   San Dimas, Redevelopment
     Agency, Diversified Shopping
     Center Project, COP (A) (B) (C)
        1.250%, 12/01/05              1,300            1,300

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   San Jacinto, Unified School
     District, School Facilities
     Bridge Funding Program, COP,
     FSA
        3.875%, 10/01/20             $1,200        $   1,202
        3.875%, 10/01/28              1,000            1,015
   San Marcos, Industrial
     Development Authority,
     Amistar Project,
     RB (A) (B) (C)
        1.300%, 12/01/05                225              225
   Santa Clara County, Hospital
     District Lease Authority,
     Valley Medical Center
     Project, Ser A, RB (A) (B) (C)
        1.350%, 08/01/15                500              500
   Simi Valley, Industrial &
     Economic Development
     Authority, Wambold Furniture
     Project, RB (A) (B) (C)
        1.400%, 12/01/14                160              160
   Stockton, Multi-Family Housing
     Authority, Mariners Pointe
     Project, Ser A, RB (A) (B) (C)
        1.350%, 09/01/18                700              700
   Three Valleys, Municipal Water
     District Authority, Miramar
     Water Treatment Plant
     Project, COP (A) (B) (C)
        1.250%, 11/01/14                700              700
   Vallejo City, Unified School
     District, TRAN
        2.000%, 08/22/03              1,000            1,006
   Vallejo, Multi-Family Housing
     Authority, Highlands
     Apartments Project,
     Ser A, RB (A) (B) (C)
        1.300%, 06/01/07              1,000            1,000
   Ventura County, Community
     College Project, Ser A, GO,
     MBIA
        3.000%, 08/01/03                500              508
   Westminster, Redevelopment
     Agency, Commercial
     Redevelopment Project No. 1,
     TA, AMBAC (A) (B)
        1.300%, 08/01/27                300              300
                                                   ----------
Total Municipal Bonds
   (Cost $34,798)                                     34,798
                                                   ----------
Total Investments -- 99.9%
   (Cost $34,798)                                     34,798
                                                   ----------



--------------------------------------------------------------------------------
22                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

--------------------------------------------------------------------------------
                                                      Value
Description                                      ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
   Investment Advisory Fees Payable                   $    (1)
   Management Fees Payable                                 (5)
   Distribution Fees Payable                               (5)
   Other Assets and Liabilities                            55
                                                      --------
Other Assets & Liabilities, Net                            44
                                                      --------


NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 23,155,841 outstanding
   shares of beneficial interest                       23,156
Fund Shares of Class C (unlimited
   authorization -- no par value)
   based on 11,698,293 outstanding
   shares of beneficial interest                       11,698
Accumulated net realized loss on investments              (12)
                                                      --------
Total Net Assets -- 100.0%                            $34,842

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                           $1.00
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                           $1.00
                                                      ========
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2002.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
ABAG -- Association of Bay Area Governments
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TRAN -- Tax and Revenue Anticipation Note
The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        23

STATEMENT OF NET ASSETS


Institutional Tax Free Fund
August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Municipal Bonds -- 100.6%
ALABAMA -- 1.9%
   Alabama State, Board of
     Education, Faulkner St.
     Community Project,
     RB, MBIA Pre-Refunded
     @ 102 (D)
        7.125%, 10/01/02           $  1,135       $    1,163
   Birmingham, Medical Clinic
     Board, St. Martins Project,
     RB (A) (B) (C)
        1.500%, 12/01/05              1,405            1,405
   Indian Springs Village,
     Educational Building
     Authority, Indian Springs
     School Project, RB (A) (B) (C)
        1.510%, 11/01/27              5,000            5,000
   Lauderdale County, Public Park
     & Recreation Board, Young
     Mens' Christian Project,
     RB (A) (B) (C)
        1.400%, 12/01/20              3,100            3,100
   Mobile, Industrial Development
     Pollution Control Authority,
     M & T Chemicals Project, RB
     (A) (B) (C)
        1.350%, 06/01/04              2,800            2,800
   Montgomery, Special Care
     Facilities Financing
     Authority, VHA Alabama
     Project, Ser F, RB,
     AMBAC (A) (B)
        1.350%, 12/01/30              8,000            8,000
   Montgomery, Special Care
     Facilities Financing
     Authority, VHA Alabama
     Project, Ser G, RB,
     AMBAC (A) (B)
        1.400%, 12/01/30              2,500            2,500
   Montgomery, Special Care
     Facilities Financing
     Authority, VHA Alabama
     Project, Ser H, RB,
     AMBAC (A) (B)
        1.400%, 12/01/30              1,000            1,000
   Russellville, Industrial
     Development Authority, Clark
     Pulley Industries Project,
     RB (A) (B) (C)
        1.550%, 02/01/09              1,675            1,675
                                                -------------
                                                      26,643
                                                -------------
ARIZONA -- 1.4%
   Arizona State, Healthcare
     Facilities Authority, Pooled
     Financing Project, Ser A,
     RB (A) (B)
        1.800%, 06/01/30             14,420           14,420
   Maricopa County, Industrial
     Development Authority,
     Arcadia Vista Apartments
     Project, Ser A, RB (A) (B) (C)
        1.490%, 09/01/27              5,250            5,250


--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Maricopa County, Industrial
     Development Authority, McLane
     Project, RB (A) (B) (C)
        1.900%, 10/01/04           $    370         $     370
                                                    ---------
                                                       20,040
                                                    ---------
ARKANSAS -- 1.1%
   Pulaski County, Lease Purchase,
     Ser A, RB (A) (B) (E)
        1.460%, 03/01/07             16,000            16,000
                                                    ---------
CALIFORNIA -- 0.7%
   ABAG, Financial Authority
     Not-For-Profit,
     Ser C, COP (A)(B)
        1.850%, 10/01/27              1,000            1,000
   California Statewide,
     Communities Development
     Authority, Concordia
     University Irvine Project,
     Ser A,
     RB (A)(B)
        1.830%, 10/01/31              1,500            1,500
   Oakland, TRAN
        3.000%, 07/29/03              5,500            5,577
   San Bernardino County,
     Multi-Family Housing
     Authority, Rosewood
     Apartments Project,
     Ser A, RB (A)(B) (E)
        1.300%, 05/15/29              1,225            1,225
                                                    ---------
                                                       9,302
                                                    ---------
COLORADO -- 2.7%
   Arvada, Water Authority,
     RB, FSA (A) (B)
        1.500%, 11/01/20              2,500            2,500
   Castle Pines, North
     Metropolitan District,
     GO (A) (B) (C)
        1.500%, 12/01/28             10,000           10,000
   Colorado State, Educational &
     Cultural Facilities
     Authority, Fountain Valley
     School Project, RB (A) (B) (C)
        1.550%, 08/01/13              1,000            1,000
   Colorado State, Health
     Facilities Authority,
     Christian Living Project, RB
     (A) (B) (C)
        1.430%, 01/01/24              3,529            3,529
   Colorado State, Housing &
     Finance Authority, Ser AA-3,
     RB (A) (B)
        2.150%, 05/01/36              1,500            1,500
   Colorado State, Postsecondary
     Educational Facilities
     Authority, Regis Jesuit High
     School Project,
     RB (A) (B) (C)
        1.550%, 12/01/21              4,135            4,135


--------------------------------------------------------------------------------
24                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Dove Valley, Metropolitan
     District Authority, Arapahoe
     County Project, Ser C,
     GO (A) (B) (C)
        2.250%, 11/01/25           $  4,440       $    4,440
   East Smoky Hill, Metropolitan
     District Authority,
     GO (A) (B) (C)
        2.000%, 12/01/30              1,000            1,000
   NBC, Metropolitan District
     Authority, GO (A) (B) (C)
        2.000%, 12/01/30              1,500            1,500
   Summit County, Recreational
     Facilities Authority, Copper
     Mountain Project, RB (A) (B)
     (C)
        1.450%, 04/01/17              6,685            6,685
   Willow Trace, Metropolitan
     District,
     Ser A, GO (A) (B)
        2.000%, 12/01/31              1,290            1,290
                                                    ---------
                                                      37,579
                                                    ---------
DELAWARE -- 1.5%
   Delaware State, Economic
     Development Authority,
     Peninsula United Methodist
     Project, Ser B, RB (A) (B) (C)
        1.400%, 05/01/15              4,935            4,935
   Sussex County, Economic
     Development Authority, Route
     113 Limited Partnership
     Project, RB (A) (B) (C)
        1.550%, 11/01/06              5,900            5,900
   University of Delaware,
     University Revenue Authority,
     Ser A, RB (A) (B)
        1.350%, 11/01/18             10,205           10,205
                                                    ---------
                                                      21,040
                                                    ---------
DISTRICT OF COLUMBIA -- 0.9%
   District of Columbia, Institute
     of International Economic
     Issues, RB (A) (B) (C)
        1.400%, 06/01/25              2,700            2,700
   District of Columbia,
     Laboratory School Issue,
     RB (A) (B) (C)
        1.500%, 12/01/23              2,245            2,245
   District of Columbia,
     Multi-Family Housing
     Authority, Carmel Project,
     Ser A, RB (A) (B) (C)
        1.470%, 11/01/26              7,830            7,830
                                                    ---------
                                                      12,775
                                                    ---------

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
FLORIDA -- 5.5%
   Alachua County, Industrial
     Development Authority, Oak
     Hall School Project,
     RB (A) (B) (C)
        1.450%, 07/01/19           $  1,340       $    1,340
   Capital Trust Agency,
     Multi-Family Housing
     Authority, Community Loan
     Project, Ser A, RB (A) (B)
        1.510%, 12/01/32             25,810           25,810
   Dade County, Water & Sewer
     System, Ser 1994, RB,
     FGIC (A) (B)
        1.400%, 10/05/22              4,300            4,300
   Florida State, Multi-Family
     Housing Agency, Country Club
     Project,
     Ser PP, RB (A) (B) (C) (E)
        1.480%, 12/01/12              4,595            4,595
   Florida State, Multi-Family
     Housing Agency, Town Colony
     Project,
     Ser EE, RB (A) (B) (C)
        1.450%, 09/01/08              4,600            4,600
   Florida State, Multi-Family
     Housing Authority Project, RB
     (A)(B)
        1.350%, 12/01/05              4,870            4,870
   Jacksonville, Industrial
     Development Authority,
     University of Florida Health
     Science Center Project,
     RB (A) (B)
        1.650%, 07/01/19              1,000            1,000
   Miami-Dade County, Industrial
     Development Authority, Holy
     Cross Academy Project, RB (A)
     (B) (C)
        1.400%, 07/01/20              2,780            2,780
   Orange County, Educational
     Facilities Authority, Rollins
     College Project,
     RB (A) (B) (C)
        1.800%, 05/01/31                700              700
   Orange County, Healthcare
     Facilities Authority,
     Hospital Association Project,
     Ser A, RB (A) (B)
        1.800%, 06/01/30             24,500           24,500
   Pasco County, Multi-Family
     Housing Finance Authority,
     Carlton Arms of Magnolia
     Valley Project,
     RB (A) (B) (C)
        1.430%, 12/01/07              2,000            2,000
   Volusia County, Industrial
     Development Authority, APCO
     Project, Ser A, RB (A) (B) (C)
        1.500%, 02/01/30                920              920
                                                    ---------
                                                      77,415
                                                    ---------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        25

STATEMENT OF NET ASSETS

August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
GEORGIA -- 8.5%
   Altlanta, Water & Sewer
     Authority, Merlots Project,
     Ser A, RB (A) (B)
        1.350%, 11/01/22           $  7,555       $    7,555
   Athens, Multi-Family Housing
     Authority, Georgian
     Apartments Association
     Project, RB (A) (B) (C)
        1.775%, 08/01/05              1,400            1,400
   Brooks County, Development
     Authority, Presbyterian Home
     Project, RB (A) (B) (C)
        1.400%, 03/01/18              5,000            5,000
   Cobb County, Industrial
     Development Authority,
     Institute of Nuclear Power
     Operations Project, RB (A)(B)
        1.400%, 02/01/13             10,000           10,000
   Cobb County, Multi-Family
     Housing Authority, Tibarron
     Association Project, Ser D,
     RB (A) (B) (C)
        1.510%, 10/01/06              8,600            8,600
   DeKalb County, Development
     Authority, Dart Container
     Project, RB (A) (B) (C)
        1.800%, 08/01/11                900              900
   Downtown Athens, Development
     Authority, Georgian
     Apartments Association
     Project, RB (A) (B) (C)
        1.900%, 11/01/05              1,000            1,000
   Floyd County, Development
     Authority, Berry College
     Project, RB (A) (B) (C)
        1.400%, 08/01/22              6,900            6,900
   Fulton County, Development
     Authority, Arthritis
     Foundation Project,
     RB (A) (B) (C)
        1.400%, 12/01/16              2,600            2,600
   Fulton County, Development
     Authority, Epstein School
     Project, RB (A) (B) (C)
        1.400%, 01/01/17              2,000            2,000
   Fulton County, Development
     Authority, Holy Innocents
     School Project, RB (A) (B) (C)
        1.400%, 02/01/18                900              900
   Fulton County, Development
     Authority, Morehouse School
     of Medicine Project,
     RB (A) (B) (C)
        1.400%, 02/01/18              2,400            2,400
   Fulton County, Development
     Authority, Robert W. Woodruff
     Arts Center Project,
     RB (A) (B) (C)
        1.400%, 02/01/16              2,200            2,200
   Fulton County, Industrial
     Development Authority, ADP
     Project, RB (A) (B)
        1.400%, 09/01/12              2,770            2,770
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Fulton County, Residential Care
     Authority, Lenbrook Square
     Foundation Project,
     RB (A) (B) (C)
        1.800%, 01/01/18           $  1,000       $    1,000
   Georgia State, Road & Thruway
     Authority, BAN
        2.750%, 11/20/02              6,500            6,500
   Gwinnett County, Development
     Authority, Greater Atlanta
     Christian School Project,
     RB (A) (B)
        1.400%, 05/01/22             14,000           14,000
   Gwinnett County, Development
     Authority, Wesleyan School
     Project, RB (A) (B)
        1.400%, 03/01/17                250              250
   Gwinnett County, Multi-Family
     Housing Authority, Post
     Corners Project,
     RB (A) (B) (E)
        1.350%, 06/01/25              1,300            1,300
   Macon-Bibb County, Hospital
     Authority, Medical Center of
     Central Georgia Project,
     RB (A) (B) (C)
        1.400%, 08/01/18              2,050            2,050
   Marietta, Multi-Family Housing
     Authority, Falls at Bells
     Ferry Project, RB (A) (B) (C)
        2.000%, 01/15/09              7,350            7,350
   Marietta, Multi-Family Housing
     Authority, Franklin Walk
     Apartments Project, RB (A)(B)
        1.400%, 01/01/32              4,890            4,890
   Marietta, Multi-Family Housing
     Authority, Winterset
     Apartments Project,
     RB (A) (B) (C)
        1.400%, 02/01/26              5,000            5,000
   Monroe County, Development
     Authority, Baptist Village
     Project, RB (A) (B) (C)
        1.400%, 08/01/18              2,200            2,200
   Roswell, Multi-Family Housing
   Authority, Belcourt Project,
   Ser A, RB (A) (B) (C)
        1.480%, 09/01/07              9,000            9,000
   Southern Georgia, Hospital
     Authority, Alliance Community
     Hospitals Project, Ser A,
     RB, AMBAC (A) (B)
        1.500%, 04/01/29                700              700
   Thomasville, Hospital
     Authority, J.D. Archbold
     Project, RB (A) (B) (C)
        1.400%, 11/01/17             10,150           10,150
                                                    ---------
                                                     118,615
                                                    ---------


--------------------------------------------------------------------------------
26                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
IDAHO -- 0.7%
   Ammon, Urban Renewal Agency,
     Tax Increment Project,
     Ser A, TA (A) (B) (C)
        1.560%, 08/01/24           $  1,635         $  1,635
   Boise, State University
     Foundation, Engineering
     Technology Project,
     RB (A) (B) (C)
        1.450%, 08/01/08              1,300            1,300
   Twin Falls, Urban Renewal
     Agency, Tax Allocation
     Project, Ser A, RB
    (A) (B) (C)
        1.560%, 08/01/22              7,275            7,275
                                                    ---------
                                                      10,210
                                                    ---------
ILLINOIS -- 10.8%
   Belleville, Industrial
     Development Authority,
     Wetterau Project,
     RB (A) (B) (C)
        1.400%, 12/01/08              1,250            1,250
   Chicago, Health Facilities,
     University Of Chicago
     Hospitals, RB, Mbia (A) (B)
        1.800%, 08/01/26              4,000            4,000
   Chicago, Park District, TA
        3.000%, 05/01/03              4,000            4,038
   Illinois State, Development
     Financing Authority, American
     Academy Project,
     RB (A) (B) (C)
        1.550%, 04/01/21              2,000            2,000
   Illinois State, Development
     Financing Authority, Loyola
     Academy Project, Ser A,
     RB (A) (B) (C)
        1.400%, 10/01/27              3,200            3,200
   Illinois State, Development
     Financing Authority, Oak
     Park Residence Project,
     RB (A) (B) (C)
        1.380%, 07/01/41              8,500            8,500
   Illinois State, Development
     Financing Authority, Palos
     Community Hospital Project,
     RB (A) (B)
        1.400%, 11/15/11             14,300           14,300
   Illinois State, Development
     Financing Authority,
     The Uno-Ven Project,
     RB (A) (B) (C)
        1.450%, 09/01/08              2,000            2,000
   Illinois State, Development
     Financing Authority, Trinity
     International University
     Project, Ser A, RB (A) (B) (C)
        1.400%, 10/01/30              1,900            1,900

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, Economic
     Development Financing
     Authority, Clearbrook
     Project, RB (A) (B) (C)
        1.550%, 06/01/20           $  3,500       $    3,500
   Illinois State, Educational
     Facilities Authority,
     Concordia University River
     Project, RB (A) (B) (C)
        1.900%, 10/01/31              9,300            9,300
   Illinois State, GO
        6.000%, 10/01/02              1,000            1,003
        5.000%, 04/01/03              1,200            1,225
        4.000%, 03/01/03              1,100            1,113
   Illinois State, GO, MBIA
        6.000%, 10/01/02              1,150            1,154
   Illinois State, Health
     Facilities Authority,
     Elmhurst Memorial Hospital
     Project, Ser B, RB (A) (B)
        1.900%, 01/01/20             16,700           16,700
   Illinois State, Health
     Facilities Authority,
     Glenkirk Project,
     RB (A) (B) (C)
        1.400%, 02/15/21              1,125            1,125
   Illinois State, Health
     Facilities Authority, Palos
     Community Hospital Project,
     Ser B, RB (A) (B)
        1.350%, 12/01/15             12,275           12,275
   Illinois State, Health
     Facilities Authority,
     Riverside Health Systems
     Project, Ser B,
     RB (A) (B) (C)
        1.480%, 11/15/16              6,140            6,140
   Kane, McHenry, Cook & DeKalb
     Counties, TAW
        3.750%, 09/27/02             11,500           11,509
   Macon County, Development
     Authority, Decatur Family
     YMCA Project, RB (A) (B) (C)
        1.600%, 05/01/35              4,300            4,300
   McHenry & Kane Counties, TAW
        3.125%, 09/30/02              4,000            4,002
   Oak Forest, Mode-Homewood Pool
     Project, RB (A) (B) (C)
        1.450%, 07/01/24              3,900            3,900
   Paxton, Industrial Development
     Authority, Merck & Aircoil
     Project, RB (A) (B)
        1.900%, 03/01/03                900              900
   Rockford, School District No.
     205, TAW
        3.400%, 10/30/02             23,000           23,024
   Rockford, Wesley Willows
     Obligation, RB (A) (B) (C)
        1.850%, 04/01/32              4,100            4,100


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        27

STATEMENT OF NET ASSETS

August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Streamwood Village, Industrial
     Development Authority, Poplar
     Creek Project, RB (A) (B) (C)
        2.250%, 10/01/09           $  3,890         $  3,890
                                                    ---------
                                                     150,348
                                                    ---------
INDIANA -- 6.0%
   Bartholomew, School
     Construction, TAW
        2.250%, 12/31/02              9,778            9,783
   Carmel Clay Schools, TAW
        2.100%, 12/31/02             10,000           10,006
   Crawfordsville, Multi-Family
     Housing Authority, Autumn
     Woods Phase II, Ser A,
     RB (A) (B) (C)
        1.470%, 01/01/33              4,200            4,200
   Elkhart County, Industrial
     Development Authority,
     Hubbard Hill Estates Project,
     RB (A) (B) (C)
        1.380%, 11/01/21              2,900            2,900
   Griffith, Public School
     District, TAW
        2.750%, 12/31/02              1,100            1,101
   Hamilton, Southeastern Schools,
     Temporary Loan Warrants
        1.880%, 12/31/02              5,000            5,000
   Highland, Temporary Loan
     Warrants
        2.250%, 12/31/02              1,825            1,826
   Indiana State, Bond Bank,
     Advanced Funding Program,
     Ser A-2, RB
        2.250%, 01/22/03              5,000            5,012
   Indiana State, Bond Bank,
     Advanced Funding Program,
     Ser B, RB
        2.000%, 01/22/03              6,835            6,851
   Indiana State, Development
     Finance Authority, Cathedral
     High School Project,
     RB (A) (B) (C)
        1.850%, 09/01/26              3,300            3,300
   Indiana State, Health
     Facilities Financing
     Authority, Capital Access,
     RB (A) (B) (C)
        1.350%, 04/01/13                700              700
   Indiana State, Health
     Facilities Financing
     Authority, Hartsfield Village
     Project, Ser B,
     RB (A) (B) (C)
        1.400%, 08/15/27             10,000           10,000
   Indiana State, Health
     Facilities Financing
     Authority, Mary Sherman
     Hospital Project,
     RB (A) (B) (C)
        1.380%, 05/01/19              4,250            4,250

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  La Porte County, Industrial
     Hospital Authority, RB
     Pre-Refunded @ 102 (D)
        6.250%, 03/01/03           $  2,735       $    2,853
   Middlebury, Community
     Schools, TAW
        2.050%, 12/31/02              1,485            1,486
   Muncie, Independent Community
     Schools, Temporary
     Loan Warrants
        2.200%, 12/31/02              2,000            2,002
   Northwest Allen County,
     Temporary Loan Warrants
        2.400%, 12/31/02              3,050            3,052
   Valparaiso, Community
     Schools, TAW
        2.350%, 12/31/02              5,830            5,834
   Wawasee, Community Schools, TAW
        2.650%, 12/31/02              3,300            3,302
                                                    ---------
                                                      83,458
                                                    ---------
IOWA -- 0.9%
   Algona, Industrial Development
     Authority, George A. Hormel
     Project, RB (A) (B) (C)
        1.500%, 05/01/05              2,600            2,600
   Council Bluffs, Pollution
     Control Authority, Gas &
     Electric Project,
     RB (A) (B) (C)
        1.550%, 01/01/25              4,500            4,500
   Iowa State, Finance Authority,
     Burlington Medical Center
     Project, RB, FSA (A) (B)
        1.850%, 06/01/27              2,100            2,100
   Iowa State, Higher Education
     Loan Authority, Grand View
     Project, RB (A) (B) (C)
        1.900%, 10/01/25              2,000            2,000
   Iowa State, Higher Education
     Loan Authority, Palmer
     Chiropractic Foundation
     Project, RB (A) (B) (C)
        1.900%, 04/01/27                700              700
   Iowa State, Higher Education
     Loan Authority, Saint Ambrose
     University Project,
     RB (A) (B) (C)
        1.550%, 02/01/07              1,075            1,075
                                                    ---------
                                                      12,975
                                                    ---------
KANSAS -- 1.0%
   Kansas State, Development
     Finance Authority,
     Ser J-2, RB (A)(B)
        1.850%, 12/01/34              4,940            4,940
   Merriam, Multi-Family Housing
     Authority, Pinegate
     Apartments Project, RB (A)
     (B) (C)
        1.460%, 12/01/26              6,580            6,580
--------------------------------------------------------------------------------
28                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Olathe, Recreational Facilities
     Authority, YMCA of Greater
     Kansas City Project, Ser B,
     RB (A) (B) (C)
        1.950%, 11/01/16           $  2,300       $    2,300
                                                -------------
                                                      13,820
                                                -------------
KENTUCKY -- 1.2%
   Covington, Industrial Building
     Authority, Atkins & Pearce
     Project,
     RB (A) (B) (C)
        1.500%, 04/01/05              1,400            1,400
   Henderson County, Hospital
     Association Health
     Facilities,
     Ser A, RB (A) (B)
        1.800%, 12/01/30              4,345            4,345
   Kentucky State, Area
     Development Districts
     Financing Trust, Calloway
     County Fire Company No. 6
     Project, Ser A, RB (A) (B) (C)
        1.400%, 12/01/32                625              625
   Kentucky State, Area
     Development Districts
     Financing Trust, Garrison
     Volunteer Fire Company
     Project, Ser A, RB (A) (B) (C)
        1.400%, 12/01/32                100              100
   Kentucky State, Association of
     Counties, TRAN
        3.000%, 06/30/03              9,000            9,097
   Newport, Multi-Family Housing
     Authority, Hannaford Limited
     Project, RB (A) (B)
        2.050%, 12/01/05              1,520            1,520
                                                    ---------
                                                      17,087
                                                    ---------
LOUISIANA -- 0.6%
   East Baton Rouge Parish,
     Rhone-Poulenc Project,
     RB (A) (B) (C)
        1.900%, 12/01/11              1,230            1,230
   Louisiana State, Local
     Government Environmental
     Facilities Authority, LCDA
     Loan Financing Program,
     Ser A, RB (A) (B)
        1.800%, 06/01/31              4,700            4,700
   Louisiana State, Public
     Facilities Authority, St.
     Martins Episcopal School
     Project, RB (A) (B) (C)
        1.550%, 09/01/19              2,400            2,400
                                                    ---------
                                                       8,330
                                                    ---------


--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MAINE -- 0.3%
   Maine State, Health & Higher
     Education Facilities
     Authority, VHA New England
     Project, Ser C, RB,
     AMBAC (A) (B)
        1.400%, 12/01/25           $  2,300          $  2,300
   Portland, Industrial
     Development Authority, W.W.
     Grainger Project,
     RB (A) (B)
        1.550%, 12/01/10              1,315            1,315
                                                    ---------
                                                       3,615
                                                    ---------
MARYLAND -- 1.1%
   Frederick, GO (A) (B) (C)
        1.500%, 08/01/11              4,500            4,500
   Maryland State, Health & Higher
     Education Facilities
     Authority, Barnesville School
     Issue, RB (A) (B) (C)
        1.400%, 09/01/24              2,640            2,640
   Maryland State, Health & Higher
     Education Facilities
     Authority, Collington
     Episcopal Project,
     Ser C, RB (A) (B) (C)
        1.400%, 04/01/20              3,100            3,100
   Montgomery County, Construction
     Public Improvements, Ser A,
     GO Pre-Refunded @ 102 (D)
        5.750%, 10/01/02              1,000            1,023
   Montgomery County, Economic
     Development Authority,
     American Gastroenterological
     Project, RB (A) (B) (C)
        1.350%, 03/01/32              3,600            3,600
                                                    ---------
                                                      14,863
                                                    ---------
MASSACHUSETTS -- 4.2%
   Blackstone Valley, Vocational
     School, BAN
        2.500%, 07/15/03              7,000            7,039
   Glouchester, BAN
        2.750%, 06/27/03              2,000            2,018
   Hampshire, Regional School
     District, BAN
        2.350%, 12/13/02             10,000           10,021
   Massachusetts Bay,
     Transportation Authority, Ser
     SG 156, RB (A) (B)
        1.880%, 07/01/30             10,600           10,600
   Massachusetts State,
     Development Finance Agency,
     Fessenden School Project,
     RB (A) (B) (C)
        1.350%, 08/01/31                500              500


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        29

STATEMENT OF NET ASSETS

August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
   Finance Agency, Loomis
   Communities Project,
   Ser B, RB (A) (B) (C)
        1.270%, 03/01/10           $  3,000       $    3,000
   Massachusetts State,
     Development Finance
     Authority, Scandinavian
     Living Center Project,
     RB (A) (B) (C)
        1.460%, 11/01/28                200              200
   Massachusetts State, Financing
     Authority, Draper Laboratory
     Project, RB, MBIA (A) (B)
        1.350%, 06/01/30              2,000            2,000
   Massachusetts State, Health &
     Educational Facilities
     Authority, Berklee College of
     Music Project, Ser D, RB,
     MBIA (A) (B)
        1.170%, 10/01/27              1,785            1,785
   Massachusetts State, Health &
     Educational Facilities
     Authority, Wellesley College
     Issue Project, Ser E,
     RB (A) (B)
        1.300%, 07/01/22              1,200            1,200
   Massachusetts State, Industrial
     Finance Agency, Governor
     Dummer Academy Project,
     RB (A) (B) (C)
        1.300%, 07/01/26                250              250
   Massachusetts State, Route 3
     North Transportation
     Improvements Association, Ser
     B, RB, AMBAC (A) (B)
        1.300%, 06/15/33             16,000           16,000
   New England, Educational Loan
     Marketing, Sub-Ser B, RB
        6.600%, 09/01/02              2,000            2,000
   Worchester, BAN
        1.800%, 08/29/03              2,285            2,293
                                                    ---------
                                                      58,906
                                                    ---------
MICHIGAN -- 2.6%
   Birmingham, Economic
     Development Authority, Brown
     Street Project,
     RB (A) (B) (C)
        1.680%, 12/01/18              1,070            1,070
   Bridgeport Spaulding, GO
        2.250%, 06/27/03              4,000            4,006
   Farmington Hills, Economic
     Development Authority,
     Brookfield Building
     Association Project,
     RB (A) (B) (C)
        1.480%, 11/01/10              1,795            1,795
   Farmington Hills, Hospital
     Financing Authority, Botsford
     General Hospital Project, Ser
     B, RB, MBIA (A) (B)
        1.850%, 02/15/16                100              100

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Michigan, Housing Development
     Authority, Not-For-Profit
     Housing Project,
     RB (A) (B) (C)
        1.450%, 06/01/25           $  1,000       $    1,000
   Michigan State, Housing
     Development Authority,
     Harbortown Project,
     RB (A) (B) (C)
        1.430%, 06/01/04              1,900            1,900
   Michigan State, Job Development
     Authority, Kentwood Residence
     Project, RB (A) (B) (C)
        1.450%, 11/01/14              2,400            2,400
   Michigan State, Northern
     Michigan University,
     RB, FGIC (A) (B)
        1.850%, 06/01/31                600              600
   Michigan State, Strategic Fund,
     Pilgrim Manor Project,
     RB (A) (B) (C)
        1.550%, 05/01/20              3,900            3,900
   Michigan State, Strategic Fund,
     Van Andel Research Institute
     Project, RB (A) (B) (C)
        1.400%, 11/01/27              5,000            5,000
   Michigan State, Strategic Fund,
     Van Andel Research Institute
     Project, RB
        2.250%, 08/22/03             12,000           12,098
   Michigan State, Strategic
     Fund, RB
        1.400%, 03/01/39 (A)(B)       1,500            1,500
   Northville Township, Economic
     Development Authority,
     Thrifty Northville Project,
     RB (A) (B) (C)
        1.525%, 05/01/14              1,500            1,500
                                                    ---------
                                                      36,869
                                                    ---------
MINNESOTA -- 1.8%
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser A, RB (A) (B) (C)
        1.900%, 09/01/29              3,600            3,600
   Bloomington, Commercial
     Development Authority, ATS II
     Project, RB (A) (B) (C)
        2.190%, 03/01/12              2,850            2,850
   Brooklyn, Center Development
     Authority, Brookdale Office
     Park Project, RB (A) (B) (C)
        1.490%, 12/01/14              2,825            2,825
   Duluth, Economic Development
     Authority, Miller-Dwan
     Medical Center Project,
     RB (A) (B) (C)
        1.900%, 06/01/19                545              545
   Mankato, Bethany Lutheran
     College Project, Ser B, RB
     (A) (B) (C)
        1.850%, 11/01/15              1,300            1,300
--------------------------------------------------------------------------------
30                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Mankato, Mankato Area Family
     YMCA Project, RB (A) (B) (C)
        1.950%, 05/01/06           $  1,100       $    1,100
   Minneapolis & St. Paul, Housing
     & Redevelopment Authority,
     Children's Healthcare Systems
     Project, Ser B, RB, FSA (A) (B)
        1.850%, 08/15/25              5,900            5,900
   Minneapolis, Minnehaha Academy
     Project, RB (A) (B) (C)
        1.950%, 05/01/26              3,000            3,000
   Minnesota State, Rural Water
     Finance Authority, Public
     Construction Financing
     Program, Ser 2002, RB
        2.625%, 02/01/03              2,165            2,174
   Roseville, Multi-Family Housing
     Authority, Rosepointe II
     Project, RB (A) (B) (C)
        1.490%, 09/01/27              1,440            1,440
                                                    ---------
                                                      24,734
                                                    ---------
MISSISSIPPI -- 0.2%
   Prentiss County, Industrial
     Development Authority,
     Heidelberg Eastern Project,
     Ser A, RB (A) (B) (C)
        1.500%, 10/01/17              2,500            2,500
                                                    ---------
MISSOURI -- 4.3%
   Clayton, Industrial Development
     Authority, Bailey Court
     Project, RB (A) (B) (C)
        1.300%, 01/01/09              2,900            2,900
   Jackson County, Industrial
     Development Authority, YMCA
     of Greater Kansas City
     Project, Ser A, RB (A) (B) (C)
        1.950%, 11/01/15                100              100
        1.950%, 11/01/16                500              500
   Kansas City, Industrial
     Development Authority,
     Springs Apartment Project,
     RB (A) (B)
        1.550%, 09/01/25              2,350            2,350
   Missouri State, Health &
     Educational Facilities
     Authority, Drury College
     Project, RB (A) (B) (C)
        1.900%, 08/15/24             13,755           13,755
   Missouri State, Health &
     Educational Facilities
     Authority, Lutheran Senior
     Services Project,
     RB (A) (B) (C)
        1.450%, 02/01/31              5,000            5,000
   Missouri State, Health &
     Educational Facilities
     Authority, Park Hill School
     District Project,
     Ser M, RB (A) (B)
        3.000%, 10/21/02             10,000           10,010

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Missouri State, Health &
     Educational Facilities
     Authority, Pembroke Hill
     School Project, RB (A) (B) (C)
        1.550%, 07/01/26           $  6,110       $    6,110
   Missouri State, Health &
     Education Facilities
     Authority, Saint Louis
     University Project,
     Ser B, RB (A) (B)
        1.850%, 10/01/24              3,500            3,500
   St. Charles County, Industrial
     Development Authority, Sun
     River Village Project,
     RB (A) (B)
        1.460%, 12/01/27             11,300           11,300
   St. Louis, Industrial
     Development Authority,
     Schnuck Markets Kirkwood
     Project, RB (A) (B) (C)
        1.430%, 12/01/15              4,350            4,350
                                                    ---------
                                                      59,875
                                                    ---------
MONTANA -- 0.4%
   Montana State, Health
     Facilities Authority,
     Healthcare Pooled Loan
     Program, Ser A, RB,
     FGIC (A) (B)
        1.350%, 12/01/15              5,000            5,000
                                                    ---------

NEVADA -- 0.1%
   Clarke County, GO
        8.000%, 07/01/03              1,025            1,079
                                                    ---------
NEW HAMPSHIRE -- 0.2%
   New Hampshire State, Health &
     Higher Education Facilities
     Authority, VHA New England
     Project, Ser E, RB,
     AMBAC (A) (B)
        1.400%, 12/01/25              3,200            3,200
                                                    ---------
NEW JERSEY -- 1.0%
   New Jersey State, Economic
     Development Authority, Urban
     Renewal Project, RB (A) (B)
     (C)
        1.650%, 04/01/19              2,000            2,000
   New Jersey State, TRAN
        3.000%, 06/12/03             12,500           12,647
                                                    ---------
                                                      14,647
                                                    ---------
NEW MEXICO -- 0.8%
   Albuquerque, Healthcare
     Authority, Lovelace
     Respiratory Project,
     Ser A, RB (A) (B) (C)
        1.450%, 09/01/25              8,325            8,325




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        31

STATEMENT OF NET ASSETS

August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Albuquerque, Metropolitan
     Redevelopment Authority,
     Springer Square Project,
     RB (A) (B) (C)
        1.800%, 11/01/17           $  3,000         $  3,000
                                                    ---------
                                                      11,325
                                                    ---------
NEW YORK -- 2.2%
   New York City, Municipal Water
     Financing Authority, Fiscal
     Year 2003 Project, Sub-Ser
     C-1, RB (A) (B)
        1.850%, 06/15/18             22,700           22,700
   New York City, Public
     Improvements Project, Ser 93
     A-4, RB (A)(B)
        1.850%, 08/01/21              4,600            4,600
   New York, Sub-Ser E6,
     GO, FGIC (A) (B)
        1.850%, 08/01/19              3,000            3,000
                                                    ---------
                                                      30,300
                                                    ---------
NORTH CAROLINA -- 0.3%
   Granville County, Industrial
     Facilities & Pollution
     Control Authority, Lenox
     Project, RB (A) (B)
        1.450%, 08/01/14              4,000            4,000
                                                    ---------
OHIO -- 2.5%
   Athens County, Port Authority,
     Housing for Ohio Project,
     RB (A) (B) (C)
        1.450%, 06/01/32             11,015           11,015
   Dublin, City School District, GO
        2.120%, 11/14/02              3,000            3,001
   Hamilton County, Healthcare
     Authority, Sisters of Charity
     Senior Care Center Project,
     RB (A) (B) (C)
        1.400%, 08/01/27              4,250            4,250
   Jonathan Alder, Local School
     District, BAN
        2.125%, 12/03/02              4,000            4,006
   Ohio State, American Municipal
     Power, BAN
        1.750%, 11/07/02              1,750            1,750
   Ohio State, Higher Educational
     Facilities Authority, Kenyon
     College Project, RB (A) (B)
        1.450%, 08/01/33              6,350            6,350


--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Stark County, Healthcare
     Facilities Authority, Canton
     Christian Home Project,
     RB (A) (B) (C)
        1.650%, 09/01/15           $  1,125         $  1,125
        1.600%, 09/15/16              1,365            1,365
   Westlake, Ser 2, BAN
        2.050%, 11/28/02              1,400            1,401
                                                    ---------
                                                      34,263
                                                    ---------
OKLAHOMA -- 3.7%
   Comanche County, Independent
     School District, COP, AMBAC
        4.700%, 03/01/03              2,025            2,057
   Oklahoma County, Finance
     Authority, Housing
     Preservation Project,
     RB (A) (B)
        1.510%, 01/01/33             10,000           10,000
   Tulsa County, Industrial
     Healthcare Authority,
     Laureate Psychiatric Project,
     RB (A) (B)
        1.700%, 12/15/08              8,500            8,500
   Tulsa County, Industrial
     Development Authority, Tulsa
     County Housing Funding
     Project, RB (A) (B)
        1.510%, 10/01/32             31,400           31,400
                                                    ---------
                                                      51,957
                                                    ---------
OREGON -- 1.1%
   Hillsboro, Graduate Center
     Project, RB (A) (B) (C)
        1.450%, 06/01/09              2,350            2,350
   Hillsboro, Graduate Institute
     Project, RB (A) (B) (C)
        1.450%, 08/01/11              3,150            3,150
   Oregon State, Health, Housing,
     Educational & Cultural
     Authority, Saint Vincent De
     Paul Project, Ser A,
     RB (A) (B) (C)
        1.500%, 03/01/19              1,225            1,225
   Oregon State, Ser A, TRAN
        3.250%, 05/01/03              9,000            9,073
                                                    ---------
                                                      15,798
                                                    ---------
PENNSYLVANIA -- 9.6%
   Allegheny County, Ser B, TRAN
        3.250%, 12/20/02             10,000           10,033
   Allegheny County, Ser C-50,
     GO (A) (B)
        2.050%, 05/01/27             16,335           16,335



--------------------------------------------------------------------------------
32                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Chartiers Valley, Industrial &
     Commercial Development
     Authority, Asbury Place
     Project,
     Ser A, RB (A) (B) (C)
        1.450%, 12/01/26           $  2,000       $    2,000
   Dauphin County, General
     Authority, Allhealth Pooled
     Financing Program, Ser B, RB,
     FSA (A) (B)
        1.500%, 10/01/27              4,300            4,300
   Delaware County, Hospital
     Authority, Crozer Medical
     Center Project,
     RB (A) (B) (C)
        1.350%, 12/15/31              5,250            5,250
   Emmaus, General Authority,
     RB, FSA (A) (B)
        1.350%, 12/01/28              1,200            1,200
   Gettysburg, industrial
     Development Authority,
     Brethren Home Community
     Project, Ser A,
     RB (A) (B) (C)
        1.350%, 06/01/24              2,445            2,445
   Hazleton, Industrial
     Development Authority, MMI
     Preparatory School Project,
     RB (A) (B) (C)
        1.400%, 10/01/24              1,700            1,700
   Lancaster County, Hospital
     Authority, Masonic Homes
     Project, RB, AMBAC (A) (B)
        1.350%, 07/01/34             14,060           14,060
   Lancaster, Higher Education
     Authority, Franklin &
     Marshall College Project,
     RB (A) (B)
        1.460%, 04/15/27              4,100            4,100
   Pennsylvania State, Economic
     Development Financing
     Authority, Philadelphia Area,
     Ser J-3, RB (A) (B) (C)
        1.410%, 11/01/30              5,700            5,700
   Pennsylvania State, Economic
     Development Financing
     Authority, Philadelphia
     Project, Ser J-4,
     RB (A) (B) (C)
        1.400%, 11/01/30              7,000            7,000
   Philadelphia, Hospital & Higher
     Education Authority,
     Childrens Hospital Project,
     Ser A, RB (A) (B)
        1.800%, 03/01/27                600              600
   Philadelphia, Industrial
     Development Authority,
     Germantown Home Project,
     RB (A) (B) (C)
        1.400%, 01/01/30              9,665            9,665
   Philadelphia, Industrial
     Development Authority, Inglis
     House Project, RB (A) (B)
        2.150%, 05/01/17              9,000            9,000

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Philadelphia, Redevelopment
     Authority, Pennsylvania
     School for the Deaf,
     RB (A) (B) (C)
        1.400%, 12/01/14           $  2,200         $  2,200
   Philadelphia, Ser A, TRAN
        3.000%, 06/30/03             21,000           21,251
   Philadelphia, Water & Sewer
     Authority, Ser B, RB,
     AMBAC (A) (B)
        1.350%, 08/01/27             11,300           11,300
   South Fork, Municipal Hospital
     Authority, Lee Hospital
     Project, Ser B, RB (A) (B) (C)
        1.500%, 07/01/23              1,820            1,820
   University of Pittsburgh,
     Commonwealth System of Higher
     Education, University Capital
     Project  Ser A, RB (A) (B)
        1.400%, 09/15/21              3,500            3,500
   Washington County, Industrial
     Development Authority,
     Wetterau Finance Project,
     RB (A) (B) (C)
        1.400%, 11/01/14              1,010            1,010
                                                    ---------
                                                     134,469
                                                    ---------
SOUTH CAROLINA -- 0.5%
   South Carolina State, Housing
     Finance & Development
     Authority, Rent Housing
     Greenville Project,
     Ser A, RB (A) (B) (E)
        1.450%, 08/01/31              3,245            3,245
   Sumter County, Industrial
     Development Authority,
     Bendix Project,
     RB (A) (B) (C)
        1.450%, 12/01/02              4,000            4,000
                                                    ---------
                                                       7,245
                                                    ---------
TENNESSEE -- 2.7%
   Blount County, Public Building
     Authority, Tennessee Library
     Project, RB (A) (B) (C)
        1.400%, 12/01/15              3,900            3,900
   Knox County, Health,
     Educational & Housing
     Facilities Authority, Child &
     Family Services Project,
     RB (A) (B) (C)
        1.400%, 07/01/14              2,600            2,600
   Knox County, Health,
     Educational & Housing
     Facilities Authority, Webb
     School Project, RB (A) (B) (C)
        1.400%, 03/01/19              1,000            1,000



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        33

STATEMENT OF NET ASSETS

August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Memphis, Health, Educational &
     Housing Facilities Authority,
     Not-For-Profit Multi-Family
     Housing Program, RB (A) (B)
        1.510%, 08/01/32           $ 14,300       $   14,300
   Memphis-Shelby County,
     Industrial Development
     Board Authority,
     UT Medical Group Project,
     RB (A) (B) (C)
        1.460%, 03/01/24              9,500            9,500
   Metropolitan Nashville &
     Davidson County, West Meade
     Place Project, RB (A) (B) (C)
        1.400%, 10/01/15              2,895            2,895
   Shelby County, Health,
     Educational & Housing
     Facilities Authority, Saint
     Peter Villa Project,
     RB (A) (B) (C)
        1.610%, 11/01/22              2,800            2,800
                                                    ---------
                                                      36,995
                                                    ---------
TEXAS -- 1.7%
   Corpus Christi, Industrial
     Development Authority,
     Texas-Air Investment Project,
     RB (A) (B) (C)
        1.800%, 08/01/11              3,670            3,670
   Fort Worth, Water & Sewer
     Authority, RB
        5.000%, 02/15/03              1,320            1,341
   Gulf Coast, Waste Disposal
     Authority, Armco Project,
     RB (A) (B) (C)
        1.400%, 12/01/08              4,750            4,750
   Hockley County, Industrial
     Development Authority, Amoco
     Project RB (A) (B)
        1.750%, 03/01/14              7,225            7,225
   La Porte, Independent School
     District Authority, GO
        6.375%, 02/15/03              2,250            2,299
   Lewisville, Special Assessment,
     Castle Hills No. 2 Project, RB
        4.900%, 11/01/02              1,500            1,506
   North Harris, Montgomery
     Community College, GO
        3.600%, 02/15/03              2,600            2,624
                                                    ---------
                                                      23,415
                                                    ---------
UTAH -- 1.1%
   Salt Lake City, Industrial
     Development Authority,
     Parkview Plaza Association
     Project, RB (A) (B) (C)
        1.450%, 12/01/14              3,800            3,800


--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Weber County, Multi-Family
     Housing Authority, Cherry
     Creek Apartments Project,
     RB (A) (B) (C)
        1.500%, 11/01/18           $  2,630         $  2,630
   West Valley City, Industrial
     Development Authority,
     Johnson Matthey Project,
     RB (A) (B) (C)
        1.800%, 12/01/11              8,550            8,550
                                                    ---------
                                                      14,980
                                                    ---------
VERMONT -- 1.1%
   Vermont State, Educational &
     Health Buildings Financing
     Authority, Capital Asset
     Financing Project,
     Ser 2, RB (A) (B) (C)
        1.500%, 06/01/27              6,425            6,425
   Vermont State, Educational &
     Health Buildings Financing
     Authority, Copley Hospital
     Project, Ser A, RB (A) (B) (C)
        1.400%, 10/01/30              4,430            4,430
   Vermont State, Educational &
     Health Buildings Financing
     Authority, Northeastern
     Vermont Regional Hospital
     Project, Ser A,
     RB (A) (B) (C)
        1.400%, 10/01/25              3,180            3,180
   Vermont State, Student
     Assistance Authority, Student
     Loan Bonds,
     Ser 85, RB (A) (B) (C)
        1.450%, 01/01/04              1,940            1,940
                                                    ---------
                                                      15,975
                                                    ---------
VIRGINIA -- 0.4%
   Virginia State, Water & Sewer
     Resource Authority, Henrico
     County Project, RB (A) (B)
        1.500%, 10/01/28              5,000            5,000
                                                    ---------
WASHINGTON -- 1.9%
   Northwest Washington,
     Electrical Authority, Ser C,
     RB, FSA (A) (B)
        1.485%, 01/01/10              5,270            5,270
   Port Townsend, Industrial
     Development Authority, Port
     Townsend Paper Project,
     RB (A) (B) (C)
        1.500%, 03/01/09              7,200            7,200
   Washington State, Housing
     Finance Commission, Local 82
     JATC Educational Development
     Training Project, RB (A) (B) (C)
        1.600%, 11/01/25              1,000            1,000
--------------------------------------------------------------------------------
34                       SEI Tax Exempt Trust / Annual Report / August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Washington State, Housing
     Finance Commission, Pioneer
     Human Services Program, RB
     (A) (B) (C)
        1.450%, 07/01/11           $  1,190       $    1,190
   Washington State, Housing
     Finance Commission, Vincent
     Depaul Project, Ser A,
     RB (A) (B) (C)
        1.300%, 02/01/30              3,850            3,850
   Washington State, Housing
     Finance Commission, YMCA of
     Snohomish County Program, RB
     (A) (B) (C)
        1.600%, 08/01/19              1,365            1,365
   Washington State, Housing
     Finance Commission, YMCA of
     Snohomish County Project,
     RB (A) (B) (C)
        1.750%, 06/01/27              1,000            1,000
   Washington State,
     Not-For-Profit Housing
     Finance Commission, Tacoma
     Art Museum Project,
     RB (A) (B)
        1.650%, 06/01/32                100              100
   Washington State, GO,
     FGIC (A) (B)
        1.470%, 07/01/19              5,170            5,170
                                                    ---------
                                                      26,145
                                                    ---------
WEST VIRGINIA -- 1.3%
   Charleston, Building Commission
     Parking Facilities Authority,
     Charleston Town Center
     Parking Project, Ser A,
     RB (A) (B) (C)
        1.480%, 12/01/16             11,275           11,275
   Parkersburg, Industrial
     Development Authority, B-H
     Associates Project, RB (A) (B)
        1.775%, 10/01/14              3,500            3,500
   Putnam County, Industrial
     Development Authority, FMC
     Project, RB (A) (B) (C)
        1.400%, 10/01/11              3,400            3,400
                                                    ---------
                                                      18,175
                                                    ---------
WISCONSIN -- 4.5%
   Freedom, School District, TRAN
        2.310%, 10/22/02              2,000            2,000
   Greenfield, School District,
     TRAN
        2.420%, 09/27/02              2,400            2,400
   Kettle Moraine, School
     District,
     Ser A, BAN
        5.000%, 10/24/02              1,000            1,005
   Menomonee Falls, Industrial
     Development Authority,
     Maysteel Project, RB (A) (B)
        1.500%, 11/01/14              3,000            3,000

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Milwaukee, Redevelopment
     Authority, Montessori Society
     School Project, RB (A) (B) (C)
        1.950%, 07/01/21           $  2,375         $  2,375
   Oconomowoc, Area School
     District, TRAN
        2.500%, 09/25/02              2,000            2,000
   Pewaukee, School District, TRAN
        2.610%, 09/12/02              3,000            3,000
   Pulaski, Community School
     District, TRAN
        2.800%, 09/27/02              2,000            2,000
   Tomahawk, School District, TRAN
        2.280%, 10/17/02              2,400            2,400
   West Allis, State Fair Park
     Exposition, RB (A) (B) (C)
        1.430%, 08/01/28              6,895            6,895
   Wisconsin State, Health &
     Educational Facilities
     Authority, Alverno College
     Project, RB (A) (B) (C)
        1.850%, 11/01/17              1,700            1,700
   Wisconsin State, Health &
     Educational Facilities
     Authority, Gundersen Lutheran
     Project, Ser A, RB (A) (B)
        1.850%, 12/01/15              1,000            1,000
   Wisconsin State, Health &
     Educational Facilities
     Authority, Gundersen Lutheran
     Project, Ser B, RB (A) (B)
        1.850%, 12/01/29             13,290           13,290
   Wisconsin State, Health &
     Educational Facilities
     Authority, Madison Family
     Medicine Project,
     RB (A) (B) (C)
        1.550%, 05/01/21              5,295            5,295
   Wisconsin State, Health &
     Educational Facilities
     Authority, Newcastle Place
     Project, Ser B, RB (A) (B) (C)
        1.450%, 12/01/31             14,500           14,500
                                                    ---------
                                                      62,860
                                                    ---------
WYOMING -- 0.6%
   Cambell County, School
     District, TAW
        2.500%, 06/26/03              6,185            6,205
   Cheyenne County, Economic
     Development Authority,
     Holiday Inn Project,
     RB (A) (B) (C)
        1.900%, 10/01/10              1,525            1,525
                                                    ---------
                                                       7,730
                                                    ---------



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        35

STATEMENT OF NET ASSETS


Institutional Tax Free Fund (Concluded)
August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                    ($Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MULTI-STATE -- 3.0%
   GAF Tax Exempt Bond Grantor
     Trust (A) (B) (C)
        2.300%, 10/01/12           $  7,000       $    7,000
   Greystone, Tax Exempt
     Certificate Trust Authority,
     Senior Certificate of
     Beneficial Ownership Project,
     Ser 98-1, RB (A) (B) (C)
        1.500%, 05/01/28              6,920            6,920
   Greystone, Tax Exempt
     Certificate Trust Authority,
     Senior Certificate of
     Beneficial Ownership Project,
     Ser 98-2, RB (A) (B) (C)
        1.500%, 12/10/14             21,990           21,990
   Greystone, Tax Exempt
     Certificate Trust Authority,
     Senior Certificate of
     Beneficial Ownership Project,
     Ser A, COP (A) (B) (C)
        1.530%, 07/01/05              3,950            3,950
   McDonald Tax-Exempt Mortgage
     Trust, No. 1, RB (A) (B) (C)
        2.100%, 01/15/09              1,590            1,590
   Northwestern Mutual Life
     Insurance, RB (A) (B) (C)
        7.850%, 02/01/09                227              228
                                                -------------
                                                      41,678
                                                -------------
Total Municipal Bonds
   (Cost $1,403,235)                               1,403,235
                                                -------------
Total Investments -- 100.6%
   (Cost $1,403,235)                               1,403,235
                                                -------------

OTHER ASSETS AND LIABILITIES -- (0.6)%
   Investment Advisory Fees Payable                      (28)
   Management Fees Payable                              (278)
   Distribution Fees Payable                             (88)
   Other Assets and Liabilities                       (8,097)
                                                -------------
Other Assets & Liabilities, Net                       (8,491)
                                                -------------

--------------------------------------------------------------------------------
                                                    Value
Description                                     ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 1,074,895,798 outstanding shares
   of beneficial interest                         $1,074,722
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 272,233,288 outstanding shares
   of beneficial interest                            272,232
Fund Shares of Class C
   (unlimited authorization -- no par value)
   based on 47,947,403 outstanding shares
   of beneficial interest                             47,948
Distributions in excess of net investment income        (107)
Accumulated net realized loss on investments             (51)
                                                   ----------
Total Net Assets -- 100.0%                         $1,394,744
                                                   ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                           $1.00

                                                   ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                           $1.00
                                                   ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                           $1.00
                                                   ==========
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2002.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Securities are collateralized under an agreement from FHLMC/FNMA.
ABAG -- Association of Bay Area Governments
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note
VHA -- Veterans Housing Administration

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
36                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

Massachusetts Tax Free Fund


--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Municipal Bonds -- 101.2%
MASSACHUSETTS -- 97.5%
   Blackstone Valley, Vocational
     School, BAN
        2.500%, 07/15/03             $1,000         $  1,006
   Dudley, BAN
        2.250%, 06/20/03                768              770
   Gateway, Regional School
     District Authority, BAN
        2.500%, 01/31/03              1,500            1,506
   Glouchester, BAN
        2.750%, 06/27/03              2,629            2,653
   Hampshire, Regional School
     District Authority, BAN
        2.350%, 12/13/02              3,000            3,006
   Lee, BAN
        2.750%, 05/13/03              1,500            1,508
   Massachusetts Bay,
     Transportation Authority,
     General Transportation
     Systems Project, GO (A) (B)
        1.450%, 03/01/14              1,000            1,000
        1.250%, 03/01/30              2,000            2,000
   Massachusetts Bay,
     Transportation Authority, Ser
     SG 156, RB (A) (B)
        1.880%, 07/01/30              1,460            1,460
   Massachusetts State,
     Development Finance Agency,
     Belmont Day School Project,
     RB (A) (B) (C)
        1.350%, 07/01/31              3,200            3,200
   Massachusetts State,
     Development Finance Agency,
     Draper Laboratory Issue,
     RB, MBIA (A) (B)
        1.350%, 06/01/30              1,500            1,500
   Massachusetts State,
     Development Finance Agency,
     Fessenden School Project,
     RB (A) (B) (C)
        1.350%, 08/01/31              3,000            3,000
   Massachusetts State,
     Development Finance Agency,
     Loomis Communities Project,
     Ser B, RB (A) (B) (C)
        1.270%, 03/01/10              3,100            3,100
   Massachusetts State,
     Development Finance Agency,
     Marino Foundation Project,
     RB (A) (B) (C)
        1.400%, 07/01/21              2,200            2,200
   Massachusetts State,
     Development Finance Agency,
     Meadowbrook School Issue, RB
     (A) (B) (C)
        1.400%, 08/01/30                800              800
   Massachusetts State,
     Development Finance Agency,
     Scandinavian Living Center
     Project, RB (A) (B) (C)
        1.460%, 11/01/28              3,400            3,400
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State,
     Development Finance Agency,
     Wentworth Institute Project,
     RB, AMBAC (A) (B)
        1.350%, 10/01/30             $1,100         $  1,100
   Massachusetts State, Health &
     Educational Facilities
     Authority, Amherst College,
     Ser F, RB (A) (B)
        1.170%, 11/01/26              2,610            2,610
   Massachusetts State, Health &
     Educational Facilities
     Authority, Bentley College
     Project, Ser K, RB (A) (B) (C)
        1.350%, 07/01/30              1,000            1,000
   Massachusetts State, Health &
     Educational Facilities
     Authority, Berklee College of
     Music Project, Ser D, RB,
     MBIA (A) (B)
        1.170%, 10/01/27              1,800            1,800
   Massachusetts State, Health &
     Educational Facilities
     Authority, Boston University
     Project, Ser H, RB (A) (B) (C)
        1.210%, 12/01/29              3,000            3,000
   Massachusetts State, Health &
     Educational Facilities
     Authority, Capital Asset
     Program, Ser E, RB (A) (B) (C)
        1.800%, 01/01/35              3,200            3,200
   Massachusetts State, Health &
     Educational Facilities
     Authority, Falmouth Assisted
     Living Project, Ser A,
     RB (A) (B) (C)
        1.350%, 11/01/26              1,800            1,800
   Massachusetts State, Health &
     Educational Facilities
     Authority, Harvard
     University, Ser BB, RB (A) (B)
        1.250%, 02/01/34              2,500            2,500
   Massachusetts State, Health &
     Educational Facilities
     Authority, Massachusetts
     Institute of Technology
     Project, Ser J-2, RB (A) (B)
        1.250%, 07/01/31              2,500            2,500
   Massachusetts State, Health &
     Educational Facilities
     Authority, Partners
     Healthcare Systems Project,
     Ser P-1, RB, FSA (A) (B)
        1.300%, 07/01/27              2,090            2,090
   Massachusetts State, Health &
     Educational Facilities
     Authority, St. Ann's
     Home Project, Ser A,
     RB (A) (B) (C)
        1.550%, 03/01/22              1,530            1,530

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        37

STATEMENT OF NET ASSETS


Massachusetts Tax Free Fund (Concluded)
August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities
     Authority, University of
     Massachusetts, Ser A,
     RB (A) (B) (C)
        1.250%, 11/01/30             $2,900         $  2,900
   Massachusetts State, Health &
     Educational Facilities
     Authority, Wellesley College
     Issue, Ser E, RB (A) (B)
        1.300%, 07/01/22              2,400            2,400
   Massachusetts State, Housing
     Finance Authority,
     Multi-Family Housing Project,
     Ser A, RB (A) (B) (D)
        1.250%, 01/15/10              1,700            1,700
   Massachusetts State, Housing
     Finance Authority,
     Multi-Family Housing Project,
     Ser A, RB (A) (B) (D)
        1.250%, 12/01/25              1,055            1,055
   Massachusetts State, Industrial
     Finance Agency, Milton
     Academy Issue, RB,
     MBIA (A) (B)
        1.350%, 03/01/27                100              100
   Massachusetts State, Industrial
     Finance Agency, Showa Womens
     Institute Project,
     RB (A) (B) (C)
        1.900%, 03/15/04              2,600            2,600
   Massachusetts State, Route 3
     North Transportation
     Improvements Association, Ser
     B, RB, AMBAC (A) (B)
        1.300%, 06/15/33              2,500            2,500
   Massachusetts State, Ser B,
     GO (A) (B)
        1.300%, 09/01/16              1,500            1,500
   Massachusetts State, Water
     Resources Authority, Ser A,
     RB, AMBAC (A) (B)
        1.150%, 04/01/28              2,100            2,100
   Massachusetts State, Water
     Resources Authority, Ser D,
     RB, FGIC (A) (B)
        1.350%, 11/01/26                700              700
   Walpole, BAN
        2.250%, 11/07/02                700              701
   Worchester, BAN
        1.800%, 08/29/03              2,500            2,509
   Worchester, Regional
     Transportation Authority, RAN
        2.250%, 06/30/03              1,600            1,608
                                                   ----------
                                                      77,612
                                                   ----------


--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
PUERTO RICO -- 3.7%
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, RB, MBIA (A) (B)
        1.270%, 01/01/08             $3,000        $   3,000
                                                   ----------

Total Municipal Bonds
   (Cost $80,612)                                     80,612
                                                   ----------
Total Investments -- 101.2%
   (Cost $80,612)                                     80,612
                                                   ----------


OTHER ASSETS AND LIABILITIES -- (1.2)%
   Investment Advisory Fees Payable                       (2)
   Management Fees Payable                               (12)
   Distribution Fees Payable                             (20)
   Other Assets and Liabilities                         (960)
                                                   ----------
Other Assets & Liabilities, Net                         (994)
                                                   ----------

NET ASSETS:
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 79,618,724 outstanding shares
   of beneficial interest                             79,619
Undistributed net investment income                        2
Accumulated net realized loss on investments              (3)
                                                   ----------
Total Net Assets -- 100.0%                           $79,618
                                                   ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                          $1.00
                                                   ==========
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2002.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Securities are collateralized under an agreement from FNMA/GNMA
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
FGIC -- Financial Guaranty Insurance Company
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser -- Series

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
38                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

Pennsylvania Tax Free Fund

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Municipal Bonds -- 100.0%
PENNSYLVANIA -- 100.0%
   Allegheny County, Higher
     Education Authority, Thiel
     College Project,
     Ser B, RB (A) (B) (C)
        2.250%, 11/15/29             $  600         $    600
   Allegheny County, Hospital
     Development Authority,
     Presbyterian University
     Hospital Project,
     Ser B-2, RB (A) (B) (C)
        1.450%, 03/01/18                570              570
   Allegheny County, Industrial
     Development Authority, Eye &
     Ear Properties Project, RB
     (A) (B) (C)
        1.450%, 02/01/15              1,350            1,350
   Allegheny County, Industrial
     Development Authority,
     Pittsburgh Theological
     Project, RB (A) (B) (C)
        1.650%, 08/01/31              2,000            2,000
   Allegheny County, Ser B, TRAN
        3.250%, 12/20/02              1,500            1,505
   Allegheny County, Ser C-50,
     GO (A) (B)
        2.050%, 05/01/27              1,500            1,500
   Berks County, Industrial
     Development Authority,
     Kutztown University
     Foundation Project,
     RB (A) (B) (C)
        1.350%, 01/01/27              1,000            1,000
   Berks County, Industrial
     Development Authority, Rilsan
     Industrial Project,
     RB (A) (B) (C)
        1.400%, 12/01/04              1,600            1,600
   Bucks County, Industrial
     Development Authority,
     Edgcomb Metals Project,
     RB (A) (B) (C)
        1.450%, 10/01/09              1,400            1,400
   Bucks County, Industrial
     Development Authority,
     Pennswood Village Project,
     Ser B, RB (A) (B) (C)
        1.450%, 10/01/34              2,000            2,000
   Butler County, Industrial
     Development Authority,
     Pennzoil Project,
     RB (A) (B) (C)
        2.000%, 12/01/12                600              600
   Chartiers Valley, Industrial &
     Commercial Development
     Authority, Asbury Place
     Project, Ser A,
     RB (A) (B) (C)
        1.450%, 12/01/26              2,570            2,570
   Chester County, Health &
     Education Facilities
     Authority, Barclay Friends
     Project, Ser A, RB (A) (B) (C)
        1.350%, 08/01/25              1,485            1,485
   Dallastown, Area School
     District, GO, FGIC (A) (B)
        1.420%, 05/01/20              1,390            1,390
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Dauphin County, General
     Authority, Allhealth Pooled
     Finance Program, Ser B, RB,
     FSA (A) (B)
        1.500%, 10/01/27             $1,700         $  1,700
   Delaware County, Hospital
     Authority, Crozer Medical
     Center Project,
     RB (A) (B) (C)
        1.350%, 12/15/31              1,500            1,500
   Delaware County, Industrial
     Development Authority, BP Oil
     Project, RB (A) (B)
        1.800%, 12/01/09              1,000            1,000
        1.800%, 10/01/19              1,200            1,200
   Delaware River, Joint Toll
     Bridge Commision, BAN
        2.250%, 11/01/02              1,000            1,000
   East Hempfield Township,
     Industrial Development
     Authority, Menomite Home
     Project, RB (A) (B) (C)
        1.420%, 06/01/25              1,500            1,500
   Emmaus, General Authority,
     RB, FSA (A) (B)
        1.350%, 12/01/28              2,000            2,000
   Hazleton, Area School District,
     GO, FSA
        6.200%, 03/01/03                715              731
   Lancaster County, Higher
     Education Authority, Franklin
     & Marshall College Project,
     RB (A) (B)
        1.460%, 04/15/27              1,395            1,395
   Lancaster, Industrial
     Development Authority, Garden
     Spot Village Project, Ser B,
     RB (A) (B) (C)
        1.300%, 05/01/31              1,300            1,300
   Lebanon County, Industrial
     Development Authority,
     Aluminum Company of America
     Project, RB (A) (B)
        2.040%, 09/01/11              2,020            2,020
   Lehigh County, Industrial
     Development Authority,
     Allegheny Electric Project,
     RB (A) (B) (C)
        1.400%, 06/01/14                100              100
   Montgomery County,
     Redevelopment Authority,
     Brookside Manor Apartments
     Project, Ser A, RB (A) (B)
        1.300%, 08/15/31              2,500            2,500
   Montgomery County,
     Redevelopment Authority,
     Kingswood Apartments Project,
     Ser A, RB (A) (B)
        1.300%, 08/15/31                800              800
   Moon Township, Industrial
     Development Authority,
     Executive Office Association
     Project, RB (A) (B) (C)
        1.400%, 11/01/10                850              850



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        39

STATEMENT OF NET ASSETS


Pennsylvania Tax Free Fund (Concluded)
August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Northampton County, Industrial
     Development Authority,
     Kirkland Village Project, RB
     (A) (B) (C)
        1.320%, 11/01/30             $1,000         $  1,000
   Northampton County, Industrial
     Development Authority,
     Moravian Academy Project, RB
     (A) (B) (C)
        1.400%, 02/01/18              1,000            1,000
   Palisades, School District,
     GO, FGIC
        3.000%, 09/01/02                330              330
   Pennsylvania State University,
     Ser A, RB (A) (B)
        1.320%, 03/01/32              1,000            1,000
   Pennsylvania State, North Wales
     Water Authority Rural Water
     Projects, RB
        4.000%, 12/15/02              1,500            1,509
   Philadelphia, Hospital & Higher
     Education Facility Authority,
     Philadelphia School Project,
     Ser A-3, RB (A) (B) (C)
        1.400%, 03/01/19              1,400            1,400
   Philadelphia, Hospital & Higher
     Education Facility Authority,
     Temple East Project, Ser B,
     RB (A) (B) (C)
        1.400%, 06/01/14              1,350            1,350
   Philadelphia, Industrial
     Development Authority, City
     Line Holiday Inn Project, Ser
     96, RB (A) (B) (C)
        1.350%, 12/01/08              1,500            1,500
   Philadelphia, Redevelopment
     Authority, Ingles House
     Project, RB (A) (B)
        2.150%, 05/01/17              1,500            1,500
   Philadelphia, Redevelopment
     Authority, Rivers Edge
     Project, RB (A) (B) (C)
        1.350%, 12/01/09              1,400            1,400
   Philadelphia, Ser A, TRAN
        3.000%, 06/30/03              2,000            2,024
   Philadelphia, Water & Sewer
     Authority, Ser B, RB,
     AMBAC (A) (B)
        1.350%, 08/01/27              1,500            1,500
   Sayre, Healthcare Facilities
     Authority, Capital Financing
     Project, Ser F, RB,
     AMBAC (A) (B)
        1.350%, 12/01/20                945              945
   Schuylkill County, Industrial
     Development Authority,
     Gilberton Power Project,
     RB (A) (B) (C)
        1.350%, 12/01/02                400              400
   Tyrone, Area School
     District, TRAN
        2.125%, 06/30/03              1,061            1,064
   University of Pittsburgh,
     Higher Education Authority,
     University Capital Project,
     Ser A, RB (A) (B)
        1.400%, 09/15/21              1,500            1,500


--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   University of Pittsburgh,
     Higher Education Authority,
     University Capital Project,
     Ser B, GO (A) (B)
        1.400%, 09/15/24             $1,000        $   1,000
   York, General Pooled Finance
     Authority, Sub-Ser A, RB,
     AMBAC (A) (B)
        1.350%, 09/01/26              1,000            1,000
                                                   ----------
Total Municipal Bonds
   (Cost $60,588)                                     60,588
                                                   ----------
Total Investments -- 100.0%
   (Cost $60,588)                                     60,588
                                                   ----------

OTHER ASSETS AND LIABILITIES -- 0.0%
   Investment Advisory Fees Payable                       (2)
   Management Fees Payable                               (14)
   Distribution Fees Payable                              (7)
   Other Assets and Liabilities                           32
                                                   ----------
Other Assets & Liabilities, Net                            9
                                                   ----------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 34,409,345 outstanding shares
   of beneficial interest                             34,409
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 26,209,632 outstanding shares
   of beneficial interest                             26,210
Distributions in excess of net investment income          (3)
Accumulated net realized loss on investments             (19)
                                                   ----------
Total Net Assets -- 100.0%                            $60,597
                                                   ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                           $1.00
                                                   ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                           $1.00
                                                   ==========
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2002.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
RB -- Revenue Bond
Ser -- Series
TRAN -- Tax and Revenue Anticipation Note
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
40                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

Intermediate-Term Municipal Fund

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Municipal Bonds -- 98.6%
ALABAMA -- 0.8%
   Alabama State, Docks Facility
     Department, RB, MBIA
        6.000%, 10/01/08            $ 1,000        $   1,160
   Alabama State, Private Colleges
     & Universities, Tuskegee
     University Project, Ser A,
     RB, Radian Insured
     Callable 09/01/06 @ 102
        5.700%, 09/01/10                825              896
        5.700%, 09/01/11                870              944
   Alabama State, Special Care
     Facilities Financing
     Authority, Charity Obligation
     Group Project, Ser A, RB (E)
        5.000%, 11/01/06              2,700            2,977
   Columbia, Industrial
     Development Board, Alabama
     Power Project, Ser D, RB (A) (B)
        1.900%, 10/01/22              2,100            2,100
                                                   ----------
                                                       8,077
                                                   ----------
ALASKA -- 1.7%
   Alaska State, Energy Power
     Authority, Bradley Lake
     Project, Ser 3, RB, FSA
        6.000%, 07/01/12              3,980            4,701
   Alaska State, Energy Power
     Authority, Bradley Lake
     Project, Ser 4, RB, FSA
        6.000%, 07/01/14              2,920            3,464
   Alaska State, Housing Finance
     Authority, General Mortgage
     Project, Ser A, RB, MBIA
        5.100%, 12/01/06              1,805            1,916
   Alaska State, Housing Finance
     Authority, Ser A-1, RB
     Callable 06/01/09 @ 100
        6.000%, 06/01/15              2,000            2,132
   Anchorage, Electric Utility
     Authority, Senior
     Lien, RB, MBIA
        8.000%, 12/01/06              1,775            2,161
        8.000%, 12/01/07              1,310            1,631
                                                   ----------
                                                      16,005
                                                   ----------
ARIZONA -- 4.6%
   Apache County, Industrial
     Development Authority, Tucson
     Electric Power,
     Ser 83-A, RB (A) (B) (E)
        1.400%, 12/15/18                300              300

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Arizona State, Transportation
     Board, Sub-Ser A, RB
        6.000%, 07/01/08            $ 6,000        $   6,930
   Arizona State, Water
     Infrastructure, Finance
     Authority, Water Quality
     Project, Ser A, RB
        5.500%, 10/01/08              2,730            3,092
   Glendale, Water & Sewer
     Authority, RB, FGIC
        5.750%, 07/01/10              4,005            4,611
   Maricopa County, Community
     College District, GO
        5.000%, 07/01/07              5,500            6,064
   Maricopa County, Unified School
     District, GO
        7.400%, 07/01/10              5,750            7,252
   Mesa, Utility Systems
     Authority, RB, FGIC
        7.125%, 07/01/11              7,000            8,820
   Phoenix, Civic Plaza Building
     Authority, Senior Lien, RB
     Callable 07/01/05 @ 101
        5.900%, 07/01/10              3,215            3,528
   Salt River, Agriculture
     Improvement Authority, Salt
     River Project Ser A, RB
        5.000%, 01/01/11              2,450            2,692
                                                   ----------
                                                      43,289
                                                   ----------
ARKANSAS -- 0.6%
   Arkansas State, Development
     Finance Authority, Mortgage
     Backed Securities Program,
     Ser A, RB Callable
     01/01/11 @ 100
        4.700%, 07/01/16              3,150            3,244
   Arkansas State, Federal
     Highway Grant, GO
        5.500%, 08/01/08              2,800            3,164
                                                   ----------
                                                       6,408
                                                   ----------
CALIFORNIA -- 6.5%
   Anaheim, Public Lease Financing
     Authority, Public
     Improvements Project,
     Ser C, RB, FSA
        6.000%, 09/01/13              2,325            2,802
   California State, Community
     Development Authority, Citrus
     Valley Health Partners
     Project, COP (A)(B)
        1.750%, 04/01/28                150              150


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        41

STATEMENT OF NET ASSETS

August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, GO
        6.600%, 02/01/09            $ 1,000        $   1,181
   California State, GO
     Callable 04/01/03 @ 102
        6.250%, 10/01/19              9,000            9,213
   California State, GO Partially
     Pre-Refunded @ 101 (D)
        5.250%, 06/01/06                840              904
   California State, GO
     Pre-Refunded @ 101 (D)
        5.250%, 06/01/06              1,805            2,028
   California State, GO, AMBAC
        6.300%, 09/01/10              2,000            2,400
   California State, GO, FGIC
        7.000%, 08/01/06              1,525            1,794
        7.000%, 10/01/10              3,500            4,349
   California State, GO, MBIA
        5.750%, 10/01/10              3,000            3,502
   California State, Health
     Facilities Finance Authority,
     Sisters of Providence
     Project, RB
        5.500%, 10/01/05              1,100            1,199
   California State, Housing
     Finance Agency, Home Mortgage
     Project, Ser A, RB, MBIA
     Callable 08/01/06 @ 102
        5.300%, 08/01/14                 15               15
   California State, Housing
     Finance Agency, Single-Family
     Mortgage Project,
     Ser C-4-Cl I, RB (F)
     Callable 08/01/07 @ 101.5
        5.050%, 02/01/17              1,405            1,423
   California State, Water
     Department Authority, Central
     Valley Project, Ser Q, RB (E)
        6.000%, 12/01/10              5,150            6,153
   California Statewide,
     Communities Development
     Authority, Health Facilities,
     San Gabriel Valley,
     Ser A, COP (E)
        6.000%, 09/01/06              1,000            1,149
   California Statewide,
     Communities Development
     Authority, Housing Authority,
     Equity Residential Project,
     Ser C, RB
        5.200%, 12/01/29              2,750            2,891
   California Statewide,
     Communities Development
     Authority, Kaiser Permanente
     Project, Ser D, RB
        4.350%, 11/01/36              2,450            2,520

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California Statewide,
     Communities Development
     Authority, St. Joseph's
     Health System Obligation
     Group, COP Callable
     07/01/08 @ 101
        5.250%, 07/01/09            $ 5,170        $   5,629
   Intercommunity Hospital
     Financing Authority,
     COP, ACA Insured
        5.000%, 11/01/04              2,000            2,128
   Los Angeles County, Capital
     Asset Leasing, RB, AMBAC
        6.000%, 12/01/06              1,000            1,156
   Los Angeles, Department of
     Water & Power, Electric
     Plant Project, Second
     Issue, RB (E)
        9.000%, 10/15/02                160              161
   Los Angeles, Unified School
     District, Ser A, GO, FGIC
        6.000%, 07/01/12              1,880            2,249
   Mojave, Water Agency,
     Improvement District, Morongo
     Basin Project, GO, FGIC
     Callable 09/01/06 @ 102
        5.600%, 09/01/12              1,000            1,106
   Orange County, Ser A, COP, MBIA
     Callable 07/01/06 @ 102
        5.800%, 07/01/16              1,000            1,110
   Oroville, Hospital Project, Ser
     A, RB Callable 12/01/05 @ 102
        5.500%, 12/01/06              1,000            1,114
   Torrance, Redevelopment Agency,
     Senior Lien, Ser C, TA, MBIA
        5.000%, 09/01/08              2,590            2,914
                                                   ----------
                                                      61,240
                                                   ----------
COLORADO -- 2.9%
   Colorado State, Department of
     Transportation, TRAN, AMBAC
        6.000%, 06/15/08              4,200            4,830
   Colorado State, Health
     Facilities Authority,
     Catholic Health Initiatives
     Project, Ser A, RB
        5.500%, 12/01/06              1,000            1,095
        5.500%, 12/01/07              1,000            1,099
   Colorado State, Housing Finance
     Authority, Single-Family
     Housing Project,
     Sub-Ser C, RB
     Callable 08/01/11 @ 102
        4.875%, 08/01/13              1,135            1,175
   Colorado State, Housing Finance
     Authority, Single-Family
     Housing Project, Ser A-3, RB
     Callable 05/01/08 @ 105
        6.500%, 11/01/29                755              829

--------------------------------------------------------------------------------
42                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Colorado State, Housing Finance
     Authority, Single-Family
     Housing Project, Ser C-3, RB
     Callable 11/01/07 @ 105
        6.750%, 05/01/17            $   545        $     588
   Colorado State, Housing Finance
     Authority, Single-Family
     Housing Project,
     Ser C-3, RB (F)
     Callable 10/01/09 @ 102
        6.750%, 10/01/21              2,115            2,390
   Colorado, Health Facilities
     Authority, RB
        6.250%, 02/01/04                600              629
   Douglas County, School District
     Authority, GO, MBIA
        7.000%, 12/15/12              4,100            5,233
   Highlands Ranch, Metropolitan
     District 3, Ser A,
     GO, ACA Insured
        5.000%, 12/01/06                630              678
   Highlands Ranch, Metropolitan
     District 3, Ser B,
     GO, ACA Insured
        5.000%, 12/01/06              1,345            1,447
   Jefferson County, School
     District R-001, GO, MBIA
        6.500%, 12/15/11              3,000            3,694
   Metropolitan, Wastewater
     Reclamations District,
     Ser A, RB
        5.500%, 04/01/12              3,410            3,892
                                                   ----------
                                                      27,579
                                                   ----------
CONNECTICUT -- 0.7%
   Connecticut State, Housing
     Finance Authority, Housing
     Mortgage
     Finance Program, Ser B, RB
     Callable 11/15/02 @ 102
        6.150%, 11/15/04              3,500            3,598
   Connecticut State, Housing
     Finance Authority, Housing
     Mortgage Finance Program,
     Sub-Ser B-1, RB
     Callable 05/15/05 @ 102
        6.000%, 05/15/11              2,045            2,181
   Mashantucket, Western Pequot
     Tribe Project, Ser A, RB (E)
        6.250%, 09/01/03                490              514
                                                   ----------
                                                       6,293
                                                   ----------
DISTRICT OF COLUMBIA -- 1.1%
   District of Columbia,
     Convention Center Project,
     Senior Lien, RB, AMBAC
        5.250%, 10/01/12              3,000            3,244
   District of Columbia, GO, MBIA
        6.500%, 06/01/09                915            1,096

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   District of Columbia,
     Ser A-1, GO, MBIA
        6.500%, 06/01/09            $ 1,085        $   1,280
   District of Columbia, Ser B, GO
        6.000%, 06/01/11              4,420            5,144
                                                   ----------
                                                      10,764
                                                   ----------
FLORIDA -- 5.4%
   Broward County, Resource
     Recovery Authority, Ser B, RB
        5.000%, 12/01/07              3,000            3,184
   Dade County, Ser CC, GO, AMBAC
        7.125%, 10/01/08              1,470            1,810
   Dade County, Ser DD, GO, AMBAC
        7.600%, 10/01/05              1,070            1,241
   Florida State, Board of
     Education, Lottery,
     Ser B, RB, FGIC
        5.750%, 07/01/09              4,000            4,585
   Florida State, General Bond
     Division Finance Authority,
     Department of Environmental
     Protection, Ser B, RB, AMBAC
        6.000%, 07/01/08              5,500            6,325
   Florida State, General Bond
     Division Finance Authority,
     Environmental Preservation
     Project, Ser 2000-A, RB, FSA
        6.000%, 07/01/11              2,935            3,445
   Florida State, Housing Finance
     Authority, Homeowner Mortgage
     Project, Ser 1, RB, FSA
     Callable 07/01/10 @ 100
        5.750%, 01/01/17              1,170            1,204
   Hillsborough County, Aviation
     Authority, Tampa
     International Airport
     Project, Ser A, RB, FSA
        5.500%, 10/01/09              4,820            5,465
   Hillsborough County,
     Educational Facilities
     Authority, University
     of Tampa Project, RB
     Callable 04/01/08 @ 102 (E)
        5.750%, 04/01/18              2,350            2,553
   Hillsborough County, Utility
     Authority, RB, MBIA
     Callable 10/07/02 @ 100 (E)
        9.750%, 12/01/03                785              829
   Key West, Electric Utility
     Board Authority, RB, AMBAC
        6.000%, 10/01/11              5,990            7,053
   Palm Beach County, Health
     Facilities Authority, Good
     Samaritan Health Systems
     Project, RB, MBIA
     Pre-Refunded @ 102 (D)
        6.300%, 10/01/05              4,000            4,278



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        43

STATEMENT OF NET ASSETS

August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Palm Beach County, Health
     Facilities Authority, Good
     Samaritan Health Systems
     Project, RB
     Pre-Refunded @ 102 (D)
        6.300%, 10/01/05            $ 3,750        $   4,010
   Palm Beach County, Solid Waste
     Authority, Ser A, RB, AMBAC
        6.000%, 10/01/08              3,300            3,782
   Sunrise, Utility System
     Authority, RB, AMBAC
     Pre-Refunded @ 101 (D)
        5.750%, 10/01/06              1,165            1,329
                                                   ----------
                                                      51,093
                                                   ----------
GEORGIA -- 3.7%
   College Park, Business &
     Industrial Development
     Authority, Civic Center
     Project, Ser A, RB, FSA (E)
        5.800%, 09/01/05              1,165            1,293
   Georgia State, Electric Power
     Municipal Authority, Ser DD,
     RB, AMBAC
        7.000%, 01/01/08              4,500            5,366
   Georgia State, Ser C, GO
        6.500%, 04/01/09              3,300            3,931
        6.250%, 08/01/13              4,000            4,869
   Georgia State, Ser D, GO
        6.700%, 08/01/10              3,600            4,390
        6.300%, 11/01/09              4,100            4,895
        6.000%, 10/01/10              2,000            2,355
   Metropolitan Atlanta, Rapid
     Transit Authority, Ser E, RB
     Callable 10/07/02 @ 100 (E)
        7.000%, 07/01/11              4,000            4,915
   Savannah, Hospital Authority,
     St. Joseph's/Candler Health
     Systems Project, Ser B, RB,
     FSA
     Callable 01/01/09 @ 101
        5.250%, 07/01/09              2,625            2,897
                                                   ----------
                                                      34,911
                                                   ----------
HAWAII -- 0.8%
   Hawaii State, Ser CH, GO, FSA
        6.000%, 11/01/08              5,000            5,794
   Hawaii State, Ser CV, GO, FGIC
        5.500%, 08/01/10              2,000            2,265
                                                   ----------
                                                       8,059
                                                   ----------
IDAHO -- 0.0%
   Idaho, Health Facilities
     Authority,
     St. Lukes Medical Center, RB,
     FSA (A)(B)
        1.880%, 07/01/30                150              150
                                                   ----------

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
ILLINOIS-- 6.2%
   Chicago, Board of Education,
     School Reform Project, GO,
     MBIA Pre-Refunded @ 102 (D)
        6.000%, 12/01/06            $ 1,550        $   1,802
   Chicago, Metropolitan Water
     Reclamation District, Greater
     Chicago Capital Improvements
     Project, GO (E)
        7.000%, 12/01/07              3,150            3,807
        6.900%, 01/01/07              3,500            4,029
   Chicago, Tax Increment
     Allocation,
     Ser A, Zero Coupon, TA, AMBAC
        0.000%, 12/01/07              6,970            5,898
   Cook County, Community College
     District, Ser C, RB, MBIA
        7.700%, 12/01/05              3,970            4,640
   Cook County, GO, MBIA
        7.250%, 11/01/07              2,000            2,357
   Illinois State, Development
     Finance Authority, Community
     Rehabilitation Providers
     Project, Ser A, RB
        5.700%, 07/01/07              1,290            1,348
   Illinois State, Development
     Finance Authority, Community
     Rehabilitation Providers
     Project, Ser A, RB
        5.600%, 07/01/05              2,235            2,322
   Illinois State, First Ser, GO
        5.500%, 08/01/10              7,500            8,466
   Illinois State, First
     Ser, GO, MBIA
        5.500%, 08/01/13              5,225            5,950
   Illinois State, Health
     Facilities
     Authority, Centegra Health
     Systems Project, RB
        5.500%, 09/01/06              2,375            2,547
   Illinois State, Health
     Facilities Authority, Condell
     Medical Center Project, RB
        6.000%, 05/15/10              1,250            1,378
   Illinois State, Health
     Facilities Authority,
     Decatur Memorial
     Hospital Project, RB
        5.500%, 10/01/10              1,050            1,141
        5.500%, 10/01/11              1,150            1,239
   Illinois State, Health
     Facilities Authority,
     Elmhurst Memorial Health
     Project, Ser A, RB (A) (B)
        1.930%, 01/01/28              1,250            1,250
   Illinois State, Health
     Facilities Authority, RB,
     MBIA Callable 10/07/02 @ 100
        7.900%, 08/15/03                164              165
   Illinois State, Highway Toll
     Authority, Ser A, RB
        6.300%, 01/01/11              1,500            1,762


--------------------------------------------------------------------------------
44                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Kane & DeKalb Counties, Unified
     School District 301, GO, AMBAC
        6.300%, 12/01/04            $ 2,640        $   2,911
   University of Illinois,
     Auxiliary Facilities System,
     Ser A, RB, AMBAC
        5.500%, 04/01/14              2,000            2,270
   University of Illinois,
     Auxiliary Facilities System,
     Ser B, RB, FGIC
        5.500%, 04/01/15              1,635            1,856
        5.500%, 04/01/16              1,000            1,134
                                                   ----------
                                                      58,272
                                                   ----------
INDIANA -- 1.7%
   Hammond, Multi-School Building
     Authority, First Mortgage
     Project, RB, MBIA (E)
        6.000%, 01/15/06              3,285            3,527
   Indiana State, Housing Finance
     Authority, Ser A, RB (F)
     Callable 10/07/02 @ 102
        6.600%, 07/01/05              1,000            1,023
   Indiana State, Office Building
     Commission, State Office
     Building II Facilities
     Project, Ser D, RB
        6.900%, 07/01/11              5,650            6,830
   Indianapolis, Thermal Energy
     Systems Project, Ser A, RB,
     MBIA Callable 10/01/11 @ 101
        5.500%, 10/01/12              2,860            3,239
   Princeton, Pollution Control
     Authority, PSI Energy
     Project, RB (A) (B) (C)
        1.850%, 04/01/22              1,800            1,800
                                                   ----------
                                                      16,419
                                                   ----------
IOWA -- 0.3%
   Iowa State Vision, Special
     Fund, RB, MBIA
        5.500%, 02/15/10              2,400            2,712
                                                   ----------
KANSAS -- 1.0%
   Kansas State, Department of
     Transportation Highway
     Authority, RB
        7.250%, 03/01/06              4,000            4,630
   Kansas State, Department of
     Transportation Highway
     Authority, Ser A, RB
        7.250%, 09/01/08              2,410            2,946
   Kansas State, Department of
     Transportation Highway
     Authority, Ser B-2, RB (A) (B)
        1.880%, 09/01/20                800              800

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Kansas State, Development
     Finance Authority, Water
     Pollution Control Project, RB
        5.500%, 11/01/11            $ 1,000        $   1,144
                                                   ----------
                                                       9,520
                                                   ----------
KENTUCKY -- 1.1%
   Kentucky State, Property &
     Buildings Commission, Project
     55, RB, MBIA
        6.250%, 09/01/07              3,700            4,292
   Kentucky State, Property &
     Buildings Commission, Project
     65, RB, FSA Pre-Refunded @
     100 (D)
        6.000%, 02/01/10              5,030            5,860
                                                   ----------
                                                      10,152
                                                   ----------
LOUISIANA -- 1.2%
   East Baton Rouge Parish,
     Pollution Control Authority,
     Exxon Project,
     RB (A)(B)
        1.750%, 03/01/22              1,700            1,700
   Jefferson Parish, Hospital
     Service Authority, District
     2, RB, FGIC Callable 12/01/05
     @ 100
        5.250%, 12/01/15              5,450            5,926
   Louisiana State, Energy & Power
     Authority, RB, FSA
        5.500%, 01/01/10              1,000            1,124
   Louisiana State, Housing
     Finance Authority,
     Single-Family Mortgage
     Housing Project, Ser A-1, RB
     Callable 12/01/07 @ 104
        6.650%, 06/01/15              1,000            1,087
   Louisiana State, Office
     Facility Lease, Ser B, RB,
     MBIA
        5.000%, 03/01/10              1,330            1,455
                                                   ----------
                                                      11,292
                                                   ----------
MARYLAND -- 0.2%
   Maryland State, Health & Higher
     Education Facilities
     Authority, RB Pre-Refunded @
     100 (D)
        4.600%, 11/01/03              1,865            1,935
                                                   ----------
MASSACHUSETTS -- 3.6%
   Massachusetts Bay,
     Transportation Authority,
     General Transportation
     System, Ser A, RB
        7.000%, 03/01/07              3,000            3,536
        5.500%, 03/01/12              3,300            3,766
   Massachusetts State,
     Development Finance Agency,
     Biomedical Research Project,
     Ser C, RB Callable
     08/01/10 @ 101
        6.000%, 08/01/11              1,000            1,128



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        45

STATEMENT OF NET ASSETS

August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities
     Authority, Harvard University
     Project, Ser R, RB (A) (B)
        1.250%, 11/01/49            $   200        $     200
   Massachusetts State, Health &
     Educational Facilities
     Authority, Harvard University
     Project, Ser Z, RB (A) (B)
        5.750%, 01/15/12              4,775            5,569
   Massachusetts State, Health &
     Educational Facilities
     Authority, Lowell General
     Hospital Project,
     Ser B, RB, FSA
     Callable 06/01/07 @ 102
        5.250%, 06/01/11              1,585            1,714
   Massachusetts State, Housing
     Finance Agency, Single-Family
     Housing Project, Ser 44, RB
     Callable 06/01/05 @ 102
        5.900%, 12/01/13                690              712
   Massachusetts State, Municipal
     Wholesale Electric Project
     No. 4, RB, MBIA
        5.500%, 07/01/09              4,000            4,490
   Massachusetts State, Ser A, GO
     Callable 02/01/03 @ 102
        5.250%, 02/01/08              3,000            3,108
   Massachusetts State, Ser A,
     GO, MBIA
        5.500%, 02/01/07              6,500            7,166
   Massachusetts State, Water
     Resources Authority, Ser A,
     RB, FGIC
        6.125%, 08/01/11              1,500            1,781
   Massachusetts State, Water
     Resources Authority, Ser B,
     RB Callable 03/01/03 @ 102
        5.250%, 03/01/13              1,000            1,035
                                                   ----------
                                                      34,205
                                                   ----------
MICHIGAN -- 4.4%
   Battle Creek, Downtown
     Development Authority, TA
     Pre-Refunded @ 102 (D)
        7.300%, 05/01/04              1,195            1,328
   Greater Detroit, Resource
     Recovery Authority,
     Ser A, RB, AMBAC
        6.250%, 12/13/08              3,255            3,821
   Greater Detroit, Resource
     Recovery Authority, Ser B,
     RB, AMBAC
        6.250%, 12/13/07              2,000            2,322
   Kent, Hospital Finance
     Authority, Spectrum Health
     Project, Ser A, RB
        5.250%, 01/15/07              1,975            2,121
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Michigan State, Building
     Authority, Facilities Program
     Project,
     Ser I, RB, AMBAC
        6.500%, 10/01/07            $ 1,000        $   1,170
        6.000%, 10/01/04              2,745            2,985
   Michigan State, Environmental
     Protection Program, GO
        6.250%, 11/01/12              3,000            3,547
   Michigan State, GO
        5.500%, 12/01/06              3,500            3,929
   Michigan State, Hospital
     Finance Authority, Ascension
     Health Credit, Ser B, RB
        5.200%, 11/15/33              7,500            8,053
   Michigan State, Hospital
     Finance Authority, Hospital
     Charity Obligation Project,
     Ser D, RB
     Pre-Refunded @ 100 (D)
        4.800%, 11/01/04              3,660            3,857
   Michigan State, Hospital
     Finance Authority, RB
        5.050%, 11/15/33              1,500            1,582
   Michigan State, Housing
     Development Authority, RB,
     AMBAC
        5.000%, 04/01/04              1,000            1,029
   Michigan State, Underground
     Storage Project, Ser I, RB,
     AMBAC
     Callable 05/01/06 @ 101
        6.000%, 05/01/07              3,600            4,041
   Rochester, Community School
     District Authority, GO, FGIC
        5.625%, 05/01/10              1,885            2,149
                                                   ----------
                                                      41,934
                                                   ----------
MISSISSIPPI -- 0.4%
   Mississippi State, Capital
     Improvements Project,
     Ser I, GO
        6.000%, 11/01/08              1,500            1,744
   Mississippi State, Hospital
     Equipment & Facilities
     Authority, Rush Medical
     Foundation Project,
     Ser A, RB (E)
        5.400%, 01/01/07                995            1,068
   Mississippi State,
     Single-Family Housing
     Authority, Ser D, RB Callable
     07/01/07 @ 105 (F)
        6.650%, 07/01/12                900              980
                                                   ----------
                                                       3,792
                                                   ----------
MISSOURI -- 0.2%
   Missouri State, Environmental
     Improvement & Energy
     Authority, Ser B, RB
        5.500%, 07/01/13              1,555            1,786
                                                   ----------
--------------------------------------------------------------------------------
46                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
NEVADA -- 0.5%
   Clark County, Improvement
     District,
     Ser A, SPA (A)(B)
        1.880%, 02/01/21            $ 1,300        $   1,300
   Truckee Meadows, Water
     Authority,
     Ser A, RB, FSA
        5.500%, 07/01/09              3,000            3,390
                                                   ----------
                                                       4,690
                                                   ----------
NEW HAMPSHIRE -- 0.7%
   New Hampshire State, Higher
     Educational & Health
     Facilities Authority, 1st
     Mortgage River Woods Exeter
     Project, RB
     Pre-Refunded @ 103 (D)
        9.000%, 03/01/03              6,000            6,401
                                                   ----------
NEW JERSEY -- 3.0%
   Camden County, Municipal
     Utilities Authority, RB, FGIC
     Callable 07/15/06 @ 102
        6.000%, 07/15/07              2,500            2,841
   Gloucester County, Solid Waste
     Improvement Authority, Waste
     Management Project, Ser A, RB
        6.850%, 12/01/29              2,000            2,220
   New Jersey State, Educational
     Facilities Authority, Higher
     Education Capital
     Improvements Project, Ser B, RB
        5.750%, 09/01/10              4,220            4,863
   New Jersey State, Housing &
     Mortgage Finance Authority,
     Section 8, Ser One, RB
        6.000%, 11/01/02                415              417
   New Jersey State,
     Transportation Trust Funding
     Authority, Federal
     Transportation Administration
     Grants, Ser B, COP, AMBAC
        5.500%, 09/15/12              4,000            4,555
   New Jersey State,
     Transportation Trust Funding
     Authority, Transportaion
     Systems Project, Ser A, RB
        5.750%, 06/15/16              4,000            4,667
        5.500%, 06/15/08              3,000            3,371
   New Jersey State,
     Transportation Trust Funding
     Authority, Transportation
     Systems Project,
     Ser C, RB, FSA
        5.750%, 12/15/12              1,500            1,759
   New Jersey State, Turnpike
     Authority, Ser C, RB, AMBAC
        6.500%, 01/01/08              3,500            4,077
                                                   ----------
                                                      28,770
                                                   ----------

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
NEW MEXICO -- 0.7%
   New Mexico State, Highway
     Commission Tax,
     Senior Sub Lien, RB
        5.750%, 06/15/09            $ 5,000        $   5,731
   New Mexico State, Hospital
     Equipment Loan Council,
     Memorial Medical Center
     Project, RB
        4.850%, 06/01/08                760              742
                                                   ----------
                                                       6,473
                                                   ----------
NEW YORK -- 10.8%
   Jay Street, Development of New
     York, Ser A-2, RB (A) (B) (C)
        1.800%, 05/01/20              2,865            2,865
   Long Island, Power Authority,
     New York Electric Systems
     Project, Ser A, RB, AMBAC
        6.000%, 12/01/07              6,000            6,930
   Metropolitan Transportation
     Authority, Commuter
     Facilities Project,
     Ser A, RB (E)
        5.000%, 07/01/06              2,000            2,205
   Metropolitan Transportation
     Authority, Commuter
     Facilities Project,
     Ser O, RB (E)
        5.750%, 07/01/06              4,150            4,689
   Nassau County, Tobacco
     Authority Asset Backed
     Project, Ser A, RB Callable
     07/15/09 @ 101
        5.600%, 07/15/14              2,835            2,966
        5.500%, 07/15/13              2,535            2,636
   New York & New Jersey Port
     Authority, Seventy-Second
     Ser, RB Callable
     10/01/02 @ 101 (E)
        7.350%, 10/01/27              4,000            4,058
   New York City, GO (A)(B)
        1.800%, 08/15/20                600              600
   New York City, Municipal
     Assistance Authority,
     Ser I, RB Callable
     07/01/07 @ 102 (E)
        6.250%, 07/01/08              2,000            2,313
   New York City, Ser A, GO
        5.000%, 08/01/06              4,185            4,515
   New York City, Ser B, GO
        7.250%, 08/15/07              4,000            4,795
        5.500%, 08/01/12             10,000           11,100
        5.000%, 08/01/06              5,815            6,273
   New York City, Ser D, GO, MBIA
        5.500%, 08/01/09              5,000            5,631
   New York City, Ser G, GO
        5.500%, 08/01/09              5,000            5,544


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        47

STATEMENT OF NET ASSETS

August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Ser I, GO, AMBAC
     Callable 03/15/06 @ 101.5
        5.750%, 03/15/07            $ 1,000        $   1,112
   New York City, Ser I, GO, MBIA
        6.250%, 05/15/06              1,000            1,130
   New York City, Ser J, GO
        6.125%, 08/01/11              1,090            1,207
   New York City, Sub-Ser B3,
     GO, MBIA (A) (B)
        1.850%, 08/15/04              3,100            3,100
   New York City, Sub-Ser E-2, GO
     (A) (B) (C)
        1.800%, 08/01/20              1,300            1,300
   New York City, Transitional
     Finance Authority, Future Tax
     Project, Second Ser A, RB
        5.500%, 11/01/26              3,000            3,352
   New York City, Transitional
     Finance Authority, Secured
     Future Tax Project, Ser B, RB
        5.500%, 02/01/09              2,000            2,262
   New York State, Dormitory
     Authority, Mental Health
     Facilities Project,
     Ser E, RB, AMBAC
        6.000%, 08/15/05              2,000            2,220
   New York State, Dormitory
     Authority, Presbyterian
     Hospital Project, RB, AMBAC
     Callable 02/01/08 @ 101
        4.400%, 08/01/13                600              626
   New York State, Dormitory
     Authority, Sound Shore
     Project, RB, MBIA
        4.350%, 02/01/08              2,160            2,214
   New York State, Environmental
     Facilities Authority, State
     Water Project, RB (E)
        5.750%, 06/15/12              2,000            2,343
   New York State, Medical Care
     Facilities Finance Agency,
     Ser C, RB (F)
        5.200%, 08/15/05                 40               43
   New York State, Medical Care
     Facilities Finance Agency,
     St. Luke's Hospital Project,
     Ser A, RB (F)
     Callable 08/15/03 @ 102
        5.600%, 08/15/13              1,790            1,859
   New York State, Mortgage Agency
     Authority, Homeowner Mortgage
     Project, Ser 87, RB
     Callable 09/01/09 @ 100
        5.150%, 04/01/17              2,900            2,973
   New York State, Urban
     Development Authority,
     Capital Correctional
     Facilities, Ser A, RB
        6.500%, 01/01/10              4,135            4,915

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Urban
     Development Authority, Center
     for Individual Innovation
     Project, RB
        6.250%, 01/01/09            $ 1,325        $   1,534
   Tsasc, Inc., New York Tfabs,
     Ser 1, RB Callable
     07/15/09 @ 101
        5.750%, 07/15/15              2,520            2,665
                                                   ----------
                                                     101,975
                                                   ----------
NORTH CAROLINA -- 4.3%
   Charlotte, Water & Sewer
     Systems, Ser A, RB
        5.000%, 07/01/08              1,530            1,687
   Mecklenburg County, GO
        6.000%, 04/01/10              2,625            3,070
        6.000%, 04/01/11              5,000            5,912
   North Carolina State, Municipal
     Power Agency, Ser A, RB
        5.750%, 01/01/09              6,850            7,792
        5.750%, 01/01/10              4,950            5,655
   North Carolina State, Municipal
     Power Agency Authority,
     RB, MBIA
        7.250%, 01/01/07              2,000            2,353
   North Carolina State, Municipal
     Power Agency Authority, Ser
     A, RB, MBIA
        6.000%, 01/01/07              3,425            3,879
   North Carolina State, Public
     Improvements, Ser A, GO
        5.500%, 03/01/08              4,815            5,423
   Raleigh Durham, Airport
     Authority, Ser A, RB, FGIC
        5.500%, 11/01/06              2,000            2,245
        5.500%, 11/01/07              2,000            2,262
   University of North Carolina,
     Chapel Hill Hospital Project,
     Ser A, RB (A)(B)
        1.880%, 02/15/31                600              600
                                                   ----------
                                                      40,878
                                                   ----------
OHIO -- 3.2%
   Erie County, Hospital
     Facilities Authority,
     Firelands Regional Medical
     Center, Ser A, RB
        5.500%, 08/15/10              1,000            1,091
   Ohio State, Higher Education
     Authority, Capital Facilities
     Project, Ser B, RB
        5.500%, 05/01/10              7,730            8,764
   Ohio State, Building Authority,
     Adult Correctional Facilities
     Project, Ser A, RB, MBIA
     Pre-Refunded @ 101 (D)
        5.950%, 10/01/04              2,000            2,195


--------------------------------------------------------------------------------
48                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Ohio State, Common Schools,
     Capital Facilities Project,
     Ser B, GO
        5.500%, 09/15/13            $ 2,500        $   2,866
   Ohio State, GO
        6.100%, 08/01/12              2,000            2,395
   Ohio State, Turnpike Commission
     Authority, Ser A, RB, FGIC
        5.500%, 02/15/14              2,200            2,524
   Ohio State, University of
     Cincinnati, General Receipts,
     Ser A, RB, FGIC
        5.500%, 06/01/07              3,220            3,610
   Ohio State, Water Development
     Authority, Fresh Water
     Project, Ser B, RB, FSA
        5.500%, 06/01/12              1,000            1,148
   Trumbull County, Healthcare
     Facilities Authority,
     Shepherd Valley Project, RB,
     Radian Insured (A) (B)
        1.850%, 10/01/31              6,000            6,000
                                                   ----------
                                                      30,593
                                                   ----------
OKLAHOMA -- 0.8%
   Central Oklahoma,
     Transportation & Parking
     Authority, Ser 1973, RB
     Callable 10/07/02 @ 100 (E)
        6.000%, 07/01/03                 35               36
   McAlester, Public Works
     Authority, RB, FSA (E)
        8.100%, 12/01/08                875            1,123
   Oklahoma State, Industrial
     Development Authority,
     Integris Baptist Health
     Systems Project, RB, AMBAC
        5.250%, 08/15/06              1,255            1,379
   Oklahoma State, Transportation
     Authority, Second
     Ser A, RB, AMBAC
        5.250%, 01/01/07              4,885            5,386
                                                   ----------
                                                       7,924
                                                   ----------
OREGON -- 1.4%
   Cow Creek, Band Umpqua Tribe of
     Indians, Ser B, RB, AMBAC
     Callable 07/01/03 @ 103
        5.100%, 07/01/12              2,000            2,089
   Lincoln County, School
     District, GO, FGIC
        6.000%, 06/15/09              3,465            4,037
   Washington & Clackamas
     Counties, GO
        5.500%, 06/01/07              1,650            1,852


--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Washington County, United Sewer
     Systems Authority, Senior
     Lien, Ser A, RB, FGIC
        5.750%, 10/01/11            $ 4,735        $   5,528
                                                   ----------
                                                      13,506
                                                   ----------
PENNSYLVANIA -- 2.9%
   Delaware Valley, Regional
     Finance Authority, RB
        5.500%, 07/01/12              5,925            6,695
   Montgomery County, Higher
     Education & Health Authority,
     Abington Memorial Hospital
     Project, Ser A, RB, AMBAC
        5.000%, 06/01/08              1,000            1,094
   New Castle Area, Hospital
     Authority, Jameson Memorial
     Hospital, RB, MBIA
        5.500%, 07/01/08              1,605            1,800
   Pennsylvania State, Higher
     Educational Facilities
     Authority, Allegheny/Delaware
     Valley Obligation Project,
     Ser A, RB, MBIA
        5.500%, 11/15/08              1,000            1,116
   Pennsylvania State, Housing
     Finance Agency, Single-Family
     Mortgage Project, RB (F)
     Callable 10/01/06 @ 102
        5.300%, 10/01/07              1,000            1,080
   Pennsylvania State, Industrial
     Development Authority,
     RB, AMBAC
        7.000%, 07/01/07              1,000            1,185
   Philadelphia, School District,
     Ser B, GO, FGIC
        5.500%, 08/01/07              3,450            3,864
   Sayre, Healthcare Facilities,
     Guthrie Health Project,
     Ser A, RB
        6.000%, 12/01/11              3,420            3,805
   Scranton-Lackawanna, Health &
     Welfare Authority, Community
     Medical Center Project,
     RB, MBIA
        5.500%, 07/01/07              2,585            2,885
   Swarthmore Borough, College
     Revenue Authority, RB
        5.500%, 09/15/11              3,000            3,420
   Westmoreland County, Municipal
     Authority, Special
     Obligation, GO (E)
        9.125%, 07/01/10                180              214
                                                   ----------
                                                      27,158
                                                   ----------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        49

STATEMENT OF NET ASSETS

August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
RHODE ISLAND-- 0.7%
   Rhode Island State, Housing &
     Mortgage Finance Authority,
     Homeownership Opportunity
     Project, Ser 25A, RB
     Callable 10/01/07 @ 101.5
        4.950%, 10/01/16            $ 1,230        $   1,252
   Rhode Island State, Tobacco
     Settlement Financing, Ser A,
     RB Callable 06/01/12 @ 100
        6.000%, 06/01/23              5,000            4,975
                                                   ----------
                                                       6,227
                                                   ----------
SOUTH CAROLINA -- 1.5%
   Piedmont, Municipal Power
     Agency, Ser A, RB, FGIC
        6.500%, 01/01/16              1,820            2,262
   South Carolina State, Hospital
     Facilities Authority, Medical
     University Project, RB
     Pre-Refunded @ 101 (D)
        5.625%, 07/01/09              2,885            3,314
   South Carolina State, Housing
     Authority, Homeownership
     Mortgage Project, Ser A, RB
     Callable 07/01/04 @ 102
        6.375%, 07/01/16                720              754
   South Carolina State, Public
     Service Authority,
     Ser A, RB, FSA
        5.500%, 01/01/08              5,860            6,563
   Spartanburg County, School
     District No. 5, COP, MBIA
     Callable 07/01/05 @ 102
        5.400%, 07/01/08              1,000            1,084
                                                   ----------
                                                      13,977
                                                   ----------
SOUTH DAKOTA -- 0.4%
   South Dakota State, Health &
     Educational Facilities
     Authority, McKennan Hospital
     Project, RB, MBIA
        6.000%, 07/01/08              1,025            1,169
   South Dakota State, Health &
     Educational Facilities
     Authority, Prairie Healthcare
     Project, RB, ACA Insured
        5.200%, 04/01/08              1,070            1,142
   South Dakota State, Housing
     Development Authority,
     Homeownership Mortgage
     Project, Ser A, RB
        5.500%, 05/01/06              1,350            1,436


--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   South Dakota State, Housing
     Development Authority,
     Homeownership Mortgage
     Project, Ser A, RB Callable
     05/01/06 @ 102
        5.500%, 05/01/10            $   235        $     236
                                                   ----------
                                                       3,983
                                                   ----------
TENNESSEE -- 1.1%
   Hendersonville, Industrial
     Development Authority,
     Ashford 83 Association
     Project, RB Callable
     12/15/06 @ 102
        5.950%, 12/15/08              1,085            1,111
   Metropolitan Government
     Nashville & Davidson County,
     Health & Education Facilities
     Board, Vanderbilt University
     Project, Ser A, RB
        6.000%, 05/01/07              1,200            1,366
   Metropolitan Nashville, Airport
     Authority, American Airlines
     Project, Ser B, RB (A) (B) (C)
        1.900%, 10/01/12              2,500            2,500
   Metropolitan Nashville, Airport
     Authority, Improvements
     Project, Ser A, RB
        6.600%, 07/01/08              3,000            3,529
   Tennessee State, Housing
     Development Agency,
     Homeownership Program,
     Issue 3-B, Zero
     Coupon, RB Callable 01/01/08
     @ 63.129
        0.000%, 07/01/16              1,500              716
   Tennessee State, Housing
     Development Agency, Mortgage
     Finance, Ser A, RB Callable
     07/01/03 @ 102
        5.650%, 01/01/07              1,590            1,642
                                                   ----------
                                                      10,864
                                                   ----------
TEXAS -- 10.4%
   Austin, Utility Systems, Ser B,
     RB Callable 11/15/02 @ 100 (E)
        7.250%, 11/15/03                 80               86
   Austin, Utilty Systems,
     RB, AMBAC
        6.750%, 11/15/12             10,090           12,600
   Burleson, Independent School
     District, GO Pre-Refunded @
     100 (D)
        6.750%, 08/01/06              2,000            2,322
   Carrollton, Farmers Branch
     Independent School District,
     GO Callable 02/15/09 @ 100 (E)
        5.750%, 02/15/10              1,605            1,810


--------------------------------------------------------------------------------
50                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Carrollton, Independent School
     District, GO
        5.500%, 02/15/11            $ 3,905        $   4,413
   Cypress-Fairbanks, Independent
     School District, GO (E)
        6.750%, 02/15/08              1,000            1,179
   Deer Park, Independent School
     District, GO (E)
        6.000%, 02/15/06              1,500            1,671
        6.000%, 02/15/08              2,000            2,285
        5.875%, 02/15/08              1,500            1,704
   Donna, Independent School
     District, GO (E)
        5.500%, 02/15/06              1,180            1,295
   El Paso, GO, FSA
        5.500%, 08/15/08              2,200            2,480
   Fort Worth, Water & Sewer
     Authority, RB
        5.500%, 02/15/06              1,080            1,185
   Harris County, GO
        6.000%, 12/15/11              3,895            4,600
        5.500%, 08/15/11              3,130            3,545
   Harris County, Health
     Facilities Development
     Authority, Christus Health
     Project, Ser A, RB, MBIA
        5.375%, 07/01/08              3,845            4,196
   Harris County, Health
     Facilities Development
     Authority, Memorial Hospital
     Systems Project,
     Ser A, RB, MBIA
        6.000%, 06/01/09              1,825            2,099
   Harris County, Road Toll
     Authority, Sub Lien, RB, FGIC
        6.000%, 08/01/12              6,000            7,088
   Houston, Hotel Occupancy Tax &
     Special Revenue, Convention &
     Entertainment  Project,
     Ser B, RB, AMBAC
        5.500%, 09/01/09              2,500            2,825
   Houston, Hotel Occupancy Tax &
     Special Revenue, Convention &
     Entertainment Project,
     Ser B, Zero Coupon, RB, AMBAC
        0.000%, 09/01/15              5,500            3,018
   Houston, Ser C, GO
        7.000%, 03/01/08              4,000            4,650
   Lone Star, Airport Improvement
     Authority, Ser B-2,
     RB (A) (B) (C)
        1.930%, 12/01/14              1,000            1,000
   San Antonio, Electric & Gas
     Authority, RB
        5.000%, 02/01/12              3,500            3,824

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   San Antonio, Electric & Gas
     Authority, Ser 2000, RB (E)
        5.750%, 02/01/11            $ 1,540        $   1,784
   San Antonio, Independent School
     District, GO
        7.000%, 08/15/08              5,000            6,038
   San Antonio, Water Authority, RB
        6.250%, 05/15/08              1,000            1,156
   Southwest, Higher Education
     Authority, Southern Methodist
     University Project, RB, AMBAC
        5.250%, 10/01/10              2,350            2,620
   Texas State, Public Finance
     Authority, GO
        5.500%, 10/01/08              5,000            5,656
   Texas State, Public Finance
     Authority, Ser C, GO
        6.000%, 10/01/08              1,000            1,158
   Texas State, Turnpike
     Authority, Central Texas
     Turnpike Project, BAN
        5.000%, 06/01/08              7,750            8,467
   Williamson County, Ser B,
     GO, FSA
        5.000%, 02/15/09              1,825            1,998
                                                   ----------
                                                      98,752
                                                   ----------
UTAH -- 0.9%
   Salt Lake County, Hospital
     Authority, IHC Health
     Services Project, RB, AMBAC
        5.500%, 05/15/09              1,000            1,121
   Utah State, Housing Finance
     Authority, Single-Family
     Housing Mortgage Project,
     Ser B, RB (F)
     Callable 07/01/03 @ 102
        5.125%, 07/01/24                 95               98
   Utah State, Intermountain Power
     Agency Power Supply,
     Ser A, RB, MBIA
        6.000%, 07/01/08              6,000            6,877
                                                   ----------
                                                       8,096
                                                   ----------
VIRGINIA -- 1.5%
   Kanawha County, Industrial
     Development Authority,
     Topvalco/Kroger Project, RB
     Callable 11/01/03 @ 102
        7.125%, 11/01/12              1,160            1,216
   Loudoun County, Industrial
     Development Authority,
     Residential Care Facility,
     Falcons Landing Project,
     Ser A, RB
     Pre-Refunded @ 103 (D)
        8.750%, 11/01/04              6,000            7,035
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        51

STATEMENT OF NET ASSETS


Intermediate-Term Municipal Fund (Concluded)
August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Virginia State, Housing
     Development Authority,
     Multi-Family Housing Project,
     Zero Coupon, RB
     Callable 11/01/02 @ 24.097
        0.000%, 11/01/17            $   230        $      59
   Virginia State, Public Building
     Authority, Ser A, RB
        6.000%, 08/01/10              4,880            5,716
                                                   ----------
                                                      14,026
                                                   ----------
WASHINGTON -- 3.4%
   Clark County, Public Utility
     District Authority,
     RB, FGIC (E)
        6.000%, 01/01/07              5,000            5,669
   Clark County, Public Utility
     District Authority, RB, FSA
     Callable 01/01/10 @ 100
        5.625%, 01/01/11              1,500            1,708
   Grant County, Public Utility
     District Authority, RB (E)
        5.625%, 01/01/07              2,470            2,763
   King County, Sewer Authority,
     RB, FGIC
        5.500%, 01/01/10              3,530            3,967
   Washington State, Public Power
     Supply Systems Authority,
     Nuclear Project No. 1,
     Ser A, RB, MBIA
     Callable 07/01/03 @ 102
        5.700%, 07/01/17              1,000            1,044
   Washington State, Public Power
     Supply Systems Authority,
     Nuclear Project No. 2,
     Ser A, RB
        6.000%, 07/01/07              2,450            2,768
   Washington State, Public Power
     Supply Systems Authority,
     Ser B, RB (E)
        7.250%, 07/01/09              2,500            2,951
   Washington State, Ser B &
     Ser AT-7, GO
        6.250%, 06/01/10              4,550            5,369
   Washington State, Ser B, GO
     Callable 05/01/04 @ 100
        5.750%, 05/01/10              3,550            3,759
   Washington State, Ser B, GO
     Callable 01/01/09 @ 100
        5.000%, 01/01/12              2,170            2,311
   Washington State, Ser B, GO
     Pre-Refunded @ 100 (D)
        5.750%, 05/01/04                 60               64
                                                   ----------
                                                      32,373
                                                   ----------


--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
WISCONSIN -- 0.7%
   Badger, Asset Securitization, RB
        6.125%, 06/01/27            $ 3,200        $   3,148
   Wisconsin State, Center
     District Tax Authority,
     Junior Dedicated Project, Ser
     B, RB Pre-Refunded @ 101 (D)
        5.700%, 12/15/06              3,000            3,427
                                                   ----------
                                                       6,575
                                                   ----------
WYOMING -- 0.3%
   Lincoln County, Pollution
     Control Authority, Exxon
     Project, Ser C,
     RB (A)(B)
        1.720%, 11/01/14                700              700
   Teton County, Hospital
     Authority,
     RB, ACA Insured
     Callable 12/01/08 @ 101
        5.800%, 12/01/17              1,950            2,045
                                                   ----------
                                                       2,745
                                                   ----------
VIRGIN ISLANDS -- 0.3%
   Virgin Islands, Public Finance
     Authority, Senior Lien Fund
     Loan Project, RB, ACA Insured
        5.500%, 10/01/06              2,375            2,630
                                                   ----------
Total Municipal Bonds
   (Cost $882,145)                                   934,503
                                                   ----------
Total Investments -- 98.6%
   (Cost $882,145)                                   934,503
                                                   ----------


OTHER ASSETS AND LIABILITIES -- 1.4%
   Investment Advisory Fees Payable                     (264)
   Management Fees Payable                              (176)
   Other Assets and Liabilities                       13,432
                                                   ----------
Other Assets & Liabilities, Net                       12,992
                                                   ----------




--------------------------------------------------------------------------------
52                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

--------------------------------------------------------------------------------
                                                    Value
Description                                     ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 82,664,362 outstanding shares
   of beneficial interest                          $ 888,148
Undistributed net investment income                       19
Accumulated net realized gain on investments           6,970
Net unrealized appreciation on investments            52,358
                                                   ----------
Total Net Assets -- 100.0%                         $ 947,495
                                                   ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $11.46
                                                   ==========
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2002.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
(F) Securities are collateralized under an agreement from FHA/FNMA/GNMA
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Administration
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
Tfabs -- Tobacco Flexible Amortization Bonds
TRAN -- Tax and Revenue Anticipation Note
The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        53

STATEMENT OF NET ASSETS


Pennsylvania Municipal Bond Fund
August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Municipal Bonds -- 99.7%
PENNSYLVANIA -- 99.7%
   Allegheny County, GO (C)
        6.000%, 09/01/07              $  85        $      98
   Allegheny County, Higher
     Education Building Authority,
     Chatham College, Ser A, RB
        5.850%, 03/01/22                665              690
   Allegheny County, Higher
     Education Building Authority,
     Chatham College, Ser A, RB,
     Radian Insured
        5.125%, 09/01/13              2,160            2,287
   Allegheny County, Higher
     Education Building Authority,
     Thiel College Project, Ser A,
     RB, ACA Insured
        5.400%, 11/15/14                390              419
        5.350%, 11/15/13                370              401
        5.300%, 11/15/12                350              381
        5.200%, 11/15/11                335              364
        5.000%, 11/15/09                300              326
        4.850%, 11/15/07                225              244
        4.750%, 11/15/06                215              232
        4.650%, 11/15/05                125              133
        4.550%, 11/15/04                190              200
   Allegheny County, Hospital
     Development Authority,
     Harmarville Rehabilitation
     Center, RB (C)*
        6.000%, 10/01/08                420              453
   Allegheny County, Hospital
     Development Authority,
     Montefiore Hospital, RB (C)*
        6.875%, 07/01/09                620              707
   Allegheny County, Hospital
     Development Authority, North
     Hills Passavant, RB (C)
        6.750%, 07/01/05                110              119
   Allegheny County, Hospital
     Development Authority, Ohio
     Valley General, RB, MBIA
        5.875%, 04/01/11                355              363
   Allegheny County, Hospital
     Development Authority, RB (C)
        7.250%, 07/01/03                 30               31
   Allegheny County, Hospital
     Development Authority, St.
     Margaret Memorial, RB (C)*
        6.750%, 07/01/10              1,130            1,301
   Allegheny County, Housing
     Finance Agency, Single-Family
     Mortgage, Ser CC-1, RB (D)
        5.200%, 05/01/17              1,510            1,544
   Allegheny County, Industrial
     Development Authority,
     Duquesne Light Project,
     RB, AMBAC
        4.350%, 12/01/13              1,500            1,524
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Allentown, Area Hospital
     Authority, Sacred Heart
     Hospital Project,
     RB (C)
        8.000%, 03/01/09             $  260        $     306
   Altoona, Area School District
     Authority, Blair County,
     Ser 78, RB
     Pre-Refunded @ 100 (A)*
        6.500%, 01/01/08                750              863
   Armstrong, School District, GO,
     MBIA Pre-Refunded @ 100 (A)
        7.750%, 06/01/03                 35               37
   Baldwin, Whitehall School
     District, RB (C)
        6.625%, 11/15/02                  5                5
   Baldwin, Whitehall School
     District, RB Partially
     Pre-Refunded @ 100 (A)
        6.700%, 11/15/07                215              241
   Bensalem Township, Water &
     Sewer Authority, RB (C)
        6.750%, 12/01/14                245              279
   Berks County, Redevelopment
     Multi-Family Housing
     Authority, Woodgate
     Associates Project,
     Ser A, RB (D)
        4.700%, 01/01/09                180              188
   Blair County, Hospital
     Authority, RB (C)*
        6.900%, 07/01/08              1,490            1,686
   Blairsville-Saltsburg, School
     District, GO, AMBAC (C)
        9.000%, 05/15/03                 30               32
   Borough of Tarentum, Electric
     Authority, Ser A, RB, Asset
     Guaranty Pre-Refunded
     @ 100 (A)
        5.500%, 09/01/03                 80               83
   Bucks County, Industrial
     Development Authority, RB (C)
        8.750%, 09/01/04                180              187
   Bucks County, Industrial
     Development Authority,
     RB, AMBAC
        5.500%, 09/15/17                690              755
   Bucks County, Water & Sewer
     Authority, RB (C)
        6.375%, 12/01/08                135              150
   Cambria County, Hospital
     Authority, Conemaugh Valley
     Memorial Hospital, RB (C)
        7.625%, 09/01/11                279              335
   Chartiers Valley, Joint School
     District, RB (C)
        6.150%, 03/01/07                 45               52
   Chester County, Health &
     Educational Facilities
     Authority, Immaculata College
     Project, RB
        5.250%, 10/15/10                345              348
--------------------------------------------------------------------------------
54                            SEI Tax Exempt Trust/Annual Report/August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Chester County, Health &
     Educational Facilities
     Authority, The Devereux
     Foundation, RB, Radian Insured
        4.500%, 11/01/16             $  100        $     100
        4.400%, 11/01/15                100              100
        4.300%, 11/01/14                100              101
   College Township, Water
     Authority, RB, Asset Guaranty
        5.800%, 01/01/15                695              742
   Creswell Heights, Joint Water
     Authority, RB (C)
        7.375%, 03/01/07                 55               61
   Cumberland Valley, Joint School
     District, RB, MBIA
     Pre-Refunded @ 100 (A)
        6.500%, 11/15/07                135              157
   Dauphin County, General
     Authority, Phoenixville
     Hospital Project,
     Ser A, RB, FGIC (C)*
        5.900%, 07/01/05                845              936
   Dauphin County, General
     Authority, Sub-Ser PPP-15,
     RB, AMBAC Mandatory Put
     06/03/13 @ 100
        5.375%, 06/01/26                100              104
   Dauphin County, General School
     Authority, RB, AMBAC
     Mandatory Put 06/01/10 @ 100
        4.700%, 06/01/26                460              497
   Delaware County, Elwyn Project,
     RB (E) (F)
        6.000%, 06/01/11              3,250            3,673
   Delaware County, Hospital
     Authority, Crozer-Chester
     Medical Center Project, RB,
     ACA Insured
        4.900%, 12/01/08                550              583
        4.850%, 12/01/07                645              686
   Delaware River, Port Authority
     of Pennsylvania & New Jersey,
     Delaware Bridges, RB (C)
        6.500%, 01/15/11                135              155
        6.000%, 01/15/10                130              146
   Derry Township, Sanitation
     Sewer Authority, RB (C)
        6.250%, 08/01/12                 40               45
   Dover Township, Sewer
     Authority, RB (C)
        6.250%, 05/01/12                 35               40
   Erie County, Higher Education
     Authority, Mercyhurst College
     Project, RB
        5.700%, 03/15/11                 85               89
   Erie County, Hospital
     Authority, Erie County
     Geriatric, RB (C)
        6.250%, 07/01/11                170              193

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Erie County, Hospital
     Authority, Erie County
     Geriatric, RB (C)*
        6.750%, 07/01/11             $1,280        $   1,480
   Erie County, Hospital
     Authority, Gannon University
     Project, RB, AMBAC (C)
        7.375%, 06/01/08                 35               40
   Erie, Higher Education Building
     Authority, Gannon University
     Project, Ser D, RB (C)
        5.900%, 06/01/11                 25               26
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, RB
        5.750%, 03/15/13              3,000            3,094
        5.650%, 03/15/10                180              190
   Erie, Water Authority, Ser B,
     RB, MBIA
        5.500%, 12/01/12              2,000            2,275
   Fayette County, Hospital
     Authority, Uniontown
     Hospital, RB, AMBAC
        5.750%, 06/15/15              1,000            1,089
        5.100%, 06/15/03                 65               67
   Franklin Hospital, Special
     Obligation, RB (C)
        7.125%, 10/01/08                315              356
   Greater Johnstown, School
     District Authority,
     Ser B, GO, MBIA
        5.375%, 08/01/12                500              565
   Greenwood, School District
     Authority, GO, MBIA (C)
        6.750%, 09/01/08                 65               73
   Hamilton Township, Municipal
     Sewer Authority, RB, AMBAC
        5.650%, 09/01/16                300              301
   Hampton Township, Sanitation
     Sewer Authority, RB (C)
        6.500%, 09/01/10                185              223
        6.400%, 09/01/10                650              780
   Harrisburg, Parking Authority,
     RB, FSA
        5.750%, 05/15/14                740              844
        5.750%, 05/15/15                775              891
   Harrisburg, Ser A, GO, MBIA (C)
        9.750%, 04/15/04                 60               65
   Hickory Township, Municipal
     Authority, RB (C)
        6.250%, 02/01/14                420              482
   Horsham Township, Sewer
     Authority, RB, MBIA (C)
        6.700%, 01/01/11                 15               15
   Jefferson County, Municipal
     Authority, RB, MBIA (C)
        7.000%, 12/01/02                 35               36

--------------------------------------------------------------------------------
SEI Tax Exempt Trust/Annual Report/August 31, 2002                            55

STATEMENT OF NET ASSETS

August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Lancaster County, Solid Waste
     Management Authority,
     RB, AMBAC
        5.375%, 12/15/15             $1,600        $   1,728
   Lancaster, Area Sewer
     Authority, RB (C)
        6.750%, 04/01/12                 10               12
        6.000%, 04/01/12                260              293
   Lancaster, Parking
     Authority, RB (C)
        5.750%, 01/01/12                 70               81
   Langhorne, Health & Education
     Authority, Woods Services
     Project, RB
        4.950%, 11/15/16              2,585            2,630
        4.650%, 11/15/13                850              879
   Lehigh County, General Purpose
     Authority, Kidspeace
     Obligation Group Project,
     RB, ACA Insured
        5.800%, 11/01/12              1,265            1,377
        5.700%, 11/01/09              2,485            2,743
   Lehigh County, General Purpose
     Authority, Muhlenberg
     Hospital Center Project,
     Ser A, RB
        6.600%, 07/15/22                155              169
   Lower Pottsgrove Township,
     Sewer Authority, RB (C)
        6.250%, 05/01/12                125              141
   Manheim Township, School
     District Authority,
     Ser 1978, RB
     Pre-Refunded @ 100 (A)
        6.625%, 12/01/05                150              165
   McCandless Township, Sanitation
     Authority, RB (C)*
        6.750%, 11/15/05                525              584
   McKeesport, Area School
     District, Ser C, GO
        5.000%, 04/01/13                555              556
   Mifflin County, Hospital
     Authority, RB, Radian Insured
        5.500%, 07/01/12              1,375            1,500
   Mifflin County, Hospital
     Authority, RB,
     Radian Insured
        5.500%, 07/01/09                405              449
        5.450%, 07/01/08                205              227
   Monroe County, Hospital
     Authority, Pocono Medical
     Center Project,
     RB, Radian Insured
        5.500%, 01/01/22              1,000            1,035
   Monroeville, Water
     Authority, RB (C)
        7.250%, 12/01/08                120              137
   Montgomery County, GO (C)
        9.000%, 08/15/04                 40               44
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Montgomery County, Industrial
     Development Authority, Health
     Facilities, Ecri Project, RB
        6.850%, 06/01/13             $2,115        $   2,174
   Mount Lebanon, Hospital
     Authority, RB (C)*
        7.000%, 07/01/06                611              674
   Neshaminy, Water Reserve
     Authority, RB (C)
        5.750%, 03/01/11                 30               33
   New Castle, Area School
     District, GO, Asset Guaranty
        5.250%, 09/01/02                 45               45
   New Castle, Hospital Authority,
     Jameson Memorial Hospital
     Project, RB, MBIA
        6.000%, 07/01/10                315              366
        5.500%, 07/01/09                800              901
   North Penn, School District
     Authority, RB
        6.200%, 03/01/07              1,045            1,170
   Northampton County, Higher
     Education Building Authority,
     Moravian College Project, RB,
     Radian Insured
        5.125%, 07/01/19                470              474
   Northampton County, Industrial
     Development Authority,
     Moravian Hall Square Project,
     Ser B, RB, Asset Guaranty
        5.350%, 07/01/10              1,470            1,553
   Northampton, Bucks County,
     Municipal Water Authority,
     RB (C)
        6.750%, 11/01/13                 45               52
   Northeastern, Hospital
     Authority, RB (C)
        6.375%, 09/01/07                590              645
   Northgate, School Building
     Authority, RB, MBIA (C)
        6.375%, 02/15/07                110              127
   Palmyra, Area School District,
     GO, FGIC
        5.375%, 05/01/16              1,530            1,672
   Pennsylvania State, Economic
     Development Financing
     Authority, Dr. Gertrude A.
     Barber Center Project, RB,
     Asset Guaranty
        5.625%, 12/01/15                885              962
        5.200%, 12/01/08                200              219
   Pennsylvania State, Economic
     Development Financing
     Authority, Fayette
     Thermal Project,
     Ser A, RB, ACA Insured
        5.250%, 12/01/16              2,000            2,040
        5.000%, 12/01/09                310              329
--------------------------------------------------------------------------------
56                            SEI Tax Exempt Trust/Annual Report/August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher
     Education & Health Facilities
     Authority, Allegheny Delaware
     Valley Obligation Project,
     Ser C, RB, MBIA
        5.875%, 11/15/18             $3,200        $   3,460
   Pennsylvania State, Higher
     Education Facilities
     Authority, Allegheny Delaware
     Valley, Ser A, RB, MBIA
        5.875%, 11/15/16                 25               27
        5.500%, 11/15/08                190              212
        5.400%, 11/15/07                150              166
   Pennsylvania State, Higher
     Education Facilities
     Authority, Allegheny General
     Hospital Project, Ser A, RB,
     MBIA Pre-Refunded @ 100 (A)
        7.000%, 09/01/03                 65               67
   Pennsylvania State, Higher
     Education Facilities
     Authority, College &
     University, Ser 10, RB (C)
        6.900%, 07/01/07                110              124
   Pennsylvania State, Higher
     Education Facilities
     Authority, Drexel University
     Project, RB, MBIA (C)
       10.250%, 05/01/03                 75               79
   Pennsylvania State, Higher
     Education Facilities
     Authority, Health Services,
     Allegheny Delaware Valley
     Obligation, Ser A, RB, MBIA
        5.600%, 11/15/09                250              280
        5.600%, 11/15/10              3,595            3,964
   Pennsylvania State, Higher
     Education Facilities
     Authority, Independent
     Colleges & Universities,
     Ser H-8, RB (B) (E) (F)
        5.000%, 05/01/11              1,675            1,715
   Pennsylvania State, Higher
     Education Facilities
     Authority, Philadelphia
     College of Textiles &
     Science, RB
        5.450%, 02/01/07                200              215
   Pennsylvania State, Higher
     Education Facilities
     Authority, Philadelphia
     College of Textiles &
     Science,
     Ser 1996, RB
        6.600%, 04/01/09                340              368
        6.550%, 04/01/08                320              348
        6.450%, 04/01/07                295              324
        6.350%, 04/01/06                285              315
        6.250%, 04/01/05                265              288
   Pennsylvania State, Higher
     Education Facilities
     Authority, Philadelphia
     University Project, RB,
     Asset Guaranty
        5.750%, 06/01/15                660              724
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher
     Education Facilities
     Authority, Temple University
     Project, First Ser,
     RB, MBIA
        5.250%, 04/01/16             $1,500        $   1,584
   Pennsylvania State, Higher
     Education Facilities
     Authority, University of the
     Arts, RB, Asset Guaranty
        5.500%, 03/15/13              1,025            1,111
        5.150%, 09/15/06                345              369
   Pennsylvania State, Higher
     Education Facilities
     Authority, University of
     Pennsylvania Health Project,
     Ser A, RB, MBIA
        5.375%, 01/01/14              2,000            2,140
   Pennsylvania State, Higher
     Education Facilities
     Authority, UPMC Health System
     Project, Ser A, RB
        5.125%, 01/15/11                500              525
   Pennsylvania State, Higher
     Education, Facilities
     Authority, Allegheny Delaware
     Vallay Obligation Project,
     Ser C, MBIA, RB
        5.400%, 11/15/07                 50               55
   Pennsylvania State, Higher
     Education, Philadelphia
     College of Textiles &
     Science, Ser 1996, RB
        6.150%, 04/01/04                250              265
        6.050%, 04/01/03                240              246
   Pennsylvania State, Housing
     Finance Agency, RB (C)
        7.750%, 12/01/07                150              170
   Pennsylvania State, Housing
     Finance Agency, RB, FHA
        7.750%, 07/01/03                130              132
   Pennsylvania State, Housing
     Finance Agency, Ser 50-A, RB
        5.350%, 10/01/08                415              440
   Pennsylvania State, Housing
     Finance Agency, Single-Family
     Mortgage,
     Ser 73-B, RB
        5.000%, 04/01/16                750              767
   Pennsylvania State, Housing
     Finance Agency, Single-Family
     Mortgage,
     Ser 49, RB, AMT
        5.800%, 10/01/07                205              221
   Pennsylvania State, Housing
     Finance Agency, Residential
     Development Project, RB
        5.250%, 01/01/24              1,500            1,526
   Pennsylvania State,
     Intergovernmental Authority,
     Philadelphia Funding Project,
     Special Tax, FGIC
        5.250%, 06/15/15              3,400            3,625
--------------------------------------------------------------------------------
SEI Tax Exempt Trust/Annual Report/August 31, 2002                            57

STATEMENT OF NET ASSETS

August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State,
     Pennsylvania Infrastructure
     Investment Authority,
     Pennvest Loan Pool Program, RB
        5.625%, 09/01/13             $1,000        $   1,084
   Perkiomen Valley, School
     District Authority,
     RB, MBIA (C)
        6.500%, 12/01/07                170              202
   Peters Township, School
     District Authority, Zero
     Coupon, GO, MBIA (C)
        0.000%, 11/15/07                100               86
   Philadelphia, Gas Works
     Authority, 12th Ser B,
     MBIA, RB (C)
        7.000%, 05/15/20              1,770            2,239
   Philadelphia, Gas Works
     Authority, 3rd Ser, RB, FSA
        5.500%, 08/01/13              2,300            2,576
   Philadelphia, Graduate Hospital
     Project, RB (C)*
        7.000%, 07/01/10              1,280            1,488
   Philadelphia, Hospital & Higher
     Education Facilities
     Authority, Jefferson Health
     Systems Project, Ser A,
     RB, AMBAC
        5.125%, 05/15/18              3,600            3,726
   Philadelphia, Hospital & Higher
     Educational Facilities
     Authority, Medical Research
     Project, RB
        6.200%, 08/01/11                 50               52
   Philadelphia, Hospital
     Authority, Thomas Jefferson
     University Project, RB (C)
        7.000%, 07/01/08                155              176
   Philadelphia, Industrial Development
     Authority, Elmira Project,
     Ser A, RB, FHA (D)
        5.300%, 02/01/22              1,065            1,082
   Philadelphia, Parking
     Authority, RB, AMBAC
        5.250%, 02/01/15                225              240
   Philadelphia, Redevelopment
     Authority, Home Improvement
     Loan, Ser 1995A, RB, FHA, AMT
        5.650%, 12/01/05                 40               42
        5.550%, 06/01/04                 40               41
        5.400%, 06/01/03                 95               97
        5.400%, 12/01/03                110              113
        5.250%, 12/01/02                130              131
   Philadelphia, Redevelopment
     Authority, Home Improvement
     Loan, Ser 1995A, RB, FHA, AMT*
        6.100%, 12/01/10                545              575
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Philadelphia, Redevelopment
     Authority, Multi-Family
     Housing Authority, Woodstock
     Project, RB, FHA (D)
        5.450%, 02/01/23             $1,465        $   1,496
   Philadelphia, Redevelopment
     Authority, West Philadelphia
     Project, RB (D)*
        6.750%, 05/15/04                240              243
   Philadelphia, Water & Sewer
     Authority, Ser 10, RB (C)*
        7.350%, 09/01/04                360              382
   Pittsburgh & Allegheny
     Counties, RB, MBIA
        5.800%, 12/15/17                100              107
   Pittsburgh, GO (C)
        9.125%, 03/01/04                 50               56
   Pittsburgh, Public Parking
     Authority, Saint Francis
     General Hospital Project,
     RB (C)
        6.625%, 10/01/12                 15               17
   Pittsburgh, Ser A, GO,
     AMBAC (C)
        5.500%, 09/01/14              1,000            1,138
   Pittsburgh, Stadium Lease
     Authority, RB (C)
        6.500%, 04/01/11              1,340            1,538
   Pittsburgh, Urban Redevelopment
     Authority Center, Triangle
     Tax Increment, Ser A,
     RB (E) (F)
        6.250%, 03/15/15              1,895            2,035
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loan Project, Ser B, RB
        5.150%, 02/01/17                175              177
        4.700%, 10/01/10                100              106
   Pittsburgh, Urban Redevelopment
     Authority, Multi-Family
     Housing Hazlewood Project,
     Ser A, RB, MBIA, FHA
        5.400%, 01/01/22              1,970            1,975
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996C, RB, AMT
        5.700%, 10/01/05                240              255
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996D, RB
        6.100%, 10/01/10                330              351
        6.000%, 10/01/09                310              332
        5.900%, 04/01/08                285              306
        5.900%, 10/01/08                290              311
   Pittsburgh, Urban Redevelopment
     Authority, Ser A, RB, AMT
        5.750%, 10/01/10                 50               53
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
        5.700%, 10/01/11                105              111
--------------------------------------------------------------------------------
58                            SEI Tax Exempt Trust/Annual Report/August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB, FHA (D)
        6.700%, 04/01/10               $  5        $       5
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax
     Increment,
     Ser A, TA (B)
        6.000%, 12/01/11              3,740            4,077
        5.750%, 12/01/06              1,450            1,568
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax
     Increment,
     Ser B, TA (B)
        5.750%, 03/15/06                720              770
   Potter County, Hospital
     Authority, Charles Cole
     Memorial Hospital,
     RB, Asset Guaranty
        5.500%, 08/01/06                160              175
   Pottsville, Hospital Authority,
     Daughters of Charity Project,
     RB
        5.000%, 08/15/12              1,260            1,309
   Quakertown, Hospital Authority,
     Community Hospital, RB (C)
        7.125%, 01/01/11                125              144
   Radnor Township, School
     Authority,
     Ser A, RB (C)
        9.000%, 10/15/03                 25               26
   Ridley Park, Hospital
     Authority, Taylor Hospital
     Project, Ser A, RB (C)
        6.000%, 12/01/05                 80               85
   Robinson Township, Water
     Authority, RB (C)
        5.625%, 05/01/06                 23               26
   Scranton-Lackawanna, Health &
     Welfare Authority, Moses
     Taylor Hospital, RB (C)*
        6.625%, 07/01/09                725              827
   Shaler Township, GO
     Pre-Refunded @ 100 (A)
        6.500%, 08/01/07                 30               35
   Shaler, School District
     Authority, RB (C)
        6.250%, 04/15/08                100              111
   Somerset County, Hospital
     Authority, Somerset Community
     Hospital Project, Ser B, RB,
     Asset Guaranty
        5.300%, 03/01/11                635              679
        5.200%, 03/01/10                455              486
   South Fayette Township,
     Sanitation Authority, RB (C)
        6.375%, 11/01/12                155              176
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Southcentral, General
     Authority, Hanover Hospital
     Project, RB, Asset Guaranty
        4.900%, 12/01/14             $  545        $     575
   Southeastern, Greene School
     District, GO (C)
        9.375%, 07/01/03                 40               43
   Southeastern, Transportation
     Authority, RB
        5.750%, 12/01/04                 35               35
   Steel Valley, School District,
     GO (C)
        6.250%, 11/01/06                120              129
   Susquehanna Township, Sewer
     Authority, RB (C)
        6.000%, 11/15/13                 80               89
   Swissvale, Area School
     District, GO (C)
        6.300%, 12/01/03                 40               42
   Uniontown Area, School
     Authority, School Building
     Authority, RB (C)
        6.300%, 10/01/07                130              145
   Upper Allen Township, Sewer
     Authority, RB (C)
        5.750%, 04/01/13                290              328
   Upper Gwynedd-Towamencin, Sewer
     Authority, RB, MBIA (C)
        5.850%, 10/15/06                105              113
   Upper Perkiomen, School
     District Authority, GO (C)
        6.000%, 05/01/04                 10               10
   Upper St. Clair Township,
     School Building Authority, RB
     Pre-Refunded @ 100 (A)
        6.625%, 05/15/06                215              248
   West Manheim Township, Water
     Authority, RB
        6.000%, 12/01/11                130              131
   Westmoreland County, Municipal
     Authority, Special
     Obligation, GO (C)
        9.125%, 07/01/10                200              237
   Willistown Township, Municipal
     Authority, RB (C)
        6.000%, 01/01/15                 15               17
   Wrightsville, Municipal Sewer
     Authority, RB (C)
        5.625%, 11/15/08                 40               46
   Wyoming County, Hospital
     Authority, Tyler Memorial
     Hospital, RB (C)
        7.400%, 01/01/05                 50               53
   Wyoming Valley, Sanitation
     Authority, RB (C)
        5.125%, 07/01/07                195              209
--------------------------------------------------------------------------------
SEI Tax Exempt Trust/Annual Report/August 31, 2002                            59

STATEMENT OF NET ASSETS


Pennsylvania Municipal Bond Fund (Concluded)
August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   York County, Hospital
     Authority, Lutheran Social
     Services, RB
        5.800%, 04/01/06             $  500        $     526
        5.600%, 04/01/05                500              521
        5.400%, 04/01/04                500              513
   York County, Industrial
     Development Authority, York
     Water Project, RB Mandatory
     Put 06/01/05 @ 100
        6.000%, 06/01/10              1,255            1,338
   York Township, Water & Sewer
     Authority, RB (C)
        5.900%, 08/01/13                140              166
                                                   ----------

Total Municipal Bonds
   (Cost $126,085)                                   133,654
                                                   ----------
Total Investments -- 99.7%
   (Cost $126,085)                                   133,654
                                                   ----------


OTHER ASSETS AND LIABILITIES -- 0.3%
   Investment Advisory Fees Payable                      (40)
   Management Fees Payable                                (9)
   Distribution Fees Payable                              (7)
   Other Assets and Liabilities                          412
                                                   ----------
Other Assets & Liabilities, Net                          356
                                                   ----------
--------------------------------------------------------------------------------
                                                      Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 5,968,717 outstanding shares
   of beneficial interest                          $  62,200
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 6,266,206 outstanding shares
   of beneficial interest                             64,511
Undistributed net investment income                       22
Accumulated net realized loss on investments            (292)
Net unrealized appreciation on investments             7,569
                                                   ----------
Total Net Assets -- 100.0%                          $134,010
                                                   ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $10.95
                                                   ==========
 Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                          $10.95
                                                   ==========

 *  Denotes securities segregated by custodian for when-issued security.
(A) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Security is escrowed to maturity.
(D) Securities are collateralized under an agreement from FHA/FNMA/GNMA.
(E) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2002.
(F) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
AMT -- Alternative Minimum Tax
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Administration
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
60                            SEI Tax Exempt Trust/Annual Report/August 31, 2002

Massachusetts Municipal Bond Fund


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Municipal Bonds -- 100.8%
MASSACHUSETTS -- 93.0%
   Massachusetts Bay,
     Transportation Authority,
     General Transportation System
     Project, Ser A, RB, MBIA
        7.000%, 03/01/11             $1,100        $   1,364
   Massachusetts Bay,
     Transportation Authority,
     General Transportation System
     Project, Ser A, RB
        6.250%, 03/01/04                 70               75
        5.875%, 03/01/15                185              217
        5.500%, 03/01/12                500              571
   Massachusetts Bay,
     Transportation Authority,
     General Transportation System
     Project, Ser A, RB, FGIC
        7.000%, 03/01/11                270              333
        7.000%, 03/01/21                500              651
   Massachusetts Bay,
     Transportation Authority,
     General Transportation System
     Project, Ser C, RB, FGIC
        5.750%, 03/01/10                100              115
   Massachusetts Bay,
     Transportation Authority,
     Ser C, SPA Callable
     07/01/10 @ 100
        5.750%, 07/01/13                500              565
   Massachusetts State, College
     Building Authority Project,
     Senior Ser A, RB
        7.500%, 05/01/06                175              205
   Massachusetts State,
     Consolidated Loan, Ser C, GO
        5.750%, 10/01/07              1,485            1,697
        5.500%, 12/01/11                500              574
   Massachusetts State,
     Construction Loans,
     Ser B, GO, FSA
        5.500%, 03/01/16              1,000            1,149
   Massachusetts State,
     Construction Loans, Ser D, GO
        6.000%, 05/01/08                500              575
   Massachusetts State,
     Development Finance Agency,
     Biomedical Research Project,
     Ser C, RB Callable
     08/01/10 @ 101
        6.000%, 08/01/11                210              237
   Massachusetts State,
     Development Finance Agency,
     College of Pharmacy
     Project, Ser B, RB
        5.875%, 07/01/07                295              322
   Massachusetts State,
     Development Finance Agency,
     May Institute Issue, RB,
     Radian Insured
        5.500%, 09/01/08                300              336
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State,
     Development Finance Agency,
     Northern Berkshire Community
     Project, Ser A, RB,
     ACA Insured
        5.750%, 08/15/08             $  200        $     220
   Massachusetts State,
     Development Finance Agency,
     Visual & Performing Arts
     Project, RB
        5.750%, 08/01/14                500              580
   Massachusetts State,
     Development Finance Agency,
     Williston Northampton School
     Project, RB Callable
     10/01/08 @ 102
        6.000%, 10/01/13                185              189
   Massachusetts State, Health &
     Educational Facilities
     Authority, Amherst College,
     Ser F, RB (A) (B)
        1.170%, 11/01/26                600              600
   Massachusetts State, Health &
     Educational Facilities
     Authority, Amherst College,
     Ser G, RB
        6.000%, 11/01/06                200              228
   Massachusetts State, Health &
     Educational Facilities
     Authority, Baystate Medical
     Center Project, Ser F, RB
        5.000%, 07/01/10                250              264
   Massachusetts State, Health &
     Educational Facilities
     Authority, Cape Cod
     Healthcare Project, Ser B, RB
        5.000%, 11/15/07                200              208
   Massachusetts State, Health &
     Educational Facilities
     Authority, Cape Cod
     Healthcare Project, Ser C, RB
        5.250%, 11/15/11                300              325
   Massachusetts State, Health &
     Educational Facilities
     Authority, Capital Assets
     Program, Ser D, RB,
     MBIA (A) (B)
        1.850%, 01/01/35              1,000            1,000
   Massachusetts State, Health &
     Educational Facilities
     Authority, Children's
     Hospital Project, Ser E, RB
     Callable 10/01/02 @ 102
        6.125%, 10/01/12                150              153
   Massachusetts State, Health &
     Educational Facilities
     Authority, Eye & Ear
     Infirmary Project, Ser B,
     RB, ACA Insured
        5.000%, 07/01/05                195              206

--------------------------------------------------------------------------------
SEI Tax Exempt Trust/Annual Report/August 31, 2002                            61

STATEMENT OF NET ASSETS

August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities
     Authority, Harvard University
     Project, Ser FF, RB
        5.000%, 07/15/12             $1,000         $  1,107
   Massachusetts State, Health &
     Educational Facilities
     Authority, Melrose Wakefield
     Hospital Project, Ser B, RB
     Callable 10/07/02 @ 102
        6.125%, 07/01/04                 90               95
   Massachusetts State, Health &
     Educational Facilities
     Authority, North Adams
     Regional Hospital Project,
     Ser C, RB Callable
     07/01/06 @ 102
        6.750%, 07/01/09                200              199
   Massachusetts State, Health &
     Educational Facilities
     Authority, Northeastern
     University, Ser G, RB, MBIA
        5.500%, 10/01/10                445              506
   Massachusetts State, Health &
     Educational Facilities
     Authority, Partners
     Healthcare System,
     Ser C, RB
        5.500%, 07/01/10                100              112
   Massachusetts State, Health &
     Educational Facilities
     Authority, Tufts University
     Project, Ser J, RB
        5.500%, 08/15/16                500              571
   Massachusetts State, Health &
     Educational Facilities
     Authority, Vinfen Issue, Ser
     A, RB, ACA Insured
        5.000%, 11/15/08                100              107
   Massachusetts State, Health &
     Educational Facilities
     Authority, Wellesley College,
     Ser G, RB (A) (B)
        1.650%, 07/01/39              1,300            1,300
   Massachusetts State, Health &
     Educational Facilities Authority,
     Youville Hospital Project, Ser B, RB,
     FHA Pre-Refunded @ 102 (C) (D)
        6.125%, 02/15/04                 85               92
   Massachusetts State, Housing
     Finance Agency, Housing
     Project, Ser A, RB, AMBAC
     Callable 04/01/03 @ 102
        5.950%, 10/01/08                300              312
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Housing
     Finance Agency, Residential
     Development Project, Ser A,
     RB Callable 10/07/02 @ 102 (C)
        6.450%, 11/15/04             $  350         $    358
   Massachusetts State, Housing
     Finance Agency, Residential
     Development Project, Ser E,
     RB Callable 11/15/02 @ 102 (C)
        6.250%, 11/15/12                175              179
   Massachusetts State, Housing
     Finance Agency, Ser B, RB,
     MBIA 5.550%, 12/01/04              500              529
   Massachusetts State, Housing
     Finance Agency, Single-Family
     Housing Project, Ser 44, RB
     Callable 06/01/05 @ 102
        5.900%, 12/01/13                295              305
   Massachusetts State, Industrial
     Finance Agency, Pollution
     Control Authority, Boston
     Edison Project, Ser A, RB
     Callable 02/01/04 @ 102
        5.750%, 02/01/14                925              956
   Massachusetts State, Industrial
     Finance Agency, Springfield
     College Project, RB Callable
     09/15/03 @ 102
        5.625%, 09/15/10                100              104
   Massachusetts State, Municipal
     Wholesale Electric Authority,
     Nuclear Project No. 3-A, RB,
     MBIA
        5.000%, 07/01/10              1,000            1,085
   Massachusetts State, Municipal
     Wholesale Electric Authority,
     Nuclear Project No. 5-A,
     RB, MBIA
        5.000%, 07/01/09                700              766
   Massachusetts State, Port
     Authority, Ser A, RB
        5.750%, 07/01/11                175              197
        5.750%, 07/01/12                750              847
   Massachusetts State, Ser A,
     GAN, MBIA
        5.500%, 12/15/13              1,000            1,152
   Massachusetts State, Ser A, GO
        6.000%, 11/01/06                150              171
        6.000%, 11/01/08                245              285
        6.000%, 11/01/10              1,000            1,175
        6.000%, 11/01/11                150              178
   Massachusetts State,
     Ser A, GO, MBIA
        5.500%, 02/01/07                500              551


--------------------------------------------------------------------------------
62                            SEI Tax Exempt Trust/Annual Report/August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State,
     Ser A, GO, MBIA
     Callable 02/01/03 @ 102
        5.250%, 02/01/08             $  250         $    259
   Massachusetts State,
     Ser A, RB
        5.750%, 06/15/07                 75               85
   Massachusetts State,
     Ser B, GO, FGIC
        7.000%, 07/01/09                600              735
   Massachusetts State,
     Ser B, RB, FSA
        6.500%, 08/01/08                600              712
   Massachusetts State,
     Ser C, GO, FGIC
        6.000%, 08/01/09                850              993
   Massachusetts State,
     Ser D, GO, MBIA
        5.500%, 11/01/12              1,000            1,149
   Massachusetts State,
     Transportation Improvement
     Association, Route 3 North,
     RB, MBIA
        5.500%, 06/15/10              1,090            1,240
   Massachusetts State, Water
     Resources Authority, Ser A, RB
        6.500%, 07/15/08              1,500            1,768
        6.500%, 07/15/09              1,070            1,275
   Massachusetts State, Water
     Resources Authority, Ser A,
     RB, FGIC
        6.125%, 08/01/11              1,050            1,247
   Massachusetts State, Water
     Resources Authority, Ser B,
     RB Callable 03/01/03 @ 102 (D)
        5.250%, 03/01/13                225              233
   Massachusetts State, Water
     Resources Authority, Ser B,
     RB, MBIA
        6.250%, 12/01/11                600              721
   Massachusetts State, Water
     Resources Authority, Ser C, RB
        6.000%, 12/01/11                275              326
   Nantucket, GO Callable
     10/07/02 @ 102
        6.800%, 12/01/11                 15               15
   Springfield, GO, FGIC
        5.500%, 08/01/11              1,445            1,653
   University of Massachusetts,
     Building Authority, Ser B, RB
        6.625%, 05/01/07                150              175
                                                   ----------
                                                      38,784
                                                   ----------
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
GUAM -- 3.5%
   Guam, Ser A, RB, FSA
        5.500%, 12/01/11             $1,250         $  1,441
                                                   ----------
PUERTO RICO -- 3.3%
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser Y, RB, MBIA
        6.250%, 07/01/14                 50               62
   Puerto Rico Commonwealth,
     Public Improvement
     Authority, GO, FSA
        5.500%, 07/01/14                250              290
   Puerto Rico, Electric Power
     Authority, Ser KK, RB, FSA
        5.250%, 07/01/12                600              679
   Puerto Rico, Industrial Tourist
     Educational Authority, Medical
     & Environmental Control
     Facilities, Ana G. Mendez
     University System Project,
     RB Callable 02/01/09 @ 101
        5.000%, 02/01/10                300              323
                                                   ----------
                                                       1,354
                                                   ----------

VIRGIN ISLANDS -- 1.0%
   Virgin Islands, Public
     Financing Authority, Gross
     Receipts Taxes, Loan Note
     Project, Ser A, RB
        5.625%, 10/01/10                400              436
                                                   ----------
Total Municipal Bonds
   (Cost $39,737)                                     42,015
                                                   ----------
Total Investments -- 100.8%
   (Cost $39,737)                                     42,015
                                                   ----------


OTHER ASSETS AND LIABILITIES -- (0.8)%
   Investment Advisory Fees Payable                      (11)
   Management Fees Payable                                (7)
   Other Assets and Liabilities                         (309)
                                                   ----------
Other Assets & Liabilities, Net                         (327)
                                                   ----------



--------------------------------------------------------------------------------
SEI Tax Exempt Trust/Annual Report/August 31, 2002                            63

STATEMENT OF NET ASSETS


Massachusetts Municipal Bond Fund (Concluded)
August 31, 2002
--------------------------------------------------------------------------------
                                                      Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 3,945,990 outstanding shares
   of beneficial interest                          $  38,816
Undistributed net investment income                        1
Accumulated net realized gain on investments             593
Net unrealized appreciation on investments             2,278
                                                   ----------
Total Net Assets -- 100.0%                           $41,688
                                                   ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $10.56
                                                   ==========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2002.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date. ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Administration
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
64                            SEI Tax Exempt Trust/Annual Report/August 31, 2002

New Jersey Municipal Bond Fund


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Municipal Bonds -- 101.8%
NEW JERSEY -- 97.2%
   Atlantic County, Public
     Facilities Lease Agreement,
     COP, FGIC
        6.000%, 03/01/13             $1,000         $  1,190
   Bergen County, Utilities
     Authority, Water Pollution
     Control Project,
     Ser A, RB, FGIC
        5.000%, 12/15/10              1,000            1,106
   Burlington County, Bridge
     Commission, RB
        5.250%, 10/01/13              1,065            1,194
   Essex County, Ser A-1, GO, FGIC
        6.000%, 11/15/06              2,000            2,282
        6.000%, 11/15/07              1,170            1,353
        5.000%, 11/15/03              1,090            1,136
   Essex County, Utilities
     Authority,
     Ser A, RB, FSA (E)
        5.750%, 04/01/05              1,000            1,096
   Ewing Township, School District
     Authority, School Bonds,
     GO, FGIC
        5.300%, 08/01/04              1,175            1,256
        5.300%, 08/01/05              1,000            1,091
   Freehold, Regional High School
     District, GO, FGIC
        5.000%, 03/01/15              1,280            1,408
   Highland Park, School District,
     GO, MBIA Pre-Refunded @ 102 (D)
        6.550%, 02/15/05                300              339
   Jersey City, Municipal
     Utilities Authority, RB, FSA
        5.000%, 04/01/06              2,015            2,194
   Jersey City, Ser A, GO
        6.250%, 10/01/11              1,225            1,475
   Lafayette Yard, Community
     Development Authority,
     Trenton Hotel/Conference
     Center Project, RB, MBIA
     Pre-Refunded @ 101 (D)
        6.125%, 04/01/10                500              594
        5.250%, 04/01/10                540              610
   Mantua Township, School
     District, GO, MBIA Callable
     03/01/09 @ 100
        5.700%, 03/01/12                850              975
   Monmouth County, Improvement
     Authority, Governmental Loan
     Project, RB, AMBAC
        4.500%, 12/01/03                515              534
   Monmouth County, Improvement
     Authority, Middletown Board
     of Education Project, RB
        5.000%, 08/01/04              1,000            1,064
        5.000%, 08/01/05              1,000            1,084
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Morris County, Genereal
     Improvements, GO
        3.400%, 09/01/05             $1,120         $  1,166
   New Jersey State, Educational
     Facilities Authority, Beth
     Medrash Govoha America
     Project, Ser G, RB
        5.400%, 07/01/05                380              406
   New Jersey State, Educational
     Facilities Authority, Capital
     Improvement Fund, Ser A, RB
        5.000%, 09/01/05              2,185            2,373
   New Jersey State, Educational
     Facilities Authority, Capital
     Improvement Fund,
     Ser A, RB, FSA
        5.500%, 09/01/11              1,000            1,142
   New Jersey State, Educational
     Facilities Authority, Higher
     Education Trust Fund, Ser A,
     RB, AMBAC
        5.125%, 09/01/02                800              800
        5.125%, 09/01/03                500              518
   New Jersey State, Educational
     Facilities Authority, Higher
     Education Trust Fund, Ser A,
     RB, AMBAC Callable
     09/01/05 @ 102
        5.125%, 09/01/06              3,500            3,841
   New Jersey State, Educational
     Facilities Authority,
     Princeton University Project,
     Ser B, RB (A) (B)
        1.750%, 07/01/21              3,900            3,900
   New Jersey State, Educational
     Facilities Authority,
     University of Medicine &
     Dentistry Project, RB, AMBAC
        5.000%, 12/01/04              1,790            1,922
   New Jersey State, GO
     Pre-Refunded @ 100 (D)
        6.000%, 05/01/10              1,500            1,761
   New Jersey State, Ser A, COP
        5.250%, 06/15/09              2,000            2,227
   New Jersey State, Ser A,
     COP, AMBAC (E)
        5.000%, 06/15/12              1,000            1,114
   New Jersey State, Transit
     Authority, Ser B, GAN, AMBAC
        5.500%, 02/01/08              1,500            1,682
   New Jersey State,
     Transportation Trust Fund,
     Transportation Systems
     Project, Ser A, RB
        5.000%, 06/15/08              1,140            1,263
   New Jersey State,
     Transportation Trust Fund,
     Transportation Systems
     Project, Ser A, RB
     Pre-Refunded @ 100 (D)
        5.250%, 06/15/08              2,000            2,242

--------------------------------------------------------------------------------
SEI Tax Exempt Trust/Annual Report/August 31, 2002                            65

STATEMENT OF NET ASSETS


New Jersey Municipal Bond Fund (Concluded)
August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Turnpike
     Authority, Ser A, RB, MBIA
        6.000%, 01/01/11             $1,000         $  1,166
        5.750%, 01/01/10              1,000            1,144
   New Jersey, Economic
     Development Authority, Arbor
     Glen Project, Ser A,
     RB Pre-Refunded @ 102 (D)
        8.750%, 05/15/06                870            1,082
   New Jersey, Economic
     Development Authority,
     Bayonne/IMTT Project,
     Ser A, RB (A) (B) (C)
        1.800%, 12/01/27                800              800
   New Jersey, Economic
     Development Authority,
     Bayonne/IMTT Project,
     Ser B, RB (A) (B) (C)
        1.800%, 12/01/27              1,800            1,800
   New Jersey, Economic
     Development Authority,
     Bayonne/IMTT Project,
     Ser C, RB (A) (B) (C)
        1.800%, 12/01/27                700              700
   New Jersey, Economic
     Development Authority,
     Department of Human Services
     Project, Ser A, RB
        5.100%, 07/01/05                380              410
   New Jersey, Economic
     Development Authority,
     Harrogate Project,
     Ser A, RB
        5.550%, 12/01/07                400              421
   New Jersey, Economic
     Development Authority,
     Harrogate Project,
     Ser A, RB Callable
     12/01/07 @ 102
        5.650%, 12/01/08                200              212
   New Jersey, Economic
     Development Authority,
     Keswick Pines Project, RB
     Callable 01/01/08 @ 100
        5.600%, 01/01/12                500              484
   New Jersey, Economic
     Development Authority,
     Masonic Charity Foundation
     Project, RB Callable
     06/01/11 @ 102
        5.000%, 06/01/12                890              961
   New Jersey, Economic
     Development Authority, Senior
     Lien, Ser A, RB, MBIA
        5.000%, 07/01/09              1,260            1,391
   New Jersey, Economic
     Development Authority,
     Transportation Project,
     Ser A, RB, FSA
        5.000%, 05/01/08              1,010            1,114
   New Jersey, Economic
     Development Authority,
     Trenton Office Complex,
     RB, FSA
        5.250%, 06/15/11              1,900            2,135
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey, Economic
     Development Authority, Water
     Facilities Project, Ser B,
     RB, AMBAC (A) (B)
        1.750%, 11/01/25             $  500         $    500
   New Jersey, Educational
     Facilities Authority,
     Ramapo College Project,
     Ser D, RB, AMBAC
     Callable 07/01/11 @ 100
        5.000%, 07/01/15              1,130            1,208
   New Jersey, Educational
     Facilities Authority, Rider
     University Project, RB,
     Radian Insured
        5.000%, 07/01/05              1,480            1,591
   New Jersey, Healthcare
     Facilities Financing
     Authority, Atlantic City
     Medical Center Project, RB
        5.500%, 07/01/07              1,000            1,074
   New Jersey, Healthcare
     Facilities Financing
     Authority, Burdette Tomlin
     Memorial Hospital Project, RB
     Callable 07/01/09 @ 101
        5.250%, 07/01/11                535              572
   New Jersey, Healthcare
     Facilities Financing
     Authority, Palisades Medical
     Center Project, RB, ACA
     Insured Callable
     07/01/09 @ 101
        4.800%, 07/01/10                615              634
   North Hudson, Sewer Authority,
     Ser A, RB, FGIC
        5.000%, 08/01/11              3,440            3,806
   Ocean County, General
     Improvements, GO Callable
     07/01/03 @ 102
        5.125%, 07/01/04              1,025            1,075
   Ocean County, Waste Utilities
     Authority, RB
        5.250%, 01/01/10              1,910            2,122
   Ocean Township, Sewer
     Authority, Ser B, RB
        5.250%, 12/01/09              1,000            1,128
   Rahway, COP, MBIA
     Callable 02/15/10 @ 101
        5.400%, 02/15/13                475              527
        5.300%, 02/15/12                450              499
   Readington Township, GO
        5.250%, 04/15/03                125              128
   Southeast Morris County, Water
     Authority, RB, MBIA Callable
     01/01/11 @ 100
        5.000%, 01/01/13              1,215            1,314
   Trenton, GO, FGIC
     Callable 01/15/10 @ 100
        5.100%, 01/15/12              1,800            1,960
--------------------------------------------------------------------------------
66                            SEI Tax Exempt Trust/Annual Report/August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   West Orange, GO
     Callable 02/15/10 @ 100
        5.450%, 02/15/13             $  980         $  1,087
                                                   ----------
                                                      81,383
                                                   ----------
PUERTO RICO -- 4.6%
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser E, RB, FSA
        5.500%, 07/01/13              1,000            1,163
   Puerto Rico, Buildings
     Authority, Government
     Facilities, Ser C, RB
        5.500%, 07/01/12                400              455
   Puerto Rico, Electric Power
     Authority, Ser KK, RB
        5.000%, 07/01/08              1,000            1,096
   Puerto Rico, Finance Agency
     Authority, Ser B, GO, FSA
     Callable 08/01/09 @ 101
        5.750%, 08/01/12              1,000            1,146
                                                   ----------
                                                       3,860
                                                   ----------
Total Municipal Bonds
   (Cost $81,005)                                     85,243
                                                   ----------
Total Investments -- 101.8%
   (Cost $81,005)                                     85,243
                                                   ----------

OTHER ASSETS AND LIABILITIES -- (1.8)%
   Investment Advisory Fees Payable                      (22)
   Management Fees Payable                               (14)
   Other Assets and Liabilities                       (1,459)
                                                   ----------
Other Assets & Liabilities, Net                       (1,495)
                                                   ----------
--------------------------------------------------------------------------------
                                                      Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 7,903,769 outstanding shares
   of beneficial interest                           $ 78,908
Undistributed net investment income                        1
Accumulated net realized gain on investments             601
Net unrealized appreciation on investments             4,238
                                                   ----------
Total Net Assets -- 100.0%                           $83,748
                                                   ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $10.60
                                                   ==========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2002.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust/Annual Report/August 31, 2002                            67

STATEMENT OF NET ASSETS


New York Municipal Bond Fund
August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Municipal Bonds -- 99.1%
NEW YORK -- 95.9%
   Albany, Municipal Water Finance
     Authority, Water & Sewer
     Systems Project, Ser A,
     RB, FGIC
        5.500%, 12/01/09             $  125         $    142
   Battery Park, City Authority,
     Ser A, RB Callable 11/01/03 @
     102
        5.000%, 11/01/08                 60               63
   Buffalo, Ser D, GO, FGIC
        5.250%, 12/15/10                900            1,006
   Chautauqua County, GO, FGIC (E)
        7.300%, 04/01/07                465              561
   Long Island, Power Authority,
     New York Electric Systems
     Project, Ser A, RB, AMBAC
        6.000%, 12/01/07                500              577
        5.500%, 12/01/08              1,000            1,131
   Long Island, Power Authority,
     New York Electric Systems
     Project, Ser A, RB, FSA
        5.500%, 12/01/12              2,050            2,347
        5.500%, 12/01/13              1,475            1,693
   Long Island, Power Authority,
     New York Electric Systems
     Project, Sub-Ser 8-F, RB, MBIA
        5.000%, 04/01/11                400              434
   Metropolitan Transportation
     Authority, Ser A, RB, MBIA
        5.000%, 11/15/11              1,550            1,715
   Nassau County, Industrial
     Development Authority,
     Hofstra University Project,
     RB, MBIA
        5.250%, 07/01/08                100              111
        5.250%, 07/01/10                475              530
   Nassau County, Interim Finance
     Authority, Second Ser A-1,
     RB, AMBAC Callable
     11/15/11 @ 100
        5.375%, 11/15/14                250              277
   Nassau County, Ser A, GO, FGIC
        6.000%, 07/01/10                100              116
   Nassau County, Tobacco
     Settlement Project, Ser A, RB
     Callable 07/15/09 @ 101
        5.875%, 07/15/16                100              106
   Nassau, Healthcare Facilities
     Authority, RB, FSA Callable
     08/01/09 @ 102
        6.000%, 08/01/11              1,000            1,162
   New York City, Cultural
     American Facility, Museum of
     American Folk Art,
     RB, ACA Insured
        5.250%, 07/01/08                540              580
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Health &
     Hospital Project, Ser A, RB
     Callable 02/15/03 @ 102
        6.000%, 02/15/05              $  45         $     47
   New York City, Metropolitan
     Transportation Authority,
     Commuter Facilities Project,
     Ser C-1,
     RB, FGIC (E)
        6.000%, 07/01/07                140              162
   New York City, Municipal
     Assistance Authority, Ser E,
     RB
     Callable 07/01/06 @ 101
        5.125%, 07/01/07                500              546
   New York City, Municipal
     Assistance Authority,
     Ser G, RB
        6.000%, 07/01/05                475              525
        6.000%, 07/01/06                850              958
        6.000%, 07/01/07                225              257
   New York City, Municipal
     Assistance Authority,
     Ser L, RB
        6.000%, 07/01/08                750              864
   New York City, Municipal
     Assistance Authority,
     Ser O, RB
        5.250%, 07/01/07                500              556
   New York City, Municipal Water
     Finance Authority, Water &
     Sewer System Project,
     Ser A, RB
        6.000%, 06/15/09              1,000            1,161
   New York City, Municipal Water
     Finance Authority, Water &
     Sewer System Project, Ser A,
     RB, AMBAC
        5.875%, 06/15/13                750              879
   New York City, Municipal Water
     Finance Authority, Water &
     Sewer System Project, Ser A,
     RB, FGIC
        6.000%, 06/15/10              1,000            1,165
   New York City, Municipal Water
     Finance Authority, Water &
     Sewer System Project, Ser C,
     RB (A) (B)
        1.850%, 06/15/33                400              400
   New York City, Municipal Water
     Finance Authority, Water &
     Sewer System Project,
     Ser D, RB
        5.000%, 06/15/08                200              220
   New York City, Ser A, GO
        5.250%, 08/01/08                500              546
   New York City, Ser B, GO
     Pre-Refunded @ 101 (D)
        7.250%, 08/15/04                100              112
   New York City, Ser B, GO, FSA
        8.250%, 06/01/07              1,000            1,235
--------------------------------------------------------------------------------
68                            SEI Tax Exempt Trust/Annual Report/August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Ser G, GO
        5.500%, 08/01/09             $1,500         $  1,663
   New York City, Ser I, GO, MBIA
        6.250%, 05/15/06                300              339
   New York City, Sub-Ser E-2, GO
     (A) (B) (C)
        1.800%, 08/01/20                500              500
   New York City, Sub-Ser E2, GO
     (A) (B) (C)
        1.800%, 08/01/21              1,900            1,900
   New York City, Transitional
     Finance Authority, Future Tax
     Secured Project, Ser A, RB
     Callable 08/15/07 @ 101
        5.000%, 08/15/11                 55               59
   New York City, Transitional
     Finance Authority, Future Tax
     Secured Project, Ser A, RB
     Pre-Refunded @ 101 (D)
        5.500%, 02/15/10              1,000            1,152
   New York City, Transitional
     Finance Authority, Future Tax
     Secured Project, Ser A, RB
     Pre-Refunded @ 101 (D)
        5.000%, 08/15/07                245              276
   New York City, Transitional
     Finance Authority, Future Tax
     Secured Project, Ser B, RB
     Callable 02/01/11 @ 100
        5.250%, 02/01/29                750              819
   New York City, Transitional
     Finance Authority, Future Tax
     Secured Project, Ser B, RB
     Callable 05/01/09 @ 101
        5.125%, 11/01/10                300              330
   New York City, Transitional
     Finance Authority, Future Tax
     Secured Project, Ser B, RB
     Callable 05/15/08 @ 101
        5.000%, 11/15/09                305              333
   New York City, Transitional
     Finance Authority, Future Tax
     Secured Project, Ser B, RB
     Callable 05/15/10 @ 101
        6.000%, 11/15/10                500              585
   New York City, Transitional
     Finance Authority, Secured
     Future Tax Project, Ser B, RB
        5.500%, 02/01/09              2,340            2,647
   New York City, Transportation
     Facilities Authority,
     Livingston Plaza Project, RB,
     FSA (E)
        5.400%, 01/01/18                105              118
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  New York City, Transportation
     Facilities Authority, Ser A,
     COP, AMBAC
        5.625%, 01/01/10             $  435         $    492
   New York State, Commander
     General Services Executive
     Department Project, COP
        5.000%, 02/01/04                300              314
   New York State, Dormitory
     Authority, City University
     System, Ser D, RB, FGIC
        5.750%, 07/01/12              1,000            1,162
   New York State, Dormitory
     Authority, Lease Court
     Facilities Project, RB
        5.000%, 08/01/08                140              154
   New York State, Dormitory
     Authority, Manhattan
     College, RB
        5.500%, 07/01/11                900            1,014
   New York State, Dormitory
     Authority, Mental Health
     Services Facilities Project,
     Ser B, RB
        6.500%, 08/15/08                250              293
        6.500%, 08/15/09                400              473
   New York State, Dormitory
     Authority, Mental Health
     Services Facilities Project,
     Ser D, RB, FSA
        5.500%, 02/15/10                645              724
   New York State, Dormitory
     Authority, Mental Health
     Services Facilities Project,
     Ser G, RB, AMBAC
        5.250%, 08/15/09                385              430
   New York State, Dormitory
     Authority, Montefiore Medical
     Center Project, RB, AMBAC
        5.750%, 08/01/07                500              566
   New York State, Dormitory
     Authority, New York
     University Project,
     Ser A, RB, MBIA
        6.000%, 07/01/19                100              119
   New York State, Dormitory
     Authority, Presbyterian
     Hospital Project,
     RB, AMBAC
        5.500%, 02/01/09                300              335
        5.500%, 08/01/09                500              562
   New York State, Dormitory
     Authority, Presbyterian
     Hospital Project, RB, AMBAC
     Callable 02/01/08 @ 101
        4.400%, 08/01/13                130              136
   New York State, Dormitory
     Authority, Rochester
     Institute of Technology
     Project, RB, MBIA
        6.000%, 07/01/07                300              344
--------------------------------------------------------------------------------
SEI Tax Exempt Trust/Annual Report/August 31, 2002                            69

STATEMENT OF NET ASSETS

August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Dormitory
     Authority, Ryan/Clinton
     Community Health Project, RB
        5.400%, 07/01/09             $  250         $    273
   New York State, Dormitory
     Authority, State Universities
     Project, Ser A, RB, FGIC
        7.500%, 05/15/13                600              782
   New York State, Dormitory
     Authority, School Districts
     Financing Program, Ser A,
     RB, MBIA
        5.250%, 10/01/09              1,500            1,678
   New York State, Energy Research
     & Development Authority,
     Pollution Control, Electric &
     Gas Project, Ser E, RB, MBIA
        5.900%, 12/01/06              1,000            1,136
   New York State, Environmental
     Facilities Authority, New
     York City Municipal Project,
     Sub-Ser E, RB
        5.000%, 06/15/09              1,000            1,100
   New York State, Environmental
     Facilities Authority, State
     Water Project, RB (E)
        5.750%, 06/15/08                340              393
        5.750%, 06/15/08                 45               51
        5.750%, 06/15/09                355              413
        5.750%, 06/15/09                 45               52
        5.750%, 06/15/10                205              239
        5.750%, 06/15/10                295              340
        5.750%, 06/15/11                640              754
        5.750%, 06/15/11              1,360            1,578
        5.750%, 06/15/12                350              414
        5.750%, 06/15/12                800              933
   New York State, GO
        6.000%, 07/15/06                150              169
   New York State, GO
     Callable 07/15/06 @ 101
        5.200%, 07/15/07                100              110
   New York State, Industrial
     Development Authority,
     Nightingale-Bamford School
     Project, RB
     Callable 01/15/03 @ 102
        5.850%, 01/15/20                725              742
   New York State, Local
     Government Assistance, Ser A,
     RB
        6.000%, 04/01/06                150              168
   New York State, Metropolitan
     Transportation Authority, RB,
     MBIA
        5.750%, 07/01/08              1,000            1,156
   New York State, Metropolitan
     Transportation Authority, Ser
     A, RB
        7.000%, 07/01/06                350              411
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Metropolitan
     Transportation Authority,
     Ser A, RB, FSA
        5.250%, 11/15/12             $  500         $    564
   New York State, Metropolitan
     Transportation Authority,
     Ser O, RB
        5.750%, 07/01/13                325              377
   New York State, Mortgage Agency
     Authority, Homeowner Mortgage
     Project, Ser 35, RB
     Callable 03/01/04 @ 102
        5.300%, 10/01/16                315              315
   New York State, Mortgage Agency
     Authority, Homeowner Mortgage
     Project, Ser 87, RB Callable
     09/01/09 @ 100
        5.150%, 04/01/17                510              523
   New York State, Mortgage
     Agency, 26th Ser, RB Callable
     07/01/10 @ 100
        5.350%, 10/01/16                310              316
   New York State, Municipal
     Assistance, Ser M, RB
        5.500%, 07/01/08                250              282
   New York State, Ser F, GO, AMBAC
        5.500%, 09/15/08                750              848
   New York State, Thruway &
     Highway Board, Ser A, RB, FSA
        5.250%, 04/01/11              1,150            1,284
   New York State, Thruway
     Authority, Highway & Bridge
     Transportation Project, Ser
     B, RB, FGIC Callable 04/01/08 @ 101
        5.250%, 04/01/11              1,000            1,088
   New York State, Thruway
     Authority, Highway Tolls,
     Ser E, RB
        5.500%, 01/01/08              1,250            1,395
   New York State, Transitional
     Finance Authority, Future Tax
     Secured, Ser B, RB Callable
     05/15/10 @ 101
        6.000%, 11/15/11                750              876
   New York State, Triborough
     Bridge & Tunnel Authority,
     General Purpose Project,
     Ser Y, RB
        5.800%, 01/01/06                175              193
   New York State, Triborough
     Bridge & Tunnel Authority,
     Ser X, RB
        6.625%, 01/01/12              1,160            1,425
   New York State, Urban
     Development Authority,
     Capital Correctional
     Facilities Project,
     Ser A, RB, FSA
        6.500%, 01/01/10                650              773
--------------------------------------------------------------------------------
70                            SEI Tax Exempt Trust/Annual Report/August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Urban
     Development Authority,
     Capital Correctional
     Facilities, Ser A, RB, AMBAC
        5.500%, 01/01/09             $  200         $    224
   New York State, Urban
     Development Authority, Center
     for Industrial Innovation
     Project, RB
        5.300%, 01/01/04                405              424
   New York State, Urban
     Development Authority,
     Community Enhancement
     Facilities, Ser A, RB
        5.000%, 04/01/05                250              268
   New York State, Urban
     Development Authority, State
     Facilities Project, RB
        6.250%, 04/01/05                100              110
   New York State, Thruway
     Authority, Local Highway &
     Bridge Service Contract, RB
        5.500%, 04/01/08                750              839
   New York, Ser D, GO
     Pre-Refunded @ 101.5 (D)
        5.750%, 08/15/03              1,000            1,049
   New York, Local Assistance
     Project, Ser E, RB
        6.000%, 04/01/14              1,040            1,231
   New York, Metropolitan
     Transportation Authority, Ser
     A, RB, FSA
        5.250%, 11/15/08                555              622
   New York, Mount Sinai School
     District, GO, AMBAC
        6.200%, 02/15/14                500              604
   New York, Ser A, GO
        5.000%, 08/01/06                500              539
   New York, Ser B, GO
        7.250%, 08/15/07              1,000            1,199
        6.000%, 08/15/04              1,000            1,076
   New York, Ser B, GO
     Callable 10/07/02 @ 101.5
        7.500%, 02/01/07                 85               87
   New York, Ser J, GO
     Callable 08/01/07 @ 101
        6.125%, 08/01/11              1,000            1,108
   New York, Transitional Finance
     Authority, Future Tax
     Project, Second Ser A, RB
     Callable 11/01/11 @ 100
        5.500%, 11/01/26                500              559
   New York, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser C, RB
        5.500%, 02/01/10              1,250            1,406
        5.500%, 02/01/11              1,000            1,131
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York, Triborough Bridge &
     Tunnel Authority, General
     Purpose Project, Ser SR, RB
        5.500%, 01/01/12             $  565         $    640
   Pelham, Union Free School
     District, GO
        6.000%, 07/15/05                125              139
   Red Hook, Central School
     District,
     GO, FSA
        5.125%, 06/15/09                250              281
   Schenectady, Industrial
     Development Authority, Union
     College Project,
     Ser A, RB, AMBAC
        5.250%, 07/01/09              1,000            1,114
   Suffolk County, Public
     Improvement Project,
     Ser A, GO, MBIA
        5.625%, 05/01/08              1,310            1,484
   Troy, Industrial Development
     Authority, Rensselaer
     Polytechnic Institute,
     Ser A, RB
        5.500%, 09/01/10                400              452
   Tsasc, Inc., New York Tfabs,
     Ser 1, RB Callable
     07/15/09 @ 101
        6.000%, 07/15/19                730              763
   West Chester County, Health &
     Hospital Project, Sub-Ser B, RB
        5.750%, 11/01/07              2,000            2,288
                                                   ----------
                                                      82,811
                                                   ----------
PUERTO RICO -- 2.7%
   Puerto Rico Commonwealth,
   GO, FGIC
        5.250%, 07/01/09              1,000            1,126
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser Y,
     RB, MBIA
        6.250%, 07/01/14                125              154
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser Z, RB, MBIA
        6.250%, 07/01/14                500              617
   Puerto Rico, Industrial Tourist
     Educational Authority,
     Medical & Environmental
     Control Facilities,
     Ana G. Mendez University
     System Project, RB
        5.000%, 02/01/03                400              405
                                                   ----------
                                                       2,302
                                                   ----------
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        71

STATEMENT OF NET ASSETS


New York Municipal Bond Fund (Concluded)
August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
VIRGIN ISLANDS -- 0.5%
   Virgin Islands, Public
     Financing Authority, Gross
     Receipts Taxes, Loan Note
     Project, Ser A, RB
        5.625%, 10/01/10             $  400        $     436
                                                   ----------
Total Municipal Bonds
   (Cost $80,799)                                     85,549
                                                   ----------
Total Investments -- 99.1%
   (Cost $80,799)                                     85,549
                                                   ----------

OTHER ASSETS AND LIABILITIES -- 0.9%
Investment Advisory Fees Payable                         (24)
Management Fees Payable                                  (15)
Other Assets and Liabilities                             803
                                                   ----------
Other Assets & Liabilities, Net                          764
                                                   ----------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 8,088,815 outstanding shares
   of beneficial interest                             81,155
Undistributed net investment income                        1
Accumulated net realized gain on investments             407
Net unrealized appreciation on investments             4,750
                                                   ----------
Total Net Assets -- 100.0%                           $86,313
                                                   ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $10.67
                                                   ==========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2002.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
ACA -- America Capital Access
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RB -- Revenue Bond
Ser -- Series
Tfabs -- Tobacco Flexible Amortization Bonds
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
72                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

California Municipal Bond Fund


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Municipal Bonds -- 101.5%
CALIFORNIA -- 89.2%
   ABAG, Financial Authority
     Not-For-Profit, Archstone
     Redwood Housing Project, RB
        5.300%, 10/01/08             $2,500         $  2,666
   ABAG, Financial Authority
     Not-For-Profit, Channing
     House Project, RB
        4.900%, 02/15/09                780              796
        4.650%, 02/15/06                585              600
   ABAG, Financial Authority
     Not-For-Profit, YMCA of San
     Francisco Refinancing
     Project, Ser A, COP,
     ACA Insured
        4.400%, 10/01/06                100              107
        4.300%, 10/01/05                100              106
        4.200%, 10/01/04                100              104
   Alameda County, Santa Rita Jail
     Project, COP, MBIA
     Pre-Refunded @ 102 (D)
        5.700%, 12/01/03              1,150            1,235
   Alameda, Public Financing
     Authority, RB Callable
     03/02/03 @ 102
        4.600%, 09/02/03                500              508
   Bay Area, Government
     Association Lease Authority,
     Capital Project, Ser 2001-2,
     RB, AMBAC
        4.250%, 12/01/06              1,300            1,414
   Burlingame, Leasing Finance
     Authority, Library
     Reconstruction Project, RB
     Callable 12/01/05 @ 102
        5.000%, 12/01/07                510              561
   California State, Department of
     Transportation, Ser A, COP,
     MBIA Callable 03/01/07 @ 102
        5.250%, 03/01/16              3,605            3,848
   California State, Department of
     Water Resources, Central
     Valley Water Systems Project,
     Ser L, RB Callable
     06/01/03 @ 101.5
        5.750%, 12/01/13              3,255            3,402
        5.650%, 12/01/11              1,125            1,176
   California State, Department of
     Water Resources, Ser W, RB
     Callable 12/01/11 @ 100
        5.500%, 12/01/15              1,000            1,120
   California State, Educational
     Facilities Authority, Heald
     Colleges Project, RB
        4.600%, 02/15/06                295              314
        4.400%, 02/15/04                245              254
   California State, Educational
     Facilities Authority, Heald
     Colleges Project, RB Callable
     02/15/06 @ 102
        4.700%, 02/15/07                305              327
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, Educational
     Facilities Authority, Pooled
     College & Universities
     Projects, Ser B, RB
        4.600%, 04/01/07             $  500         $    531
        4.500%, 04/01/06                480              509
        4.300%, 04/01/04              2,000            2,072
   California State, GO
        7.000%, 08/01/09              3,000            3,645
        5.750%, 10/01/08              1,035            1,189
        5.250%, 02/01/11              7,000            7,770
        5.000%, 04/01/10              3,000            3,277
   California State, GO, FGIC
        4.250%, 09/01/08              3,500            3,784
   California State, GO, MBIA
        6.000%, 02/01/10              1,100            1,284
        5.500%, 04/01/10              1,000            1,141
   California State,
     Infrastructure & Economic
     Development Authority, Clean
     Water State Revolving
     Fund, RB
        5.000%, 10/01/12              1,000            1,116
   California State, Metropolitan
     Water District, Ser A, RB
     Callable 01/01/08 @ 101
        5.500%, 07/01/09              1,250            1,416
   California State, Public Works
     Board, Department of
     Corrections Project, Ser B, RB
        5.250%, 01/01/13              2,475            2,757
   California State, Public Works
     Board, Department of
     Corrections State Prison
     Project, Ser E, RB, MBIA
        6.000%, 06/01/10              1,500            1,761
   California State, Resources
     Efficiency Financing
     Authority, Capital
     Improvements Program,
     COP, AMBAC
        6.000%, 04/01/09              1,420            1,667
   California State, Union
     Elementary School District,
     Ser B, GO, FGIC
     Callable 09/01/12 @ 100
        5.375%, 09/01/13              1,000            1,132
   California State, University
     Housing Systems, RB, FGIC
     Callable 11/01/05 @ 102
        5.700%, 11/01/13              2,655            2,967
   California State, Urban
     Development Agency, TA, MBIA
        5.000%, 05/01/07              1,000            1,112
   California, Statewide
     Communities Development
     Authority, John Muir/Mount
     Diablo Health Project,
     COP, AMBAC (A) (B)
        1.750%, 08/15/27                415              415

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        73

STATEMENT OF NET ASSETS

August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California, Statewide
     Communities Development
     Authority, L.A. Orthopaedic
     Hospital Foundation Project,
     RB, AMBAC Callable
     06/01/07 @ 101
        5.125%, 06/01/09             $1,000         $  1,102
   California, Statewide
     Communities Development
     Authority, Northern
     California Retired Officers
     Project, COP (A) (B) (C)
        1.750%, 06/01/26              6,600            6,600
   California, Statewide
     Communities Development
     Authority, Residential
     Housing Equity Project,
     Ser B, RB
        5.200%, 12/01/29              2,150            2,260
   California, Statewide
     Communities Development
     Authority, Residential
     Housing Equity Project,
     Ser D, RB
        5.200%, 12/01/29              1,500            1,577
   Colton, Public Financing
     Authority, Electric
     Generation Factory Project,
     RB, AMBAC
        4.500%, 04/01/12              1,515            1,623
   Corona-Norco, Unified School
     District, Ser B, Zero Coupon,
     GO, FSA
        0.000%, 09/01/12              1,005              677
        0.000%, 09/01/13              1,000              636
   Culver City, Redevelopment
     Finance Authority, Ser B, TA
        4.800%, 11/01/04                435              440
        4.700%, 11/01/03                320              322
        4.500%, 11/01/02                100              101
   Del Mar, Race Track Authority,
     RB Callable 08/15/06 @ 102
        6.000%, 08/15/08              1,000            1,086
   East Bay, Utility Water
     District Authority, RB, MBIA
     Callable 06/01/11 @ 100
        5.250%, 06/01/15              4,360            4,747
   El Monte, Water Authority, BAN
     Callable 09/01/04 @ 100.5
        4.050%, 09/01/06              1,000            1,018
   Fairfield, Housing Authority,
     Creekside Estates Mobile
     Homes Project, RB
        5.150%, 09/01/07                220              224
        5.050%, 09/01/06                265              270
   Folsom, Community Correctional
     Facilities Authority, COP
        5.000%, 10/01/06              1,000            1,092
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA
        5.100%, 10/01/09                360              393
        4.900%, 10/01/07              1,345            1,463
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA Callable
     10/01/09 @ 101
        5.200%, 10/01/10             $1,615         $  1,764
   Fresno, Joint Powers Finance
     Authority, RB, AMBAC
     Callable 08/01/10 @ 102
        5.500%, 08/01/15              1,445            1,624
   Hacienda La Puente, Capital
     Appreciation, Ser A, Zero
     Coupon, GO, MBIA
        0.000%, 08/01/15              1,200              673
   Intermodal, Container Transfer
     Facility, Joint Powers
     Authority,
     Ser A, RB, AMBAC
        5.000%, 11/01/10              1,465            1,641
        4.500%, 11/01/06              1,000            1,096
   Irvine Ranch, Water District
     Authority, RB (A) (B) (C)
        1.850%, 10/01/10                900              900
   Irvine Ranch, Water District
     Authority, Ser B,
     GO (A) (B) (C)
        1.850%, 10/01/09                200              200
   Irvine, Improvement Board Act
     of 1915, Assessment District
     No. 00-18, Ser A, SPA (A) (B) (C)
        1.850%, 09/02/26              1,700            1,700
   Irvine, Improvement Board Act
     of 1915, Assessment District
     No. 97-16, RB (A) (B) (C)
        1.850%, 09/02/22                200              200
   Irvine, Improvement Board Act
     of 1915, Assessment District
     No. 97-17, SPA (A) (B) (C)
        1.850%, 09/02/23              2,231            2,231
   Lake Elsinore, Public Financing
     Authority, Local Agency
     Project, Ser G, RB
        5.100%, 09/02/04                200              212
   Lodi, Electric Systems
     Authority, Ser B, Zero
     Coupon, COP, MBIA
     Pre-Refunded @ 90.035 (D)
        0.000%, 01/15/09              1,000              727
   Los Angeles County, Antelope
     Valley Courthouse, Ser A,
     COP, AMBAC Callable
     11/01/10 @ 100
        5.750%, 11/01/14              2,685            3,051
   Los Angeles County, District
     Sanitation Department,
     Capital Projects, Ser A, RB
     Callable 10/01/03 @ 102
        5.250%, 10/01/10              1,000            1,051

--------------------------------------------------------------------------------
74                            SEI Tax Exempt Trust/Annual Report/August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Los Angeles, Community
     Redevelopment Authority,
     Bunker Hill Project, Ser H,
     TA, FSA Callable 12/01/03 @ 102
        6.500%, 12/01/14             $2,125         $  2,292
   Los Angeles, Community
     Redevelopment Authority,
     Cinerama Dome Public Parking
     Project, RB, ACA Insured
        4.700%, 07/01/05                510              544
        4.700%, 07/01/06                505              545
   Los Angeles, Department of
     Water & Power, RB
     Callable 02/15/05
        5.250%, 02/15/11                375              395
   Los Angeles, Department of
     Water & Power, RB
     Pre-Refunded @ 101 (D)
        5.250%, 02/15/05              1,065            1,169
   Los Angeles, Department of
     Water & Power Authority, Ser
     A-1, RB Callable
     07/01/11 @ 100
        5.250%, 07/01/15              2,000            2,170
   Los Angeles, Ser A, GO, MBIA
        5.250%, 09/01/12              2,625            2,981
   Los Angeles, Sonnelblick Del
     Rio West, COP, AMBAC
        5.375%, 11/01/10              2,130            2,442
        5.000%, 11/01/05              1,470            1,613
   Los Angeles, State Building
     Authority, Department of
     General Services, Ser A, RB
        5.500%, 05/01/07              1,210            1,361
   Los Angeles, State Building
     Authority, Ser A, RB
        4.800%, 10/01/09              1,000            1,103
   Los Angeles, Unified School
     District, GO, MBIA
        5.500%, 07/01/11              2,000            2,308
   Northern California, Public
     Power Agency, Ser A, RB, MBIA
        5.850%, 07/01/10              2,140            2,504
   Ontario, Redevelopment
     Financing Authority, Project
     No. 1 Center City &
     Cimarron, RB, MBIA
        5.000%, 08/01/11              1,270            1,418
   Ontario, Redevelopment
     Financing Authority, Project
     No. 1 Center City &
     Cimarron, RB, MBIA
     Callable 08/01/11 @ 101
        5.250%, 08/01/13              3,000            3,368
   Orange County, Local
     Transportation Authority,
     Second Ser, RB, FGIC
        5.800%, 02/15/05              2,000            2,195
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Paramount, Redevelopment
     Agency, Custodial Receipts,
     TA, MBIA Callable
     08/01/03 @ 102
        6.250%, 08/01/11             $  500        $     530
        6.250%, 08/01/13              1,335            1,416
        6.250%, 08/01/14              1,485            1,575
        6.250%, 08/01/15              2,000            2,121
   Redding, Electric Systems
     Revenue Authority, Ser A,
     COP, AMBAC Callable 06/01/07
     @ 100
        5.250%, 06/01/13              1,580            1,704
   Richmond, Joint Powers Finance
     Authority, Port Terminal
     Lease Project, RB, ACA Insured
        4.350%, 06/01/06              1,100            1,169
        4.250%, 06/01/05                585              615
   Riverside County, Public
     Financing Authority, COP
        5.400%, 05/15/09              3,800            3,990
   Riverside, Electric Authority,
     RB, FSA Callable 10/01/11 @
     101
        5.250%, 10/01/13              2,485            2,796
   Riverside, Special Tax Authority,
     Community Facilities District
     No. 90-1 Project, Ser A, SPA,
     MBIA Callable 09/01/11 @ 100
        5.500%, 09/01/15              1,235            1,375
   Sacramento County, Sanitation
     District Authority, Ser A, RB
        5.750%, 12/01/06              1,000            1,146
   Sacramento, Port District
     Authority, Port Improvements
     Project, RB
        4.750%, 07/01/04              1,630            1,699
   San Bernardino, Redevelopment
     Agency, San Sevaine
     Redevelopment Project,
     Ser A, TA
        5.900%, 09/01/06                315              333
        5.800%, 09/01/05                315              332
        5.700%, 09/01/04                200              208
   San Diego County, Burnham
     Institute Project, COP
        5.150%, 09/01/06              1,300            1,406
        4.800%, 09/01/03                600              617
        4.700%, 09/01/02                200              200
   San Diego, Redevelopment
     Agency, Centre City
     Redevelopment Project,
     Ser A, RB
        5.450%, 09/01/09                175              192
        5.350%, 09/01/08                175              193
   San Francisco (City & County),
     Airport Unrefunded Balance,
     Issue 4, RB, MBIA Callable
     05/01/03 @ 102
        6.000%, 05/01/14              2,095            2,190

--------------------------------------------------------------------------------
SEI Tax Exempt Trust/Annual Report/August 31, 2002                            75

STATEMENT OF NET ASSETS


California Municipal Bond Fund (Concluded)
August 31, 2002
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   San Francisco Bay Area,
     Transportation Finance
     Authority, Bridge Toll, RB,
     ACA Insured
        5.750%, 02/01/07             $2,725        $   3,045
        5.000%, 02/01/06                500              539
   San Francisco, State University
     Foundation, Student Housing
     Project, RB, ACA Insured
        4.500%, 07/01/07                265              284
        4.400%, 07/01/06                425              453
   San Joaquin County, Capital
     Facilities Project, COP, MBIA
        5.500%, 11/15/13              1,000            1,163
   San Joaquin Hills,
     Transportation Authority,
     Junior Lien Cabs Project,
     Zero Coupon, RB (E)
        0.000%, 01/01/09              2,000            1,623
   San Jose, Redevelopment Agency,
     Merged Area Redevelopment
     Project, Ser B, TA
     Callable 08/01/03 @ 102
        5.750%, 08/01/11              1,000            1,049
   Santa Fe Springs, Ser A, TA,
     MBIA
        5.000%, 09/01/10              1,950            2,179
   Santa Maria, Local Water
     Systems Projects, COP, FGIC
     Callable 10/07/02 @ 102
        5.500%, 08/01/13              1,250            1,293
   Santa Monica, Malibu School
     District, GO, FGIC
        5.250%, 08/01/11              2,095            2,386
   Southern California, Public
     Power Authority, RB, FSA
        5.000%, 07/01/12              2,250            2,506
   Southern California, Public
     Power Authority, San Juan
     Unit 3, Ser A, RB, FSA
        5.375%, 01/01/10              1,000            1,133
   Stockton, Essential Services
     Building/Parking Facility, COP
        5.000%, 08/01/09                280              308
        4.800%, 08/01/07                155              169
   Sunnyvale, Water Financing
     Authority, RB, AMBAC
     Callable 10/01/11 @ 100
        5.250%, 10/01/13              1,595            1,782
   Tamalpais, High School
     District, GO, FSA Callable
     08/01/11 @ 101
        5.000%, 08/01/13              1,715            1,893
   Tracy, Area Public Facilities
     Financing, Community
     Facilities District No.
     87-1-H, SPA, MBIA
     Callable 10/01/06 @ 102
        5.875%, 10/01/13              1,900            2,159
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Upland, Redevelopment Agency
     Authority, TA Callable
     12/01/02 @ 100.5
        4.650%, 12/01/03             $3,500        $   3,569
   Ventura County, Public
     Financing Authority, COP,
     FSA Callable 08/15/09 @ 100
        5.250%, 08/15/14              4,550            4,954
   Washington Township, Healthcare
     Project, RB
        4.400%, 07/01/06              1,010            1,059
                                                   ----------
                                                     188,545
                                                   ----------
GUAM -- 0.6%
   Guam, Ser A, GO, FSA
        5.500%, 12/01/10              1,000            1,149
                                                   ----------
PUERTO RICO -- 10.3%
   Puerto Rico Commonwealth,
     Aqueduct & Sewer Authority,
     RB (C)
        6.250%, 07/01/12              2,000            2,415
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser E, RB, FSA
        5.500%, 07/01/13              1,500            1,744
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser W, RB, MBIA
        5.500%, 07/01/13              3,400            3,944
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser X, RB, FSA
        5.500%, 07/01/15              1,490            1,727
   Puerto Rico Commonwealth,
     Public Improvement
     Authority, GO, FSA
        5.250%, 07/01/12              1,000            1,140
   Puerto Rico Commonwealth,
     Public Improvement
     Authority, GO, MBIA
        5.250%, 07/01/12              2,000            2,280
   Puerto Rico, Electric Power
     Authority, Ser KK, RB
        5.000%, 07/01/10              2,800            3,063
        5.000%, 07/01/11              1,000            1,101
   Puerto Rico, Public Buildings
     Authority, Government
     Facilities, Ser C, RB
        5.500%, 07/01/12                785              893
        5.500%, 07/01/16              2,100            2,370
   Puerto Rico, Public Buildings
     Authority, Government
     Facilities, Ser C,
     RB, CIFG
        5.500%, 07/01/16              1,000            1,156
                                                   ----------
                                                      21,833
                                                   ----------
--------------------------------------------------------------------------------
76                            SEI Tax Exempt Trust/Annual Report/August 31, 2002

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
VIRGIN ISLANDS -- 1.4%
   Virgin Islands, Public
     Financing Authority, Gross
     Receipts Taxes Loan Note
     Project, Ser A, RB
        5.000%, 10/01/03             $  500        $     513
        5.000%, 10/01/04              2,355            2,467
                                                   ----------
                                                       2,980
                                                   ----------
Total Municipal Bonds
   (Cost $202,723)                                   214,507
                                                   ----------
Total Investments -- 101.5%
   (Cost $202,723)                                   214,507
                                                   ----------


OTHER ASSETS AND LIABILITIES(1.5)%
   Investment Advisory Fees Payable                      (59)
   Management Fees Payable                               (39)
   Other Assets and Liabilities                       (3,067)
                                                   ----------
Other Assets & Liabilities, Net                       (3,165)
                                                   ----------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 19,710,085 outstanding shares
   of beneficial interest                            197,937
Undistributed net investment income                        1
Accumulated net realized gain on investments           1,620
Net unrealized appreciation on investments            11,784
                                                   ----------
Total Net Assets -- 100.0%                          $211,342
                                                   ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $10.72
                                                   ==========

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2002.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
ABAG -- Association of Bay Area Governments
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bank Anticipation Note
CIFG -- CDC IXIS Financial Guaranty
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment
TA -- Tax Allocation
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Tax Exempt Trust/Annual Report/August 31, 2002                            77

Statements of Operations ($ Thousands)


For the year ended August 31, 2002

---------------------------------------------------------------------------------------------------------------------------
                                                                      CALIFORNIA     INSTITUTIONAL       MASSACHUSETTS
                                                  TAX FREE            TAX EXEMPT          TAX FREE            TAX FREE
                                                      FUND                  FUND              FUND                FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest Income                                 $14,895                  $580           $25,475              $1,128
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                   3,012                    84             5,031                 161
   Investment Advisory Fees                            304                    13               508                  25
   Custodian/Wire Agent Fees                            84                     4               150                   9
   Professional Fees                                    77                     3               132                   7
   Pricing Fees                                          3                    --                 5                  --
   Registration Fees                                    78                     2               176                   8
   Trustees' Fees                                       14                     1                20                   1
   Shareholder Servicing Fees -- Class A             2,092                    61             2,777                  --
   Shareholder Servicing Fees -- Class B                --                     1               739                 209
   Shareholder Servicing Fees -- Class C                --                    57               201                  --
   Printing Fees                                        71                     3               121                   6
   Insurance Fees                                        3                    --                 6                  --
   Other Expenses                                        9                     3                11                   4
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                    5,747                   232             9,877                 430
---------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                    --                   (11)           (1,531)                (44)
     Shareholder Servicing Fees -- Class A          (1,983)                  (61)           (2,777)                 --
     Shareholder Servicing Fees -- Class B              --                    --                --                  --
     Fees Paid Indirectly (See Note 2)                  (2)                   --                --                  --
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                      3,762                   160             5,569                 386
---------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                            11,133                   420            19,906                 742
---------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments              --                    --                (2)                 (2)
   Net Change in Unrealized Appreciation
     on Investments                                     --                    --                --                  --
---------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                               $11,133                  $420           $19,904              $  740
---------------------------------------------------------------------------------------------------------------------------

Amounts designated as "-"are either $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
78                            SEI Tax Exempt Trust/Annual Report/August 31, 2002

---------------------------------------------------------------------------------------------------------------------------
                                              PENNSYLVANIA         INTERMEDIATE-     PENNSYLAVANIA       MASSACHUSETTS
                                                  TAX FREE            TAX EXEMPT          TAX FREE            TAX FREE
                                                      FUND                  FUND              FUND                FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                    $862               $42,970            $6,530              $1,813
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                     181                 2,299               262                  98
   Investment Advisory Fees                             18                 3,162               458                 135
   Custodian/Wire Agent Fees                             4                    93                13                   4
   Professional Fees                                     4                    88                12                   4
   Pricing Fees                                         --                   123                16                   5
   Registration Fees                                     6                    50                 9                   3
   Trustees' Fees                                        1                    17                 2                   1
   Shareholder Servicing Fees -- Class A                83                 2,396               152                 102
   Shareholder Servicing Fees -- Class B                51                    --               211                  --
   Shareholder Servicing Fees -- Class C                --                    --                --                  --
   Printing Fees                                         4                    83                11                   3
   Insurance Fees                                        1                     4                --                  --
   Other Expenses                                        2                    16                 2                   1
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                      355                 8,331             1,148                 356
---------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                   (44)                 (191)             (157)                 (9)
     Shareholder Servicing Fees -- Class A             (83)               (2,396)              (79)               (102)
     Shareholder Servicing Fees -- Class B              --                    --              (211)                 --
     Fees Paid Indirectly (See Note 2)                  --                    --                --                  --
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                        228                 5,744               701                 245
---------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                               634                37,226             5,829               1,568
---------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments              --                 8,940               751                 680
   Net Change in Unrealized Appreciation
     on Investments                                     --                11,358             2,028                 304
---------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                  $634               $57,524            $8,608              $2,552
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                NEW JERSEY              NEW YORK        CALIFORNIA
                                                 MUNICIPAL             MUNICIPAL         MUNICIPAL
                                                      FUND                  FUND              FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                  $3,202                $3,289            $9,561
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                     182                   183               506
   Investment Advisory Fees                            250                   251               696
   Custodian/Wire Agent Fees                             7                     7                20
   Professional Fees                                     7                     7                19
   Pricing Fees                                          9                    10                20
   Registration Fees                                     5                     4                19
   Trustees' Fees                                        1                     1                 4
   Shareholder Servicing Fees -- Class A               189                   190               527
   Shareholder Servicing Fees -- Class B                --                    --                --
   Shareholder Servicing Fees -- Class C                --                    --                --
   Printing Fees                                         6                     6                17
   Insurance Fees                                       --                    --                 1
   Other Expenses                                        2                     1                 4
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                      658                   660             1,833
---------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                   (15)                  (14)              (41)
     Shareholder Servicing Fees -- Class A            (189)                 (190)             (527)
     Shareholder Servicing Fees -- Class B              --                    --                --
     Fees Paid Indirectly (See Note 2)                  --                    --                --
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                        454                   456             1,265
---------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                             2,748                 2,833             8,296
---------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments             823                   441             1,908
   Net Change in Unrealized Appreciation
     on Investments                                    772                 1,340             1,344
---------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                $4,343                $4,614           $11,548
---------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Tax Exempt Trust/Annual Report/August 31, 2002                            79

Statements of Changes in Net Assets ($ Thousands)


For the periods ended August 31,

---------------------------------------------------------------------------------------------------------------------------
                                                                                                            CALIFORNIA
                                                                          TAX FREE FUND                 TAX EXEMPT FUND(2)
---------------------------------------------------------------------------------------------------------------------------
                                                                       2002            2001            2002            2001
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                           $ 11,133     $    28,781        $    420        $    813
   Net Realized Gain (Loss) on Investments                               --               1              --              (2)
   Net Change in Unrealized Appreciation on Investments                  --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations              11,133          28,782             420             811
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
     Class A                                                        (11,117)        (28,785)           (322)           (611)
     Class B                                                             --              --              (4)            (86
     Class C                                                             --              --             (94)           (116)
   Net Realized Gains
     Class A                                                             --              --              --              --
     Class B                                                             --              --              --              --
     Class C                                                             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                              (11,117)        (28,785)           (420)           (813)
---------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                                    5,112,100       5,707,510         108,540          85,187
   Reinvestment of Cash Distributions                                 5,222          11,488             164             265
   Cost of Shares Redeemed                                       (5,056,045)     (5,822,695)       (106,610)        (86,750)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                  61,277        (103,697)          2,094          (1,298)
---------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                           --              --           1,196          10,573
   Reinvestment of Cash Distributions                                    --              --               2              63
   Cost of Shares Redeemed                                               --              --          (2,701)         (9,729)
---------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                      --              --          (1,503)            907
---------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                           --              --          26,020          18,880
   Reinvestment of Cash Distributions                                    --              --              --              --
   Cost of Shares Redeemed                                               --              --         (21,938)        (13,202)
---------------------------------------------------------------------------------------------------------------------------
   Total Class C Share Transactions                                      --              --           4,082           5,678
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions         61,277        (103,697)          4,673           5,287
---------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                           61,293        (103,700)          4,673           5,285
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                              790,390         894,090          30,169          24,884
---------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                   $851,683     $   790,390        $ 34,842        $ 30,169
---------------------------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions see footnote 8 in the notes to the financial statements.
(2) The California Tax Exempt Fund's Class B closed on March 11, 2002.
(3) The Massachusetts Tax Free Fund commenced operations on May 16, 2001.
(4) The Pennsylvania Tax Free Fund -- Class B shares were offered beginning on April 2, 2001.
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
80                        SEI Tax Exempt Trust/Annual Report/August 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                          INSTITUTIONAL                       MASSACHUSETTS
                                                                          TAX FREE FUND                       TAX FREE FUND(3)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       2002            2001            2002            2001
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                           $ 19,906       $  39,004          $  742      $      470
   Net Realized Gain (Loss) on Investments                               (2)              6              (2)             (1)
   Net Change in Unrealized Appreciation on Investments                  --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations              19,904          39,010             740             469
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
     Class A                                                        (16,609)        (32,376)             --              --
     Class B                                                         (2,900)         (5,041)           (739)           (471)
     Class C                                                           (395)         (1,700)             --              --
   Net Realized Gains
     Class A                                                             --              --              --              --
     Class B                                                             --              --              --              --
     Class C                                                             --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                              (19,904)        (39,117)           (739)           (471)
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                                    5,974,424       5,977,741              --              --
   Reinvestment of Cash Distributions                                 5,624           6,671              --              --
   Cost of Shares Redeemed                                       (5,919,638)     (5,725,954)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                  60,410         258,458              --              --
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                      740,591         670,009         226,727         140,640
   Reinvestment of Cash Distributions                                 1,741           2,024               2              --
   Cost of Shares Redeemed                                         (678,716)       (578,049)       (229,893)        (57,857)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                  63,616          93,984          (3,164)         82,783
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                      300,435         436,667              --              --
   Reinvestment of Cash Distributions                                    --              --              --              --
   Cost of Shares Redeemed                                         (284,414)       (458,808)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class C Share Transactions                                  16,021         (22,141)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions        140,047         330,301          (3,164)         82,783
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                          140,047         330,194          (3,163)         82,781
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                            1,254,697         924,503          82,781              --
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                 $1,394,744     $ 1,254,697         $79,618       $  82,781
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                          PENNSYLVANIA                   INTERMEDIATE-TERM
                                                                         TAX FREE FUND(4)                  MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                       2002            2001            2002            2001
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                           $    634      $    1,756        $ 37,226        $ 38,015
   Net Realized Gain (Loss) on Investments                               --               1           8,940           5,806
   Net Change in Unrealized Appreciation on Investments                  --              --          11,358          32,949
------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                 634           1,757          57,524          76,770
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
     Class A                                                           (463)         (1,709)        (37,253)        (37,998)
     Class B                                                           (173)            (48)             --              --
     Class C                                                             --              --              --              --
   Net Realized Gains
     Class A                                                             --              --          (5,060)             --
     Class B                                                             --              --              --              --
     Class C                                                             --              --              --              --
------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                 (636)         (1,757)        (42,313)        (37,998)
------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                                       69,542          96,117         448,008         416,845
   Reinvestment of Cash Distributions                                   169           1,039          36,749          32,511
   Cost of Shares Redeemed                                          (72,389)       (129,664)       (549,342)       (334,656)
------------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                  (2,678)        (32,508)        (64,585)        114,700
------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                       78,030          14,932              --              --
   Reinvestment of Cash Distributions                                   104              --              --              --
   Cost of Shares Redeemed                                          (57,890)         (8,966)             --              --
------------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                  20,244           5,966              --              --
------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                           --              --              --              --
   Reinvestment of Cash Distributions                                    --              --              --              --
   Cost of Shares Redeemed                                               --              --              --              --
------------------------------------------------------------------------------------------------------------------------------
   Total Class C Share Transactions                                      --              --              --              --
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions         17,566         (26,542)        (64,585)        114,700
------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                           17,564         (26,542)        (49,374)        153,472
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                               43,033          69,575         996,869         843,397
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                   $ 60,597      $   43,033       $ 947,495       $ 996,869
------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Tax Exempt Trust/Annual Report/August 31, 2002                        81

Statements of Changes in Net Assets ($ Thousands)


For the years ended August 31,

---------------------------------------------------------------------------------------------------------------------------
                                                                          PENNSYLVANIA                    MASSACHUSETTS
                                                                       MUNICIPAL BOND FUND             MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                       2002            2001            2002            2001
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                            $ 5,829         $ 5,823         $ 1,568         $ 1,492
   Net Realized Gain (Loss) on Investments                              751             (53)            680              84
   Net Change in Unrealized Appreciation on Investments               2,028           4,367             304           1,718
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations               8,608          10,137           2,552           3,294
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
     Class A                                                         (2,668)         (2,348)         (1,577)         (1,492)
     Class B                                                         (3,168)         (3,483)             --              --
     Class C                                                             --              --              --              --
   Net Realized Gains
     Class A                                                             --              --             (41)             --
     Class B                                                             --              --              --              --
     Class C                                                             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                               (5,836)         (5,831)         (1,618)         (1,492)
---------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                                       31,283          28,556          16,047          17,751
   Reinvestment of Cash Distributions                                 2,505           2,210           1,563           1,441
   Cost of Shares Redeemed                                          (28,632)        (17,883)        (20,077)         (9,737)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                   5,156          12,883          (2,467)          9,455
---------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                       19,357          13,833              --              --
   Reinvestment of Cash Distributions                                   730             768              --              --
   Cost of Shares Redeemed                                          (23,727)        (23,981)             --              --
---------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                  (3,640)         (9,380)             --              --
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions          1,516           3,503          (2,467)          9,455
   Total Increase (Decrease) in Net Assets                            4,288           7,809          (1,533)         11,257
NET ASSETS:
   BEGINNING OF PERIOD                                              129,722         121,913          43,221          31,964
---------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                   $134,010        $129,722         $41,688         $43,221
---------------------------------------------------------------------------------------------------------------------------
(1) For Capital Share Transactions see footnote 8 in the notes to the financial statements.
Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
82                            SEI Tax Exempt Trust/Annual Report/August 31, 2002

---------------------------------------------------------------------------------------------------------------------------------
                                                                           NEW JERSEY                        NEW YORK
                                                                      MUNICIPAL BOND FUND              MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                       2002            2001            2002            2001
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                            $ 2,748        $  2,648         $ 2,833        $  2,292
   Net Realized Gain (Loss) on Investments                              823             329             441             126
   Net Change in Unrealized Appreciation on Investments                 772           2,752           1,340           3,027
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations               4,343           5,729           4,614           5,445
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
     Class A                                                         (2,742)         (2,649)         (2,839)         (2,289)
     Class B                                                             --              --              --              --
     Class C                                                             --              --              --              --
   Net Realized Gains
     Class A                                                           (161)             --            (141)            (44)
     Class B                                                             --              --              --              --
     Class C                                                             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                               (2,903)         (2,649)         (2,980)         (2,333)
---------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                                       40,739          37,922          45,295          36,102
   Reinvestment of Cash Distributions                                 2,782           2,546           2,888           2,279
   Cost of Shares Redeemed                                          (35,998)        (26,035)        (32,711)        (21,585)
---------------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                   7,523          14,433          15,472          16,796
---------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                           --              --              --              --
   Reinvestment of Cash Distributions                                    --              --              --              --
   Cost of Shares Redeemed                                               --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                      --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions          7,523          14,433          15,472          16,796
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                            8,963          17,513          17,106          19,908
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                               74,785          57,272          69,207          49,299
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                    $83,748         $74,785         $86,313        $ 69,207
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                            CALIFORNIA
                                                                       MUNICIPAL BOND FUND

----------------------------------------------------------------------------------------------------
                                                                       2002            2001
----------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net Investment Income                                            $ 8,296           8,243
   Net Realized Gain (Loss) on Investments                            1,908           2,134
   Net Change in Unrealized Appreciation on Investments               1,344           5,810
----------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations              11,548          16,187
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
     Class A                                                         (8,269)         (8,241)
     Class B                                                             --              --
     Class C                                                             --              --
   Net Realized Gains
     Class A                                                         (2,064)             --
     Class B                                                             --              --
     Class C                                                             --              --
----------------------------------------------------------------------------------------------------
   Total Distributions                                              (10,333)         (8,241)
----------------------------------------------------------------------------------------------------
TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                                       80,210         109,947
   Reinvestment of Cash Distributions                                 9,536           7,845
   Cost of Shares Redeemed                                          (90,680)        (87,005)
----------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                                    (934)         30,787
----------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                           --              --
   Reinvestment of Cash Distributions                                    --              --
   Cost of Shares Redeemed                                               --              --
----------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                                      --              --
----------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Share Transactions           (934)         30,787
----------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                              281          38,733
----------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                              211,061         172,328
----------------------------------------------------------------------------------------------------
   END OF PERIOD                                                   $211,342        $211,061
----------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Tax Exempt Trust/Annual Report?August 31, 2002                            83

Financial Highlights


For the periods ended August 31,
For a Share Outstanding Throughout the Periods

---------------------------------------------------------------------------------------------------------------------------

                                          Net Realized
                                                   and
              Net Asset                     Unrealized    Distributions  Distributions
                  Value,             Net         Gains         from Net       from Net                      Net Asset
              Beginning       Investment   (Losses) on       Investment       Realized             Total   Value, End
              of Period           Income   Investments           Income           Gain     Distributions    of Period
---------------------------------------------------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2002           $1.00           $0.013           $--         $(0.013)            $--          $(0.013)        $1.00
   2001            1.00            0.033            --          (0.033)             --           (0.033)         1.00
   2000            1.00            0.035            --          (0.035)             --           (0.035)         1.00
   1999            1.00            0.029            --          (0.029)             --           (0.029)         1.00
   1998            1.00            0.033            --          (0.033)             --           (0.033)         1.00
CALIFORNIA TAX EXEMPT FUND
   CLASS A
   2002           $1.00           $0.013           $--         $(0.013)            $--          $(0.013)        $1.00
   2001            1.00            0.029            --          (0.029)             --           (0.029)         1.00
   2000            1.00            0.031            --          (0.031)             --           (0.031)         1.00
   1999            1.00            0.027            --          (0.027)             --           (0.027)         1.00
   1998            1.00            0.032            --          (0.032)             --           (0.032)         1.00
   CLASS B
   2002 (1) (2)   $1.00           $0.006           $--         $(0.006)            $--          $(0.006)        $1.00
   2001            1.00            0.026            --          (0.026)             --           (0.026)         1.00
   2000            1.00            0.028            --          (0.028)             --           (0.028)         1.00
   1999 (3)        1.00            0.014            --          (0.014)             --           (0.014)         1.00
   CLASS C
   2002           $1.00           $0.008           $--         $(0.008)            $--          $(0.008)        $1.00
   2001            1.00            0.024            --          (0.024)             --           (0.024)         1.00
   2000 (4)        1.00            0.005            --          (0.005)             --           (0.005)         1.00
INSTITUTIONAL TAX FREE FUND
   CLASS A
   2002           $1.00           $0.015           $--         $(0.015)            $--          $(0.015)        $1.00
   2001            1.00            0.034            --          (0.034)             --           (0.034)         1.00
   2000            1.00            0.037            --          (0.037)             --           (0.037)         1.00
   1999            1.00            0.030            --          (0.030)             --           (0.030)         1.00
   1998            1.00            0.034            --          (0.034)             --           (0.034)         1.00
   CLASS B
   2002           $1.00           $0.012           $--         $(0.012)            $--          $(0.012)        $1.00
   2001            1.00            0.031            --          (0.031)             --           (0.031)         1.00
   2000            1.00            0.034            --          (0.034)             --           (0.034)         1.00
   1999            1.00            0.027            --          (0.027)             --           (0.027)         1.00
   1998            1.00            0.031            --          (0.031)             --           (0.031)         1.00
   CLASS C
   2002           $1.00           $0.010           $--         $(0.010)            $--          $(0.010)        $1.00
   2001            1.00            0.029            --          (0.029)             --           (0.029)         1.00
   2000            1.00            0.032            --          (0.032)             --           (0.032)         1.00
   1999            1.00            0.025            --          (0.025)             --           (0.025)         1.00
   1998            1.00            0.029            --          (0.029)             --           (0.029)         1.00


---------------------------------------------------------------------------------------------------------------
                                                                                            Ratio of Net
                                                               Ratio of                       Investment
                                                               Expenses   Ratio of Net            Income
                                              Ratio of       to Average     Investment        to Average
                              Net Assets      Expenses       Net Assets         Income        Net Assets
                  Total    End of Period    to Average        Excluding     to Average        (Excluding
                 Return+   ($ Thousands)    Net Assets         Waivers)     Net Assets          Waivers)
----------------------------------------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2002            1.35%      $  851,683          0.45%            0.69%          1.33%             1.09%
   2001            3.30          790,390          0.45             0.69           3.26              3.02
   2000            3.58          894,090          0.45             0.69           3.56              3.32
   1999            2.94          652,210          0.45             0.67           2.89              2.67
   1998            3.30          543,276          0.45             0.68           3.25              3.02
CALIFORNIA TAX EXEMPT FUND
   CLASS A
   2002            1.34%      $   23,144          0.28%            0.56%          1.31%             1.03%
   2001            2.90           21,051          0.28             0.55           2.85              2.58
   2000            3.19           22,350          0.28             0.58           3.13              2.83
   1999            2.78           22,356          0.28             0.56           2.70              2.42
   1998            3.20           39,508          0.28             0.55           3.17              2.90
   CLASS B
   2002 (1) (2)    0.56%      $       --          0.58%            0.61%          1.38%             1.35%
   2001            2.59            1,503          0.58             0.60           2.41              2.39
   2000            2.88              596          0.58             0.63           2.84              2.79
   1999 (3)        1.43              508          0.58             0.60           2.42              2.40
   CLASS C
   2002            0.84%      $   11,698          0.78%            0.81%          0.82%             0.79%
   2001            2.39            7,615          0.78             0.80           2.24              2.22
   2000 (4)        0.55            1,938          0.78             0.83           2.93              2.88
INSTITUTIONAL TAX FREE FUND
   CLASS A
   2002            1.51%      $1,074,583          0.33%            0.69%          1.49%             1.13%
   2001            3.45        1,014,175          0.33             0.69           3.65              3.29
   1999            3.08          785,954          0.33             0.68           3.03              2.68
   1998            3.46          813,261          0.33             0.68           3.39              3.04
   CLASS B
   2002            1.21%      $  272,222          0.63%            0.74%          1.17%             1.06%
   2001            3.14          208,604          0.63             0.74           3.02              2.91
   2000            3.42          114,633          0.63             0.74           3.45              3.34
   1999            2.78           57,310          0.63             0.73           2.74              2.64
   1998            3.15           95,004          0.63             0.73           3.06              2.96
   CLASS C
   2002            1.00%      $   47,939          0.83%            0.94%          0.98%             0.87%
   2001            2.94           31,918          0.83             0.94           2.94              2.83
   2000            3.21           54,064          0.83             0.94           3.16              3.05
   1999            2.57           38,022          0.83             0.93           2.52              2.42
   1998            2.94           22,676          0.83             0.93           2.89              2.79



--------------------------------------------------------------------------------
84                            SEI Tax Exempt Trust/Annual Report/August 31, 2002

------------------------------------------------------------------------------------------------------------------------------------

                                          Net Realized
                                                   and
              Net Asset                     Unrealized    Distributions  Distributions
                 Value,              Net         Gains         from Net       from Net                      Net Asset
              Beginning       Investment   (Losses) on       Investment       Realized             Total    Value, End
              of Period           Income   Investments           Income           Gain     Distributions     of Period
--------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS TAX FREE FUND
   CLASS B
   2002           $1.00           $0.011        $   --          $(0.011)        $   --           $(0.011)      $ 1.00
   2001 (5)        1.00            0.006            --           (0.006)            --            (0.006)        1.00
PENNSYLVANIA TAX FREE FUND
   CLASS A
   2002           $1.00           $0.014        $   --          $(0.014)        $   --           $(0.014)      $ 1.00
   2001            1.00            0.034            --           (0.034)            --            (0.034)        1.00
   2000            1.00            0.036            --           (0.036)            --            (0.036)        1.00
   1999            1.00            0.030            --           (0.030)            --            (0.030)        1.00
   1998            1.00            0.034            --           (0.034)            --            (0.034)        1.00
   CLASS B
   2002           $1.00           $0.011        $   --          $(0.011)        $   --           $(0.011)      $ 1.00
   2001 (6)        1.00            0.011            --           (0.011)            --            (0.011)        1.00
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2002          $11.29            $0.44        $ 0.23           $(0.44)        $(0.06)          $ (0.50)      $11.46
   2001           10.83             0.46          0.46            (0.46)            --             (0.46)       11.29
   2000           10.70             0.45          0.14            (0.45)         (0.01)            (0.46)       10.83
   1999           11.08             0.44         (0.37)           (0.44)         (0.01)            (0.45)       10.70
   1998           10.77             0.46          0.31            (0.46)            --             (0.46)       11.08
PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2002          $10.73            $0.47        $ 0.22           $(0.47)        $   --           $ (0.47)      $10.95
   2001           10.37             0.49          0.36            (0.49)            --             (0.49)       10.73
   2000           10.29             0.48          0.09            (0.48)         (0.01)            (0.49)       10.37
   1999           10.75             0.48         (0.41)           (0.48)         (0.05)            (0.53)       10.29
   1998 (7)       10.72             0.01          0.03            (0.01)            --             (0.01)       10.75
   CLASS B
   2002          $10.73            $0.48        $ 0.22           $(0.48)        $   --           $ (0.48)      $10.95
   2001           10.36             0.50          0.37            (0.50)            --             (0.50)       10.73
   2000           10.29             0.49          0.08            (0.49)         (0.01)            (0.50)       10.36
   1999           10.76             0.49         (0.42)           (0.49)         (0.05)            (0.54)       10.29
   1998           10.58             0.52          0.22            (0.52)         (0.04)            (0.56)       10.76

---------------------------------------------------------------------------------------------------------------------------
                                                                                            Ratio of Net
                                                               Ratio of                       Investment
                                                               Expenses   Ratio of Net            Income
                                              Ratio of       to Average     Investment        to Average
                              Net Assets      Expenses       Net Assets         Income        Net Assets    Portfolio
                  Total    End of Period    to Average       (Excluding     to Average        (Excluding     Turnover
                 Return+    ($ Thousands)   Net Assets         Waivers)     Net Assets          Waivers)         Rate
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS TAX FREE FUND
   CLASS B
   2002            1.06%        $ 79,618          0.55%            0.61%          1.05%             0.99%         n/a
   2001 (5)        0.58           82,781          0.55             0.67           1.95              1.83          n/a
PENNSYLVANIA TAX FREE FUND
   CLASS A
   2002            1.41%        $ 34,387          0.35%            0.69%          1.38%             1.04%         n/a
   2001            3.47           37,067          0.35             0.72           3.54              3.17          n/a
   2000            3.66           69,575          0.35             0.69           3.68              3.34          n/a
   1999            3.10           34,098          0.35             0.69           3.04              2.70          n/a
   1998            3.41           50,068          0.35             0.68           3.36              3.03          n/a
   CLASS B
   2002            1.10%        $ 26,210          0.65%            0.74%          1.01%             0.92%         n/a
   2001 (6)        1.11            5,966          0.65             0.77           2.51              2.39          n/a
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2002            6.10%        $947,495          0.60%            0.87%          3.88%             3.61%       27.15%
   2001            8.64          996,869          0.60             0.87           4.14              3.87        36.59
   2000            5.72          843,397          0.60             0.88           4.27              3.99        17.99
   1999            0.67          647,240          0.60             0.87           4.03              3.76        30.25
   1998            7.20          516,324          0.60             0.88           4.23              3.95         8.98
PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2002            6.62%        $ 65,380          0.60%            0.85%          4.39%             4.14%       29.86%
   2001            8.35           58,855          0.60             0.85           4.61              4.36        34.80
   2000            5.76           44,170          0.60             0.86           4.75              4.49        30.91
   1999            0.65           18,785          0.60             0.83           4.53              4.30        16.64
   1998 (7)        0.26              333          0.60             0.79           4.56              4.25        26.85
   CLASS B
   2002            6.75%        $ 68,630          0.48%            0.90%          4.51%             4.09%       29.86%
   2001            8.58           70,867          0.48             0.90           4.73              4.31        34.80
   2000            5.78           77,743          0.48             0.91           4.83              4.40        30.91
   1999            0.68          104,869          0.48             0.87           4.61              4.22        16.64
   1998            7.24          101,029          0.48             0.86           4.87              4.49        26.85

 +  Total return is for the period indicated and has not been annualized.
(1) The California Tax Exempt Fund -- Class B closed on March 11, 2002. The financial information disclosed for the 2002 fiscal year represents activity that occurred while shares in the class were outstanding from September 2001 through March 2002.
    All shares were redeemed from the class on March 11, 2002 and no activity occurred in the class for the period March 12, 2002 to August 31, 2002. Ratios have been annualized. The Net Asset Value (NAV), end of period represents the NAV on the last redemption.
(2) Per share calculations were performed using average shares for the period.
(3) The California Tax Exempt Fund -- Class B shares were offered beginning on January 27, 1999. All ratios for the period have been annualized.
(4) The California Tax Exempt Fund -- Class C shares were offered beginning on  June 26, 2000. All ratios for the period have been annualized.
(5) The Massachusetts Tax Free Fund commenced operations on May 16, 2001. All ratios for the period have been annualized.
(6) The Pennsylvania Tax Free Fund -- Class B shares were offered beginning on  April 2, 2001. All ratios for the period have been annualized.
(7) The Pennsylvania Municipal Bond Fund -- Class A shares were offered beginning on August 25, 1998. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        85

Financial Highlights


For the periods ended August 31,
For a Share Outstanding Throughout the Periods

---------------------------------------------------------------------------------------------------------------------------

                                          Net Realized
                                                   and
               Net Asset                    Unrealized    Distributions  Distributions
                   Value,            Net         Gains         from Net       from Net                      Net Asset
               Beginning      Investment   (Losses) on       Investment       Realized             Total   Value, End
               of Period          Income   Investments           Income           Gain     Distributions    of Period
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2002          $10.34            $0.40        $ 0.23           $(0.40)        $(0.01)           $(0.41)      $10.56
   2001            9.86             0.41          0.48            (0.41)            --             (0.41)       10.34
   2000            9.72             0.40          0.14            (0.40)            --             (0.40)        9.86
   1999           10.05             0.34         (0.33)           (0.34)            --             (0.34)        9.72
   1998 (1)       10.00               --          0.05               --             --                --        10.05
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2002          $10.40            $0.38        $ 0.22           $(0.38)        $(0.02)           $(0.40)      $10.60
   2001            9.95             0.40          0.45            (0.40)            --             (0.40)       10.40
   2000            9.86             0.39          0.09            (0.39)            --             (0.39)        9.95
   1999           10.05             0.32         (0.19)           (0.32)            --             (0.32)        9.86
   1998 (2)       10.00             0.01          0.05            (0.01)            --             (0.01)       10.05
NEW YORK MUNICIPAL BOND FUND
   CLASS A
   2002          $10.50            $0.39        $ 0.19           $(0.39)        $(0.02)           $(0.41)      $10.67
   2001            9.96             0.41          0.55            (0.41)         (0.01)            (0.42)       10.50
   2000            9.77             0.39          0.19            (0.39)            --             (0.39)        9.96
   1999           10.05             0.35         (0.28)           (0.35)            --             (0.35)        9.77
   1998 (3)       10.00               --          0.05               --             --                --        10.05
CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
   2002          $10.67            $0.41        $ 0.16           $(0.41)        $(0.11)           $(0.52)      $10.72
   2001           10.27             0.42          0.40            (0.42)            --             (0.42)       10.67
   2000            9.96             0.40          0.31            (0.40)            --             (0.40)       10.27
   1999           10.07             0.33         (0.09)           (0.33)         (0.02)            (0.35)        9.96
   1998 (4)       10.00             0.01          0.07            (0.01)            --             (0.01)       10.07

------------------------------------------------------------------------------------------------------------------------
                                                                                            Ratio of Net
                                                               Ratio of                       Investment
                                                               Expenses   Ratio of Net            Income
                                              Ratio of       to Average     Investment        to Average
                              Net Assets      Expenses       Net Assets         Income        Net Assets    Portfolio
                  Total    End of Period    to Average       (Excluding     to Average        (Excluding     Turnover
                 Return+    ($ Thousands    Net Assets         Waivers)     Net Assets          Waivers)         Rate
------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2002            6.25%        $ 41,688          0.60%            0.87%          3.84%             3.57%       33.27%
   2001            9.19           43,221          0.60             0.87           4.05              3.78        19.36
   2000            5.74           31,964          0.60             0.88           4.19              3.91        24.62
   1999            0.07           17,840          0.60             0.93           3.57              3.24        13.76
   1998 (1)        0.53            1,040          0.60             0.87           1.13              0.86        11.35
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2002            5.91%        $ 83,748          0.60%            0.87%          3.63%             3.36%       39.88%
   2001            8.78           74,785          0.60             0.87           3.99              3.72        24.57
   2000            4.99           57,272          0.60             0.88           4.02              3.74        83.16
   1999            1.29           24,513          0.60             0.91           3.26              2.95        25.41
   1998 (2)        0.58            1,105          0.60             0.87           2.93              2.66           --
NEW YORK MUNICIPAL BOND FUND
   CLASS A
   2002            5.70%        $ 86,313          0.60%            0.87%          3.73%             3.46%       17.57%
   2001            9.80           69,207          0.60             0.86           3.99              3.73        15.60
   2000            6.15           49,299          0.60             0.88           4.10              3.82         2.97
   1999            0.68           21,562          0.60             0.92           3.60              3.28        17.85
   1998 (3)        0.55            1,375          0.60             0.87           2.27              2.00         0.92
CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
   2002            5.55%        $211,342          0.60%            0.87%          3.93%             3.66%       38.98%
   2001            8.20          211,061          0.60             0.88           4.07              3.79        42.81
   2000            7.39          172,328          0.60             0.87           4.12              3.85        37.16
   1999            2.40           64,469          0.60             0.90           3.43              3.13       105.21
   1998 (4)        0.78            2,158          0.60             0.87           2.73              2.46           --

 +  Total return is for the period indicated and has not been annualized.
(1) The Massachusetts Municipal Bond Fund commenced operations on August 19, 1998. All ratios for the period have been annualized.
(2) The New Jersey Municipal Bond Fund commenced operations on August 18, 1998. All ratios for the period have been annualized.
(3) The New York Municipal Bond Fund commenced operations on August 18, 1998. All ratios for the period have been annualized.
(4) The California Municipal Bond Fund commenced operations on August 19, 1998. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
86                            SEI Tax Exempt Trust/Annual Report/August 31, 2002

Notes to Financial Statements
August 31, 2002

1. Organization
SEI Tax Exempt Trust (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twelve funds: the Tax Free Fund, the California Tax Exempt Fund, the Institutional Tax Free Fund, the Massachusetts Tax Free Fund, the Pennsylvania Tax Free Fund, the Ohio Tax Free Fund, (collectively "the Money Market Funds"), the Intermediate-Term Municipal Fund, the Pennsylvania Municipal Bond Fund, the Massachusetts Municipal Bond Fund, the New Jersey Municipal Bond Fund, the New York Municipal Bond Fund, and the California Municipal Bond Fund (collectively "the Fixed Income Funds"). The Ohio Tax Free Fund had not commenced operations as of August 31, 2002. The Trust is registered to offer three classes of shares: Class A, Class B and Class C. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held.


2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION -- Investment securities of each Money Market Fund are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums on securities are accreted and amortized ratably to maturity.

Investment securities of the Fixed Income Funds which are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. For securities where there is no such reported sale and for which market quotations are not readily available the Trust's administrator seeks to obtain a bid price from at least one independent broker. Unlisted securities for which market quotations are not readily available, of which there were none on August 31, 2002, are valued at the most recently quoted price with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be or are valued at their amortized cost.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. In general, it is computed by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the Fund.

CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Fixed Income Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        87

NOTES TO FINANCIAL STATEMENTS

August 31, 2002


DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month for each Fund. Any net realized capital gain on sales of securities after capital loss carryovers is distributed to the shareholders of the Funds at least annually.

EXPENSE OFFSET ARRANGEMENT -- The Money Market Funds have an arrangement with its custodian bank whereby the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits are included under custodian fees on the statement of operations with the corresponding expense offset shown as "fees paid indirectly."

AUDIT GUIDE IMPLEMENTATION -- The Trust implemented the provisions of the AICPA Audit and Accounting Guide, "Audits of Investment Companies" (the "Guide"), as required on September 1, 2001. Prior to September 1, 2001, the Fixed Income Funds did not amortize market discounts on fixed income securities but recognized market discount at disposition in accordance with the Funds' policy for federal income tax purposes. In accordance with the implementation of the new accounting standards, the following funds were required to record cumulative effect adjustments as shown below to reflect the amortization of market discounts that were not previously recorded. The cumulative effect adjustments were reclassifications between net investment income and net unrealized appreciation (depreciation) of securities and therefore did not impact total net assets or the net asset value per share of the funds listed below. The effect of this change for the year ended August 31, 2002, was to increase (decrease) net investment income and increase (decrease) unrealized appreciation on investments. The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation. The effect of this change on the Financial Highlights for the following Funds, as presented on pages 85 and 86, for the year ended August 31, 2002, was ($Thousands):


--------------------------------------------------------------------------------
                                                              Ratio of
                                                          Income to Average
                 Cumulative                Unrealized         Net Assets
                   Effect    Investment   Appreciation    Before      After
Fund             Adjustment    Income    (Depreciation)  Adoption   Adoption
--------------------------------------------------------------------------------
Intermediate-Term
 Municipal Bond
 Fund              $108       $  16          $(16)         3.88%      3.88%
Pennsylvania
 Municipal Bond Fund
     Cl A            25          (9)            9          4.40%      4.39%
     Cl B            26         (10)           10          4.52%      4.51%
Massachusetts
 Municipal Bond
 Fund                 8          (8)            8          3.86%      3.84%
New Jersey
 Municipal Bond
 Fund                 4           5            (5)         3.62%      3.63%
New York
 Municipal Bond
 Fund                 3          (2)            2          3.73%      3.73%
California
 Municipal Bond
 Fund                68          26           (26)         3.92%      3.93%


Per share ratios and supplemental data for periods prior to August 31, 2002, have not been restated to reflect this change in presentation.

3. TRANSACTIONS WITH AFFILIATES

The Trust and SEI Investments Fund Management (the "Manager") are parties to a Management Agreement dated May 23, 1986, under which the manager provides management, administrative and shareholder services to the Funds for an annual fee of .36% each of the average daily net assets of the Tax Free, Institutional Tax Free and Pennsylvania Tax Free Funds, .23% of the average daily net asset value of the California Tax Exempt and Massachusetts Tax Free Funds, .24% of the average daily net asset value of the Intermediate-Term Municipal, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds, and .20% of the average daily net asset value of the Pennsylvania Municipal Bond Fund. However, the Manager has voluntarily agreed to waive a portion of its fee so that total expenses of each Fund will not exceed the following amounts (expressed as a percentage of each Fund's daily net assets):
--------------------------------------------------------------------------------
                California    Institutional    Massachusetts    Pennsylvania
            Tax     Tax            Tax              Tax             Tax
Fund       Free    Exempt         Free             Free            Free
--------------------------------------------------------------------------------
Class A   0.45%    0.28%          0.33%              --            0.35%
Class B     --     0.58%          0.63%            0.55%           0.65%
Class C     --     0.78%          0.83%              --              --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Intermediate Pennsylvania  Massachusetts  New Jersey  New York  California
Fund   Municipal    Municipal     Municipal     Municipal Municipal   Municipal
--------------------------------------------------------------------------------
Class A  0.60%       0.60%         0.60%         0.60%      0.60%      0.60%
Class B   --         0.48%           --            --         --         --
--------------------------------------------------------------------------------
SEI Investments Distribution Co. is the distributor of the shares of the Trust under Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, and Class C shareholder servicing plans (the "Shareholder Servicing Plans") provide for servicing fees payable to the Distributor of up to .25% of the average daily net assets attributable to that particular class. However, the Distributor has voluntarily agreed to waive a portion of its fee so that total expenses of each Fund will not exceed certain annual expense limitations. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted administrative services plans that provide for administrative service fees payable to the Distributor of up to .05% and .25%, respectively, of the average daily nets assets attributable to that class.

--------------------------------------------------------------------------------
88                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

NOTES TO FINANCIAL STATEMENTS




Certain officers of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4. INVESTMENT ADVISORY

Weiss, Peck, & Greer L.L.C. ("WPG") acts as the Investment Adviser on behalf of the Tax Free, the California Tax Exempt, the Institutional Tax Free, the Massachusetts Tax Free and the Pennsylvania Tax Free Funds. For its services, WPG receives a monthly fee equal to an annual rate of .05% of the combined daily net assets up to $500 million, .04% on the next $500 million and .03% of such assets in excess of $1 billion of the Tax Free, the California Tax Exempt, the Institutional Tax Free, Massachusetts Tax Free, and the Pennsylvania Tax Free Funds.

SEI Investments Management Corporation ("SIMC") is the Investment Adviser of the Intermediate-Term Municipal Fund. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .33% of the Fund's average daily net assets. Sub-Advisory services are provided to SIMC for the Intermediate-Term Municipal Fund by Standish Mellon Asset Management ("SMAM"). SIMC is responsible for the supervision of and payment of fees to SMAM in connection with their services.

SIMC acts as the Investment Adviser to the Pennsylvania, Massachusetts, New Jersey, New York, and California Municipal Bond Funds. For its services, SIMC receives a monthly fee equal to an annual rate of .33% of the average daily net assets of the Funds.

Deutsche Asset Management, Inc. ("DAM") acts as the Investment Sub-Adviser of the Pennsylvania Municipal Bond Fund and is party to an investment sub-advisory agreement with the trust and SIMC.

McDonnell Investment Management L.L.C. ("MIM"), acts as Investment Sub-Adviser on behalf of the New Jersey and the California Municipal Bond Funds and is party to an investment sub-advisory agreement with the Trust and SIMC.

SMAM acts as an Investment Sub-Adviser on behalf of the New York and Massachusetts Municipal Bond Funds and is party to an investment sub-advisory agreement with the Trust and SIMC.

SIMC is responsible for the supervision of, and payment of fees, to DAM, MIM and SMAM in connection with their services to these Funds.


5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments for the year ended August 31, 2002, were as follows:
--------------------------------------------------------------------------------
                Intermediate-
                         Term  Pennsylvania    Massachusetts
                    Municipal     Municipal        Municipal
                         Fund     Bond Fund        Bond Fund
                ($ Thousands) ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Purchases ......     $247,187       $43,736          $13,112
Sales ..........      332,174        36,847           17,257

--------------------------------------------------------------------------------
                   New Jersey      New York       California
                    Municipal     Municipal        Municipal
                    Bond Fund     Bond Fund        Bond Fund
                ($ Thousands) ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Purchases ......      $34,630       $27,495          $76,609
Sales ..........       28,699        12,733           75,346

6. CONCENTRATION OF CREDIT RISK

The Funds invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        89

NOTES TO FINANCIAL STATEMENTS


August 31, 2002



Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions). At August 31, 2002, the percentage of portfolio investments by each revenue source were as follows:
--------------------------------------------------------------------------------
            Pennsylvania  Massachusetts  New Jersey    New York  California
               Municipal      Municipal   Municipal   Municipal   Municipal
               Bond Fund      Bond Fund   Bond Fund   Bond Fund   Bond Fund
--------------------------------------------------------------------------------
Bond Anticipation
   Notes              --             --         2.0%         --         0.5%
Certificates of
   Participation      --             --         2.6%         --          --
Education           21.3%          14.6%       23.3%        9.5%        6.1%
Environmental        0.8%           2.3%         --         5.7%         --
Grants Anticipation
   Notes              --            2.7%         --          --          --
General Obligations  3.7%          31.4%       25.1%       16.9%       20.1%
Healthcare          26.6%           6.9%        3.2%        5.4%        4.1%
Housing              8.0%           4.0%         --         3.8%        4.1%
Industrial
   Development      10.5%           4.0%        7.5%        3.5%        2.8%
Public Facilities    2.5%            --         1.4%        3.2%        5.9%
Tax & Revenue
   Anticipation
   Notes              --            0.6%         --         0.4%        0.1%
Transportation       1.6%          10.3%       10.9%       17.1%        8.4%
Utilities            8.4%          19.3%       16.3%       14.8%       17.9%
Other               16.6%           3.9%        7.7%       19.7%       30.0%
--------------------------------------------------------------------------------
                   100.0%         100.0%      100.0%      100.0%      100.0%
--------------------------------------------------------------------------------

7. FEDERAL TAX INFORMATION

Reclassification of Components of net assets - The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the periods that the differences arise. Accordingly the following permanent differences, have been classified to/from the following accounts during the fiscal year ended August 31, 2002:
--------------------------------------------------------------------------------
                                         Accumulated          Net Investment
                 Paid-in-Capital       Realized Gain            Income Funds
 Funds              ($ Thousands)       ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------
Tax Free Fund               $(17)              $  17                 $   --
Intermediate-Term
   Municipal Fund             (1)                125                    (124)
Pennsylvania Municipal
   Bond Fund                  --                  33                     (33)
Massachusetts Municipal
   Bond Fund                  --                   4                      (4)
New Jersey Municipal
   Bond Fund                  --                   9                      (9)
New York Municipal
   Bond Fund                  --                   2                      (2)
California Municipal
   Bond Fund                  --                  94                     (94)


The tax character of dividends and distributions paid during the years ended August 31, 2001 and August 31, 2002 were as follows ($ Thousands):

--------------------------------------------------------------------------------------------
                                                           Long Term
                  Tax -Exempt Income   Ordinary Income   Capital Gains        Totals
Fund                2002      2001      2002    2001     2002     2001    2002       2001
--------------------------------------------------------------------------------------------
Tax Free Fund      $11,812  $30,378     $--     $--      $--      $--  $11,812    $30,378
California Tax
   Exempt Fund         434      840      --      --       --       --      434        840
Institutional Tax
   Free Fund        21,098   39,698      --      --       --       --   21,098     39,698
Massachusetts Tax
   Free Fund           809      347      --      --       --       --      809        347
Pennsylvania Tax
   Free Fund           667    1,915      --      --       --       --      667      1,915
Intermediate-Term
   Municipal Fund   37,634   37,567   2,237      89    2,830       --   42,701     37,656
Pennsylvania Municipal
   Bond Fund         5,795    5,835      30       6       --       --    5,825      5,841
Massachusetts Municipal
   Bond Fund         1,582    1,463       8       1       41       --    1,631      1,464
New Jersey Municipal
   Bond Fund         2,755    2,605      40       3      121       --    2,916      2,608
New York Municipal
   Bond Fund         2,797    2,232      53      49       91       --    2,941      2,281
California Municipal
   Bond Fund         8,283    8,103   1,015      27    1,065       --   10,363      8,130





--------------------------------------------------------------------------------
90                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

NOTES TO FINANCIAL STATEMENTS



As of August 31, 2002, the components of Distributable Earnings/ (Accumulated Losses) on a tax basis were as follows ($ Thousands):

---------------------------------------------------------------------------------------------
                            Undistributed
                           (Distributions
            Undistributed   in Excess of)   Undistributed     Unrealized          Capital
                 Ordinary      Tax-Exempt       Long-Term   Appreciation             Loss
Fund               Income          Income    Capital Gain  (Depreciation)   Carryforwards
---------------------------------------------------------------------------------------------
Tax Free Fund         $--            $ (4)            $--             $--           $ (42)
California Tax
   Exempt Fund         --              --              --              --             (12)
Institutional Tax
   Free Fund           --            (107)             --              --             (51)
Massachusetts Tax
   Free Fund           --               2              --              --              (3)
Pennsylvania Tax
   Free Fund           --              (3)             --              --             (19)
Intermediate-Term
   Municipal Fund     556              19           6,618          52,154              --
Pennsylvania Municipal
   Bond Fund           --              22              --           7,577            (300)
Massachusetts Municipal
   Bond Fund           --               1             593           2,278              --
New Jersey Municipal
   Bond Fund           33               1             560           4,246              --
New York Municipal
   Bond Fund            1               1             404           4,752              --
California Municipal
   Bond Fund            2               1           1,524          11,878              --

Subsequent to October 31, 2001, the Funds recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains. The Funds also had capital loss carryforwards, as follows ($ Thousands):

---------------------------------------------------------------------------------------------------
                    Total
                  Capital
                     Loss
                Carryover
               August 31,  Expires  Expires  Expires  Expires  Expires  Expires  Expires  Expires
Fund                 2002    2003     2004     2005     2006     2007     2008    2009     2010
---------------------------------------------------------------------------------------------------
Tax Free Fund       $  42     $--      $--      $ 3      $ 1      $ 7     $18     $ 12      $ 1
California Tax
   Exempt Fund         12      --       --        7       --        2      --        2        1
Institutional Tax
   Free Fund           51      --       --        5       --       15      23        7        1
Massachusetts Tax
   Free Fund            3      --       --       --       --       --      --       --        3
Pennsylvania Tax
   Free Fund           19      --       --       11       --        4       4       --       --
Pennsylvania Muni-
   cipal Bond Fund    300      --       --       --       --       --      --      300       --

For tax purposes, the losses in a Fund can be carried forward for a maximum of eight years to offset any net realized capital gains of the Fund.

During the year ended August 31, 2002, the following funds utilized capital loss carryforwards to offset realized capital gains:
--------------------------------------------------------------------------------
Fund                         Amount ($ Thousands)
--------------------------------------------------------------------------------
Pennsylvania Municipal Bond Fund             $727
Massachusetts Municipal Bond Fund              46
New Jersey Municipal Bond Fund                 70

At August 31, 2002, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:
--------------------------------------------------------------------------------
                Intermediate-
                         Term  Pennsylvania    Massachusetts
                    Municipal     Municipal        Municipal
                         Fund     Bond Fund        Bond Fund
                ($ Thousands) ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Federal tax cost     $882,349      $126,077          $39,737
Aggregate gross
   unrealized
   appreciation        52,574         7,613            2,294
Aggregate gross
   unrealized
   depreciation          (420)          (36)             (16)
--------------------------------------------------------------------------------
Net unrealized
   appreciation      $ 52,154       $ 7,577          $ 2,278
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   New Jersey      New York       California
                    Municipal     Municipal        Municipal
                    Bond Fund     Bond Fund        Bond Fund
                ($ Thousands) ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Federal tax cost      $80,997       $80,797         $202,629
Aggregate gross
   unrealized
   appreciation         4,246         4,752           11,878
Aggregate gross
   unrealized
   depreciation            --            --               --
--------------------------------------------------------------------------------
Net unrealized
   appreciation       $ 4,246       $ 4,752         $ 11,878
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        91

NOTES TO FINANCIAL STATEMENTS


August 31, 2002


8. SHARE TRANSACTIONS (Thousands):

------------------------------------------------------------------------------------------------------------------------------------
                                                       CALIFORNIA         INSTITUTIONAL       MASSACHUSETTS
                                    TAX FREE           TAX EXEMPT           TAX FREE            TAX FREE         PENNSYLVANIA
                                      FUND               FUND (1)              FUND              FUND (2)       TAX FREE FUND (3)
------------------------------------------------------------------------------------------------------------------------------------
                                 2002      2001      2002     2001       2002        2001     2002     2001      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   CLASS A:
   Shares Issued            5,112,100  5,707,510   108,540   85,187   5,974,424  5,977,741       --       --    69,542    96,117
   Shares Issued in Lieu of
     Cash Distributions         5,222     11,488       164      265       5,624      6,671       --       --       169     1,039
   Shares Redeemed         (5,056,045)(5,822,695) (106,610) (86,750) (5,919,638)(5,725,954)      --       --   (72,389) (129,664)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions  61,277   (103,697)    2,094   (1,298)     60,410    258,458       --       --    (2,678)  (32,508)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                   --         --     1,196   10,573     740,591    670,009  226,727  140,640    78,030    14,932
   Shares Issued in Lieu of
     Cash Distributions            --         --         2       63       1,741      2,024        2       --       104        --
   Shares Redeemed                 --         --    (2,701)  (9,729)   (678,716)  (578,049)(229,893) (57,857)  (57,890)   (8,966)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions      --         --    (1,503)     907      63,616     93,984   (3,164)  82,783    20,244     5,966
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                   --         --    26,020   18,880     300,435    436,667        --       --        --        --
   Shares Issued in Lieu of
     Cash Distributions            --         --        --       --          --         --        --       --        --        --
   Shares Redeemed                 --         --   (21,938) (13,202)   (284,414)  (458,808)       --       --        --        --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions      --         --     4,082    5,678      16,021    (22,141)       --       --        --        --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares            61,277   (103,697)    4,673    5,287     140,047    330,301   (3,164)  82,783    17,566   (26,542)
------------------------------------------------------------------------------------------------------------------------------------
(1) The California Tax Exempt Fund -- Class B closed on March 11, 2002.
(2) The Massachusetts Tax Free Fund commenced operations on May 16, 2001.
(3) The Pennsylvania Tax Free Fund -- Class B shares were offered beginning on April 2, 2001.

Amounts designated as "--" are either $0 or have been rounded to $0.





--------------------------------------------------------------------------------
92                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

NOTES TO FINANCIAL STATEMENTS


------------------------------------------------------------------------------------------------------------------------------------
                                  INTERMEDIATE-      PENNSYLVANIA        MASSACHUSETTS         NEW JERSEY           NEW YORK
                                 TERM MUNICIPAL        MUNICIPAL           MUNICIPAL            MUNICIPAL           MUNICIPAL
                                     FUND              BOND FUND            BOND FUND           BOND FUND           BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                2002      2001       2002     2001        2002     2001       2002     2001      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   CLASS A:
   Shares Issued              39,961    37,817      2,923     2,714     1,565     1,765      3,913    3,748     4,362     3,540
   Shares Issued in Lieu of
     Cash Distributions        3,284     2,950        234       210       152       143        269      251       278       223
   Shares Redeemed           (48,851)  (30,356)    (2,672)   (1,700)   (1,952)     (970)    (3,467)  (2,568)   (3,143)   (2,121)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions (5,606)   10,411        485     1,224      (235)      938        715    1,431     1,497     1,642
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                  --        --      1,808     1,318        --        --         --       --        --        --
   Shares Issued in Lieu of
     Cash Distributions           --        --         68        73        --        --         --       --        --        --
   Shares Redeemed                --        --     (2,215)   (2,287)       --        --         --       --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions     --        --       (339)     (896)       --        --         --       --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                  --        --         --        --        --        --         --       --        --        --
   Shares Issued in Lieu of
     Cash Distributions           --        --         --        --        --        --         --       --        --        --
   Shares Redeemed                --        --         --        --        --        --         --       --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions     --        --         --        --        --        --         --       --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares           (5,606)   10,411        146       328      (235)      938        715    1,431     1,497     1,642
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------
                                  CALIFORNIA
                                  MUNICIPAL
                                  BOND FUND
--------------------------------------------------
                                2002      2001
--------------------------------------------------
Shares Issued and Redeemed:
   CLASS A:
   Shares Issued               7,641    10,617
   Shares Issued in Lieu of
     Cash Distributions          907       756
   Shares Redeemed            (8,612)   (8,379)
--------------------------------------------------
   Total Class A Transactions    (64)    2,994
--------------------------------------------------
   CLASS B:
   Shares Issued                  --        --
   Shares Issued in Lieu of
     Cash Distributions           --        --
   Shares Redeemed                --        --
--------------------------------------------------
   Total Class B Transactions     --        --
--------------------------------------------------
   CLASS C:
   Shares Issued                  --        --
   Shares Issued in Lieu of
     Cash Distributions           --        --
   Shares Redeemed                --        --
--------------------------------------------------
   Total Class C Transactions     --        --
--------------------------------------------------
   Increase (Decrease) in
     Capital Shares              (64)    2,994
--------------------------------------------------




9. CHANGE IN INDEPENDENT AUDITORS  (Unaudited):
In June 2002, Arthur Andersen LLP(Arthur Andersen) was dismissed as independent auditor for the SEI Tax Exempt Trust. Ernst & Young LLP (Ernst & Young) was selected as the Trust's independent auditor. The Trust's selection of Ernst & Young as its independent auditor was recommended by the Trust's audit committee and was approved by the Trust's Board of Trustees.

The report on the financial statements audited by Arthur Andersen for the year ended August 31, 2001 for the Trust did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles.

There were no disagreements between the Trust and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen would have caused it to make reference to the subject matter of the disagreements in their report.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        93

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)




Set forth below are the names, dates of birth, position with the SEI Tax Exempt Trust (the "Trust"), length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling [1-800-342-5734].

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                       NUMBER OF
                                      OFFICE                                       PORTFOLIOS
                                        AND                 PRINCIPAL                IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)              COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST              OVERSEEN              HELD BY
    AND AGE           TRUSTS          SERVED               FIVE YEARS              BY TRUSTEE             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
------------
Robert A. Nesher     Chairman       since 1981    Currently performs various            66        Trustee of The Advisors' Inner
One Freedom           of the                      services on behalf of SEI                       Circle Fund, The Arbor Fund,
Valley Drive         Board of                     Investments Company for                         Bishop Street Funds, and The
Oaks, PA 19456       Trustees*                    which Mr. Nesher is                             Expedition Funds.
56                                                compensated.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran     Trustee*       since 1981    Partner, Morgan, Lewis &              66        Trustee of The Advisors' Inner
1701 Market Street                                Bockius LLP(law firm),                          Circle Fund, The Arbor Fund,
Philadelphia, PA                                  counsel to the Trusts, SEI                      and The Expedition Funds;
19103                                             Investments Company, the                        Director of SEI Investments
62                                                Adviser, the Administrator                      since 1974.
                                                  and the Distributor.
------------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch      Trustee       since 1981    President, Orange County              66        Trustee of STI Classic Funds
One Freedom                                       Publishing Co., Inc.; Publisher,                and STI Classic Variable Trust.
Valley Drive                                      Paoli News and Paoli Republican;
Oaks, PA 19456                                    and Editor, Paoli Republican,
69                                                October 1981-January 1997.
                                                  President, H&W Distribution, Inc.,
                                                  since July 1984.
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey       Trustee       since 1995    Retired, Partner, Dechert Price       66        Trustee of The Advisors' Inner
One Freedom                                       & Rhoads, September 1987-                       Circle Fund, The Arbor Fund,
Valley Drive                                      December 1993.                                  and The Expedition Funds.
Oaks, PA 19456
71
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.Trustee      since 1996    Chief Executive Officer, Newfound     66        Trustee of The Advisors' Inner
One Freedom                                       Consultants Inc. since April 1997.              Circle Fund, The Arbor Fund,
Valley Drive                                      General Partner, Teton Partners L.P.            and The Expedition Funds;
Oaks, PA 19456                                    1991-1996.                                      Trustee, Navigator Securities
59                                                                                                Lending Trust, since 1995.
------------------------------------------------------------------------------------------------------------------------------------

Rosemarie B. Greco    Trustee       since 1999    Principal, Grecoventures (consulting  66        Director, Sonoco, Inc.; Director,
One Freedom                                       firm) since August 1997. President,             ExelonEnergy; Director, Radian;
Valley Drive                                      Corestates Financial Corp., 1991-1997;          Trustee, Pennsylvania Real Estate
Oaks, PA 19456                                    Chief Executive Officer and President,          Investment Trust;
56                                                Corestates Bank, N.A., 1991-1997.

------------------------------------------------------------------------------------------------------------------------------------

*MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH THE TRUSTS' DISTRIBUTOR.

--------------------------------------------------------------------------------
94                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                                NUMBER OF
                                      OFFICE                                                 PORTFOLIOS
                                        AND                 PRINCIPAL                         IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                       COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                        OVERSEEN             HELD BY
    AND AGE           TRUSTS          SERVED               FIVE YEARS                        BY TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------
Edward D. Loughlin   President      since 1981       Executive Vice President and                N/A                 N/A
One Freedom            & CEO                         President - Asset Management
Valley Drive                                         Division of SEI Investments since
Oaks, PA 19456                                       1993. Executive Vice President of
51                                                   the Adviser and the Administrator
                                                     since 1994. Senior Vice President
                                                     of the Distributor, 1986-1991; Vice
                                                     President of the Distributor, 1981-1986.
------------------------------------------------------------------------------------------------------------------------------------
James R. Foggo          CFO         since 1998       Vice President and Assistant Secretary      N/A                 N/A
One Freedom                                          of SEI Investments since January 1998.
Valley Drive                                         Vice President and Secretary of the
Oaks, PA 19456                                       Adviser, Administrator and Distributor
38                                                   since May 1999. Associate, Paul, Weiss,
                                                     Rifkind, Wharton & Garrison (law firm),
                                                     1998. Associate, Baker & McKenzie
                                                     (law firm), 1995-1998. Associate, Battle
                                                     Fowler L.L.P. (law firm), 1993-1995.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto       Vice         since 1999       Employed by SEI Investments since           N/A                 N/A
One Freedom          President                       October 1999. Vice President and
Valley Drive            and                          Secretary of the Adviser, Administrator
Oaks, PA 19456       Secretary                       and Distributor since December 1999.
34                                                   Associate, Dechert Price & Rhoads
                                                     (law firm), 1997-1999. Associate,
                                                     Richter, Miller & Finn (law firm),
                                                     1993-1997.
------------------------------------------------------------------------------------------------------------------------------------
Todd B. Cipperman      Vice         since 1995       Senior Vice President and General           N/A                 N/A
One Freedom          President                       Counsel of SEI Investments; Senior
Valley Drive            and                          Vice President, General Counsel and
Oaks, PA 19456       Assistant                       Secretary of the Adviser, the
36                   Secretary                       Administrator and the Distributor
                                                     since 2000. Vice President
                                                     and Assistant Secretary of
                                                     SEI Investments, the
                                                     Adviser, the Administrator
                                                     and the Distributor,
                                                     1995-2000. Associate, Dewey
                                                     Ballantine (law firm),
                                                     1994-1995.
------------------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis       Vice         since 1998       Vice President and Assistant Secretary      N/A                 N/A
One Freedom          President                       of SEI Investments, the Adviser, the
Valley Drive            and                          Administrator and the Distributor since
Oaks, PA 19456       Assistant                       1998. Assistant General Counsel and
38                   Secretary                       Director of Arbitration, Philadelphia
                                                     Stock Exchange, 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
MR. EDWARD W. BINSHADLER IS A TRUSTEE EMERITUS OF THE TRUST. MR. BINSHADLER SERVES AS A CONSULTANT TO THE AUDIT COMMITTEE
AND RECEIVES AS COMPENSATION, $5,000 PER AUDIT COMMITTEE MEETING ATTENDED.



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        95

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                                NUMBER OF
                                      OFFICE                                                PORTFOLIOS
                                        AND                 PRINCIPAL                         IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                       COMPLEX       OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                        OVERSEEN             HELD BY
    AND AGE           TRUSTS          SERVED               FIVE YEARS                        BY TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
------------------
Christine M.           Vice         since 1999       Employed by SEI Investments since           N/A                 N/A
McCullough           President                       November 1, 1999. Vice President
One Freedom             and                          and Assistant Secretary of the Adviser,
Valley Drive         Assistant                       the Administrator and the Distributor
Oaks, PA 19456       Secretary                       since December 1999. Associate at
41                                                   White and Williams LLP, 1991-1999.
                                                     Associate at Montgomery, McCracken,
                                                     Walker & Rhoads, 1990-1991.
------------------------------------------------------------------------------------------------------------------------------------
Sherry Kajdan          Vice         since 2001       Vice President and Assistant Secretary      N/A                 N/A
Vetterlein           President                       of SEI Investments Mutual Funds
One Freedom             and                          Services since January 2001.
Valley Drive         Assistant                       Shareholder/Partner, Buchanan
Oaks, PA 19456       Secretary                       Ingersoll Professional Corporation
40                                                   (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
William E. Zitelli, Jr. Vice        since 2001       Vice President and Assistant Secretary      N/A                 N/A
One Freedom          President                       of the Administrator and Distributor
Valley Drive            and                          since August 2001. Vice President,
Oaks, PA 19456       Assistant                       Merrill Lynch & Co. Asset Management
34                   Secretary                       Group (1998-2000). Associate at
                                                     Pepper Hamilton LLP (1997-1998).
                                                     Associate at Reboul, MacMurray, Hewitt,
                                                     Maynard & Kristol (1994-1997).
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Ludwig       Vice         since 1985       Employed by SEI Investments since 1985.     N/A                 N/A
One Freedom          President                       Senior Vice President and Chief Investment
Valley Drive            and                          Officer of SEI Asset Management Group
Oaks, PA 19456       Assistant                       since 1995. Manager of Product
52                   Secretary                       Development for SEI's institutional
                                                     mutual funds and repurchase
                                                     trading desk from
                                                     1985-1995. Held various
                                                     product management and
                                                     development positions at
                                                     Chase Econometrics and
                                                     Interactive Data
                                                     Corporation from 1974-1985.
------------------------------------------------------------------------------------------------------------------------------------

John C. Munch          Vice         since 2002       Vice President and Assistant Secretary      N/A                 N/A
One Freedom          President                       of the Administrator and Distributor
Valley Drive            and                          since November 2001. Associate,
Oaks, PA 19456       Assistant                       Howard, Rice, Nemorvoski, Canady,
31                   Secretary                       Falk & Rabkin (law firm), 1998-2001.
                                                     Associate, Seward & Kissel
                                                     LLP (law firm), 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
96                        SEI Tax Exempt Trust / Annual Report / August 31, 2002

Notice to Shareholders (Unaudited)


For shareholders that do not have an August 31, 2002, taxable year end, this notice is for informational purposes only. For shareholders with an August 31, 2002, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended August 31, 2002, the Funds of the SEI Tax Exempt Trust are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

                                          (A)               (B)
                                       LONG TERM         ORDINARY                                  (D)
                                     CAPITAL GAINS        INCOME              (C)                 TOTAL              (E)
                                     DISTRIBUTIONS     DISTRIBUTIONS       TAX-EXEMPT         DISTRIBUTIONS      QUALIFYING
PORTFOLIO                             (TAX BASIS)       (TAX BASIS)         INTEREST          (TAX BASIS)       DIVIDENDS(1)
Tax Free Fund                             0%                0%                100%                100%               0%
California Tax Exempt Fund                0%                0%                100%                100%               0%
Institutional Tax Free Fund               0%                0%                100%                100%               0%
Massachusetts Tax Free Fund               0%                0%                100%                100%               0%
Pennsylvania Tax Free Fund                0%                0%                100%                100%               0%
Intermediate-Term Municipal Fund        6.63%             5.24%              88.13%               100%               0%
Pennsylvania Municipal Bond Fund          0%              0.52%              99.48%               100%               0%
Massachusetts Municipal Bond Fund       2.53%             0.49%              96.98%               100%               0%
New Jersey Municipal Bond Fund          4.14%             1.38%              94.48%               100%               0%
New York Municipal Bond Fund            3.11%             1.80%              95.09%               100%               0%
California Municipal Bond Fund         10.27%             9.80%              79.93%               100%               0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".

Items (A), (B), (C) and (D) are based on the percentage of each fund's total distribution.
Item (E) is based on the percentage of ordinary income distributions of each fund.


Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2002                        97

Notes

Notes

Notes

SEI TAX EXEMPT TRUST ANNUAL REPORT august 31, 2002




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT AND SECRETARY

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY


INVESTMENT ADVISERS

SEI Investments Management Corporation:
MASSACHUSETTS TAX FREE FUND
INTERMEDIATE-TERM MUNICIPAL FUND
PENNSYLVANIA MUNICIPAL BOND FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND
CALIFORNIA MUNICIPAL BOND FUND

Weiss, Peck & Greer L.L.C.:
TAX FREE FUND
CALIFORNIA TAX EXEMPT FUND
INSTITUTIONAL TAX FREE FUND
MASSACHUSETTS TAX FREE FUND
PENNSYLVANIA TAX FREE FUND

SUB-ADVISERS

Deutsche Asset Management, Inc.
PENNSYLVANIA MUNICIPAL BOND FUND

Standish Mellon Asset Management
INTERMEDIATE-TERM MUNICIPAL FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND

McDonnell Investment Management L.L.C.
CALIFORNIA MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND

Weiss, Peck & Greer L.L.C.:
MASSACHUSETTS TAX FREE FUND

MANAGER AND SHAREHOLDER SERVICING AGENT

SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS
Ernst & Young LLP

This annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[Background Art Omitted]
[SEI Logo Omitted]




SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-024 (8/02)